UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21714

MML Series Investment Fund II
	(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT	06082
(Address of principal executive offices)		(Zip code)
Jeffrey M. Dube
100 Bright Meadow Blvd., Enfield, CT	06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	12/31/15

Date of reporting period:	3/31/15

Item 1. Schedule of Investments.

MML Blend Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 67.1%

COMMON STOCK — 66.9%
Basic Materials — 1.8%
Chemicals — 1.5%
Air Products & Chemicals, Inc.	5	$756
Airgas, Inc.	2	212
CF Industries Holdings, Inc.	8,848	2,510,001
The Dow Chemical Co.	27,273	1,308,559
E.I. du Pont de Nemours & Co.	5,460	390,226
Eastman Chemical Co.	4,170	288,814
Ecolab, Inc.	2	229
International Flavors & Fragrances, Inc.	540	63,396
LyondellBasell Industries NV Class A	25,000	2,195,000
Monsanto Co.	7,794	877,137
The Mosaic Co.	14,500	667,870
PPG Industries, Inc.	969	218,548
Praxair, Inc.	6	724
The Sherwin-Williams Co.	2,883	820,214
Sigma-Aldrich Corp.	3,646	504,060

		9,845,746

Forest Products & Paper — 0.1%
International Paper Co.	12,187	676,256
MeadWestvaco Corp.	87	4,339

		680,595

Iron & Steel — 0.0%
Allegheny Technologies, Inc.	45	1,350
Nucor Corp.	56	2,662

		4,012

Mining — 0.2%
Alcoa, Inc.	88,026	1,137,296
Freeport-McMoRan, Inc.	8,464	160,393
Newmont Mining Corp.	3,770	81,847
Vulcan Materials Co.	65	5,479

		1,385,015

		11,915,368

Communications — 6.6%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	8,422	186,295
Omnicom Group, Inc.	3,747	292,191

		478,486

Internet — 1.1%
Akamai Technologies, Inc. (a)	26	1,847
Amazon.com, Inc. (a)	220	81,862
eBay, Inc. (a)	15,577	898,481
Expedia, Inc.	2,867	269,871

	Number of Shares	Value
F5 Networks, Inc. (a)	6,880	$790,787
Facebook, Inc. Class A (a)	12,500	1,027,688
Google, Inc. Class A (a)	1,420	787,674
Google, Inc. Class C (a)	2,700	1,479,600
Netflix, Inc. (a)	9	3,750
The Priceline Group, Inc. (a)	11	12,806
Symantec Corp.	18,855	440,547
TripAdvisor, Inc. (a)	2,637	219,319
VeriSign, Inc. (a)	2,791	186,913
Yahoo!, Inc. (a)	22,329	992,189

		7,193,334

Media — 2.5%
Cablevision Systems Corp. Class A	157,200	2,876,760
CBS Corp. Class B	57	3,456
Comcast Corp. Class A	18,212	1,028,432
DIRECTV (a)	18,628	1,585,243
Discovery Communications, Inc. Series A (a)	600	18,456
Discovery Communications, Inc. Series C (a)	600	17,685
Gannett Co., Inc.	25,812	957,109
The McGraw Hill Financial, Inc.	2,948	304,823
News Corp. Class A (a)	28,466	455,741
Nielsen NV	4,600	205,022
Scripps Networks Interactive Class A	10,472	717,960
Time Warner Cable, Inc.	3,046	456,534
Time Warner, Inc.	23,615	1,994,051
Twenty-First Century Fox Class A	67,267	2,276,315
Viacom, Inc. Class B	15,210	1,038,843
The Walt Disney Co.	29,382	3,081,878

		17,018,308

Telecommunications — 2.9%
AT&T, Inc.	107,909	3,523,229
CenturyLink, Inc.	39,728	1,372,602
Cisco Systems, Inc.	202,842	5,583,226
Corning, Inc.	70,267	1,593,655
Frontier Communications Corp.	27,756	195,680
Harris Corp.	2,270	178,785
Juniper Networks, Inc.	28,689	647,798
Motorola Solutions, Inc.	37	2,467
QUALCOMM, Inc.	25,300	1,754,302
Verizon Communications, Inc.	96,355	4,685,744
Windstream Corp.	76,456	565,774

		20,103,262

		44,793,390

Consumer, Cyclical — 7.4%
Airlines — 0.5%
Delta Air Lines, Inc.	51,300	2,306,448
Southwest Airlines Co.	29,283	1,297,237

		3,603,685

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apparel — 0.2%
Nike, Inc. Class B	9,682	$971,395
VF Corp.	2,300	173,213

		1,144,608

Auto Manufacturers — 0.7%
Ford Motor Co.	130,813	2,111,322
General Motors Co.	53,400	2,002,500
Paccar, Inc.	10,022	632,789

		4,746,611

Automotive & Parts — 0.4%
Delphi Automotive PLC	8,200	653,868
The Goodyear Tire & Rubber Co.	47,051	1,274,141
Johnson Controls, Inc.	12,672	639,176

		2,567,185

Distribution & Wholesale — 0.1%
Fastenal Co.	82	3,398
Fossil Group, Inc. (a)	120	9,894
Genuine Parts Co.	2,834	264,100
W.W. Grainger, Inc.	2	472

		277,864

Home Builders — 0.0%
D.R. Horton, Inc.	47	1,338
PulteGroup, Inc.	9,373	208,362

		209,700

Home Furnishing — 0.0%
Harman International Industries, Inc.	1,869	249,755
Whirlpool Corp.	3	606

		250,361

Housewares — 0.0%
Newell Rubbermaid, Inc.	5,738	224,184

Leisure Time — 0.1%
Carnival Corp.	11,664	558,006
Harley-Davidson, Inc.	2	121

		558,127

Lodging — 0.4%
Marriott International, Inc. Class A	4,569	366,982
Starwood Hotels & Resorts Worldwide, Inc.	6,815	569,053
Wyndham Worldwide Corp.	18,009	1,629,274
Wynn Resorts Ltd.	8	1,007

		2,566,316

Retail — 4.8%
AutoNation, Inc. (a)	22,999	1,479,526
AutoZone, Inc. (a)	994	678,067
Bed Bath & Beyond, Inc. (a)	26,264	2,016,419
Best Buy Co., Inc.	67,392	2,546,744
CarMax, Inc. (a)	9,000	621,090
Coach, Inc.	20,720	858,430

	Number of Shares	Value
Costco Wholesale Corp.	6,606	$1,000,776
CVS Health Corp.	24,784	2,557,957
Darden Restaurants, Inc.	54	3,744
Dollar General Corp. (a)	3,200	241,216
Dollar Tree, Inc. (a)	5,840	473,887
Family Dollar Stores, Inc.	35	2,773
GameStop Corp. Class A	45,851	1,740,504
The Gap, Inc.	7,990	346,207
The Home Depot, Inc.	12,247	1,391,382
Kohl’s Corp.	5,430	424,897
L Brands, Inc.	6,200	584,598
Lowe’s Cos., Inc.	31,895	2,372,669
Macy’s, Inc.	17,951	1,165,199
McDonald’s Corp.	2,160	210,470
Nordstrom, Inc.	8	643
O’Reilly Automotive, Inc. (a)	3,693	798,574
PVH Corp.	12,640	1,346,918
Ross Stores, Inc.	5,572	587,066
Staples, Inc.	131,165	2,136,022
Starbucks Corp.	2,477	234,572
Target Corp.	29,486	2,419,916
Tiffany & Co.	2	176
The TJX Cos., Inc.	1,506	105,495
Wal-Mart Stores, Inc.	35,122	2,888,784
Walgreens Boots Alliance, Inc.	15,457	1,308,899
Yum! Brands, Inc.	2,635	207,427

		32,751,047

Textiles — 0.2%
Cintas Corp.	16,478	1,345,099

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	61	3,858
Mattel, Inc.	90	2,056

		5,914

		50,250,701

Consumer, Non-cyclical — 15.6%
Agriculture — 1.4%
Altria Group, Inc.	53,259	2,664,015
Archer-Daniels-Midland Co.	42,892	2,033,081
Lorillard, Inc.	31,812	2,078,914
Philip Morris International, Inc.	29,236	2,202,348
Reynolds American, Inc.	2,034	140,163

		9,118,521

Beverages — 1.1%
Brown-Forman Corp. Class B	6	542
The Coca-Cola Co.	54,430	2,207,136
Coca-Cola Enterprises, Inc.	6,678	295,168
Constellation Brands, Inc. Class A (a)	12	1,395
Dr. Pepper Snapple Group, Inc.	6,404	502,586
Keurig Green Mountain, Inc.	2,140	239,102
Molson Coors Brewing Co. Class B	4,933	367,262
Monster Beverage Corp. (a)	4,700	650,456

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PepsiCo, Inc.	34,960	$3,342,875

		7,606,522

Biotechnology — 1.2%
Alexion Pharmaceuticals, Inc. (a)	2,270	393,391
Amgen, Inc.	40,561	6,483,676
Biogen, Inc. (a)	122	51,513
Celgene Corp. (a)	7,956	917,168
Regeneron Pharmaceuticals, Inc. (a)	570	257,343
Vertex Pharmaceuticals, Inc. (a)	100	11,797

		8,114,888

Commercial Services — 1.2%
The ADT Corp.	6,300	261,576
Automatic Data Processing, Inc.	13,009	1,114,091
Equifax, Inc.	1,742	162,006
H&R Block, Inc.	11,463	367,618
MasterCard, Inc. Class A	1,300	112,307
McKesson Corp.	7,345	1,661,439
Moody’s Corp.	3,330	345,654
Paychex, Inc.	5,164	256,212
Quanta Services, Inc. (a)	13	371
Robert Half International, Inc.	1,826	110,510
Total System Services, Inc.	2,607	99,457
United Rentals, Inc. (a)	5,280	481,325
Visa, Inc. Class A	712	46,572
Western Union Co.	149,888	3,119,169

		8,138,307

Cosmetics & Personal Care — 1.0%
Avon Products, Inc.	251,892	2,012,617
Colgate-Palmolive Co.	3,856	267,375
The Estee Lauder Cos., Inc. Class A	5,210	433,264
The Procter & Gamble Co.	52,329	4,287,838

		7,001,094

Foods — 0.7%
Campbell Soup Co.	1,624	75,597
ConAgra Foods, Inc.	3,574	130,558
General Mills, Inc.	12,462	705,349
The Hershey Co.	1,647	166,199
Hormel Foods Corp.	1,666	94,712
The J.M. Smucker Co.	1,925	222,780
Kellogg Co.	9,128	601,992
Kraft Foods Group, Inc.	11,858	1,033,010
The Kroger Co.	20,029	1,535,423
McCormick & Co., Inc.	161	12,415
Mondelez International, Inc. Class A	175	6,316
Sysco Corp.	2,434	91,835
Tyson Foods, Inc. Class A	4,901	187,708
Whole Foods Market, Inc.	50	2,604

		4,866,498

Health Care – Products — 2.9%
Baxter International, Inc.	1,361	93,229
Becton, Dickinson & Co.	6,020	864,412

	Number of Shares	Value
Boston Scientific Corp. (a)	33,304	$591,146
C.R. Bard, Inc.	1,172	196,134
Edwards Lifesciences Corp. (a)	10,200	1,453,092
Intuitive Surgical, Inc. (a)	46	23,231
Johnson & Johnson	90,262	9,080,357
Medtronic PLC	71,800	5,599,682
St. Jude Medical, Inc.	3,491	228,311
Stryker Corp.	5,150	475,088
Varian Medical Systems, Inc. (a)	3,697	347,851
Zimmer Holdings, Inc.	4,615	542,355

		19,494,888

Health Care – Services — 1.1%
Aetna, Inc.	8,537	909,447
Anthem, Inc.	10,826	1,671,643
Cigna Corp.	5,332	690,174
DaVita HealthCare Partners, Inc. (a)	3,730	303,174
Humana, Inc.	2,174	387,015
Laboratory Corporation of America Holdings (a)	1,842	232,258
Quest Diagnostics, Inc.	10,709	822,987
Tenet Healthcare Corp. (a)	49	2,426
Thermo Fisher Scientific, Inc.	891	119,697
UnitedHealth Group, Inc.	18,494	2,187,655
Universal Health Services, Inc. Class B	1,570	184,805

		7,511,281

Household Products — 0.4%
Avery Dennison Corp.	2,515	133,068
The Clorox Co.	21,853	2,412,353
Kimberly-Clark Corp.	2,935	314,368

		2,859,789

Pharmaceuticals — 4.6%
Abbott Laboratories	29,822	1,381,653
AbbVie, Inc.	61,922	3,624,914
Actavis PLC (a)	9,461	2,815,783
AmerisourceBergen Corp.	12,607	1,433,038
Bristol-Myers Squibb Co.	23,367	1,507,171
Cardinal Health, Inc.	10,878	981,957
DENTSPLY International, Inc.	11,856	603,352
Eli Lilly & Co.	23,814	1,730,087
Express Scripts Holding Co. (a)	35,301	3,063,068
Gilead Sciences, Inc. (a)	31,730	3,113,665
Hospira, Inc. (a)	3,017	265,013
Mallinckrodt PLC (a)	14,960	1,894,684
Mead Johnson Nutrition Co.	2,912	292,743
Merck & Co., Inc.	32,983	1,895,863
Mylan NV (a)	4,747	281,734
Patterson Cos., Inc.	86	4,196
Perrigo Co. PLC	210	34,766
Pfizer, Inc.	186,241	6,479,324
Zoetis, Inc.	20	926

		31,403,937

		106,115,725

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	12,537	$279,450

Energy — 5.3%
Coal — 0.0%
CONSOL Energy, Inc.	81	2,259

Energy – Alternate Sources — 0.3%
First Solar, Inc. (a)	38,000	2,272,020

Oil & Gas — 4.5%
Anadarko Petroleum Corp.	10,348	856,918
Apache Corp.	4,921	296,884
Cabot Oil & Gas Corp.	48	1,417
Chesapeake Energy Corp.	47,690	675,290
Chevron Corp.	49,908	5,239,342
ConocoPhillips	17,239	1,073,300
Denbury Resources, Inc.	10,274	74,898
Devon Energy Corp.	12,647	762,741
Diamond Offshore Drilling, Inc.	24,378	653,087
Ensco PLC Class A	51,900	1,093,533
EOG Resources, Inc.	578	52,997
EQT Corp.	3,097	256,648
Exxon Mobil Corp.	86,697	7,369,245
Helmerich & Payne, Inc.	3,060	208,294
Hess Corp.	9,832	667,298
Marathon Oil Corp.	9,827	256,583
Marathon Petroleum Corp.	11,213	1,148,099
Murphy Oil Corp.	6,611	308,073
Nabors Industries Ltd.	146,365	1,997,882
Newfield Exploration Co. (a)	10,100	354,409
Noble Corp. PLC	44,100	629,748
Noble Energy, Inc.	56	2,738
Occidental Petroleum Corp.	18,915	1,380,795
Phillips 66	19,869	1,561,703
Pioneer Natural Resources Co.	1	164
QEP Resources, Inc.	89	1,856
Range Resources Corp.	99	5,152
Southwestern Energy Co. (a)	3,600	83,484
Tesoro Corp.	23,787	2,171,515
Valero Energy Corp.	20,500	1,304,210

		30,488,303

Oil & Gas Services — 0.5%
Baker Hughes, Inc.	12,131	771,289
Cameron International Corp. (a)	2,706	122,095
FMC Technologies, Inc. (a)	40	1,481
Halliburton Co.	67	2,940
National Oilwell Varco, Inc.	15,994	799,540
Schlumberger Ltd.	2,444	203,927
Transocean Ltd.	76,500	1,122,255

		3,023,527

Pipelines — 0.0%
Kinder Morgan, Inc.	38	1,598

	Number of Shares	Value
Spectra Energy Corp.	64	$2,315
The Williams Cos., Inc.	48	2,428

		6,341

		35,792,450

Financial — 11.8%
Banks — 3.0%
Bank of America Corp.	162,398	2,499,305
Bank of New York Mellon Corp.	30,007	1,207,482
BB&T Corp.	9,066	353,483
Capital One Financial Corp.	29,842	2,352,147
Comerica, Inc.	4,421	199,520
Fifth Third Bancorp	13,921	262,411
Huntington Bancshares, Inc.	23,000	254,150
KeyCorp	115,864	1,640,634
M&T Bank Corp.	1,355	172,085
Northern Trust Corp.	12,559	874,734
PNC Financial Services Group, Inc.	18,218	1,698,646
Regions Financial Corp.	63,715	602,107
State Street Corp.	8,176	601,181
SunTrust Banks, Inc.	17,100	702,639
U.S. Bancorp	40,402	1,764,355
Wells Fargo & Co.	98,416	5,353,831
Zions Bancorp	2,141	57,807

		20,596,517

Diversified Financial — 3.0%
American Express Co.	1,649	128,820
Ameriprise Financial, Inc.	6,976	912,740
BlackRock, Inc.	1,770	647,537
The Charles Schwab Corp.	15,012	456,965
Citigroup, Inc.	72,051	3,712,067
CME Group, Inc.	8,290	785,146
Discover Financial Services	14,383	810,482
E*TRADE Financial Corp. (a)	14,161	404,367
Franklin Resources, Inc.	9,087	466,345
The Goldman Sachs Group, Inc.	13,980	2,627,821
IntercontinentalExchange, Inc.	3	700
Invesco Ltd.	8,012	317,996
JP Morgan Chase & Co.	81,822	4,956,777
Legg Mason, Inc.	926	51,115
Morgan Stanley	32,097	1,145,542
The NASDAQ OMX Group, Inc.	3,245	165,300
Navient Corp.	119,491	2,429,252
T. Rowe Price Group, Inc.	4,906	397,288

		20,416,260

Insurance — 4.8%
ACE Ltd.	13,610	1,517,379
Aflac, Inc.	14,472	926,353
The Allstate Corp.	22,735	1,618,050
American International Group, Inc.	56,746	3,109,113
Aon PLC	8,335	801,160

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Assurant, Inc.	26,696	$1,639,401
Berkshire Hathaway, Inc. Class B (a)	57,506	8,299,266
The Chubb Corp.	8,020	810,822
Cincinnati Financial Corp.	6,019	320,692
Genworth Financial, Inc. Class A (a)	29	212
The Hartford Financial Services Group, Inc.	34,552	1,444,965
Lincoln National Corp.	31,051	1,784,190
Loews Corp.	1,883	76,883
Marsh & McLennan Cos., Inc.	5,813	326,051
MetLife, Inc.	44,790	2,264,135
Principal Financial Group, Inc.	17,529	900,465
The Progressive Corp.	67,614	1,839,101
Prudential Financial, Inc.	8,027	644,648
Torchmark Corp.	9,982	548,211
The Travelers Cos., Inc.	16,597	1,794,634
Unum Group	20,531	692,511
XL Group PLC	40,988	1,508,358

		32,866,600

Real Estate — 0.0%
CBRE Group, Inc. (a)	87	3,368

Real Estate Investment Trusts (REITS) — 1.0%
American Tower Corp.	589	55,454
Apartment Investment & Management Co. Class A	14,885	585,874
AvalonBay Communities, Inc.	4,251	740,737
Boston Properties, Inc.	1,573	220,975
Crown Castle International Corp.	700	57,778
Equity Residential	4,256	331,372
General Growth Properties, Inc.	19,700	582,135
HCP, Inc.	4,935	213,241
Health Care REIT, Inc.	8,072	624,450
Host Hotels & Resorts, Inc.	40,737	822,073
Iron Mountain, Inc.	48	1,751
Kimco Realty Corp.	7,667	205,859
The Macerich Co.	2,400	202,392
Plum Creek Timber Co., Inc.	63	2,737
Prologis, Inc.	14,638	637,631
Public Storage	143	28,191
Simon Property Group, Inc.	2,895	566,378
Ventas, Inc.	25	1,826
Vornado Realty Trust	373	41,776
Weyerhaeuser Co.	13,326	441,757

		6,364,387

Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	6,230	65,290
People’s United Financial, Inc.	5,451	82,855

		148,145

		80,395,277

	Number of Shares	Value
Industrial — 5.9%
Aerospace & Defense — 1.4%
The Boeing Co.	23,502	$3,527,180
General Dynamics Corp.	16,722	2,269,677
L-3 Communications Holdings, Inc.	2,860	359,759
Lockheed Martin Corp.	2,135	433,320
Northrop Grumman Corp.	6,828	1,099,035
Raytheon Co.	9,759	1,066,171
Rockwell Collins, Inc.	2,268	218,975
United Technologies Corp.	3,950	462,940

		9,437,057

Building Materials — 0.0%
Masco Corp.	8,925	238,298

Electrical Components & Equipment — 0.1%
Emerson Electric Co.	15,369	870,193

Electronics — 0.2%
Agilent Technologies, Inc.	3,963	164,663
Allegion PLC	33	2,019
Amphenol Corp. Class A	64	3,771
FLIR Systems, Inc.	24,552	767,986
Garmin Ltd.	1,900	90,288
PerkinElmer, Inc.	20	1,023
TE Connectivity Ltd.	4,800	343,776
Waters Corp. (a)	1,050	130,536

		1,504,062

Engineering & Construction — 0.0%
Fluor Corp.	2,909	166,279
Jacobs Engineering Group, Inc. (a)	1,420	64,127

		230,406

Environmental Controls — 0.0%
Republic Services, Inc.	337	13,669
Stericycle, Inc. (a)	97	13,621
Waste Management, Inc.	773	41,920

		69,210

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,671	245,737
Stanley Black & Decker, Inc.	1,929	183,950

		429,687

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	16,275	1,302,488
Ingersoll-Rand PLC	6,000	408,480
Joy Global, Inc.	25,700	1,006,926

		2,717,894

Machinery – Diversified — 0.4%
Cummins, Inc.	3,945	546,935
Deere & Co.	13,450	1,179,431
Flowserve Corp.	2,170	122,583
Rockwell Automation, Inc.	2,163	250,886
Roper Industries, Inc.	2,633	452,876

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Xylem, Inc.	3,355	$117,492

		2,670,203

Manufacturing — 2.3%
3M Co.	8,162	1,346,322
Danaher Corp.	5,456	463,214
Dover Corp.	20,073	1,387,446
Eaton Corp. PLC	12,966	880,910
General Electric Co.	305,386	7,576,627
Honeywell International, Inc.	82	8,553
Illinois Tool Works, Inc.	17,355	1,685,865
Leggett & Platt, Inc.	2,386	109,971
Pall Corp.	61	6,124
Parker Hannifin Corp.	14,188	1,685,250
Pentair PLC	4,723	297,029
Textron, Inc.	4,572	202,677

		15,649,988

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	6	1,260

Packaging & Containers — 0.1%
Ball Corp.	3,102	219,125
Owens-Illinois, Inc. (a)	12,816	298,869
Sealed Air Corp.	53	2,415

		520,409

Transportation — 0.9%
American ExpressNorfolk Southern Corp.	413	42,506
C.H. Robinson Worldwide, Inc.	11,320	828,850
CSX Corp.	24,607	814,984
Expeditors International of Washington, Inc.	26	1,253
FedEx Corp.	4,170	689,926
Ryder System, Inc.	5,938	563,457
Union Pacific Corp.	20,742	2,246,566
United Parcel Service, Inc. Class B	9,070	879,246

		6,066,788

		40,405,455

Technology — 10.8%
Computers — 5.3%
Accenture PLC Class A	20,500	1,920,645
Apple, Inc.	149,107	18,553,384
Cognizant Technology Solutions Corp. Class A (a)	7,156	446,463
Computer Sciences Corp.	29,926	1,953,569
EMC Corp.	51,624	1,319,509
Hewlett-Packard Co.	106,574	3,320,846
International Business Machines Corp.	27,230	4,370,415
NetApp, Inc.	20,898	741,043
SanDisk Corp.	9,283	590,584
Seagate Technology PLC	22,000	1,144,660

	Number of Shares	Value
Teradata Corp. (a)	31,186	$1,376,550
Western Digital Corp.	6,262	569,905

		36,307,573

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc.	64,589	1,506,216
Xerox Corp.	64,245	825,548

		2,331,764

Semiconductors — 1.9%
Altera Corp.	6,186	265,441
Analog Devices, Inc.	7,354	463,302
Applied Materials, Inc.	2,539	57,280
Avago Technologies Ltd.	2,900	368,242
Broadcom Corp. Class A	12,764	552,617
Intel Corp.	185,123	5,788,796
KLA-Tencor Corp.	1,389	80,965
Lam Research Corp.	11,323	795,271
Linear Technology Corp.	1,805	84,474
Microchip Technology, Inc.	4,621	225,967
Micron Technology, Inc. (a)	45,717	1,240,302
NVIDIA Corp.	52,826	1,105,384
Texas Instruments, Inc.	24,874	1,422,420
Xilinx, Inc.	7,356	311,159

		12,761,620

Software — 3.2%
Adobe Systems, Inc. (a)	13,240	978,966
Autodesk, Inc. (a)	6,037	354,010
CA, Inc.	48,273	1,574,182
Cerner Corp. (a)	800	58,608
Citrix Systems, Inc. (a)	5,477	349,816
The Dun & Bradstreet Corp.	6,456	828,692
Electronic Arts, Inc. (a)	12,737	749,127
Fidelity National Information Services, Inc.	5,300	360,718
Fiserv, Inc. (a)	9,976	792,094
Intuit, Inc.	3,450	334,512
Microsoft Corp.	235,895	9,590,311
Oracle Corp.	112,157	4,839,574
Red Hat, Inc. (a)	13,321	1,009,066
Salesforce.com, Inc. (a)	2,444	163,284

		21,982,960

		73,383,917

Utilities — 1.7%
Electric — 1.7%
The AES Corp.	18,087	232,418
Ameren Corp.	6,360	268,392
American Electric Power Co., Inc.	8,385	471,656
CenterPoint Energy, Inc.	63,131	1,288,504
CMS Energy Corp.	7,903	275,894
Consolidated Edison, Inc.	2,782	169,702
Dominion Resources, Inc.	1,716	121,613

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DTE Energy Co.	5,060	$408,292
Duke Energy Corp.	2,690	206,538
Edison International	9,926	620,077
Entergy Corp.	18,898	1,464,406
Eversource Energy	812	41,022
Exelon Corp.	7,240	243,336
FirstEnergy Corp.	3,680	129,021
Integrys Energy Group, Inc.	54	3,889
NextEra Energy, Inc.	4,060	422,443
NRG Energy, Inc.	38,400	967,296
Pepco Holdings, Inc.	20,043	537,754
PG&E Corp.	11,416	605,847
Pinnacle West Capital Corp.	1,496	95,370
PPL Corp.	16,718	562,728
Public Service Enterprise Group, Inc.	18,724	784,910
SCANA Corp.	3,747	206,048
The Southern Co.	19,222	851,150
TECO Energy, Inc.	95	1,843
Wisconsin Energy Corp.	4,482	221,859
Xcel Energy, Inc.	5,472	190,480

		11,392,488

Gas — 0.0%
AGL Resources, Inc.	2,562	127,203
NiSource, Inc.	713	31,486
Sempra Energy	1,261	137,474

		296,163

		11,688,651

TOTAL COMMON STOCK (Cost $309,413,138)		455,020,384

PREFERRED STOCK — 0.2%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Actavis PLC 5.500%	215	217,580

Energy — 0.1%
Oil & Gas — 0.1%
Southwestern Energy Co. 6.250%	4,750	239,353

Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%	20,000	519,400

TOTAL PREFERRED STOCK (Cost $952,500)		976,333

TOTAL EQUITIES (Cost $310,365,638)		455,996,717

	Principal Amount	Value
BONDS & NOTES — 32.0%

CORPORATE DEBT — 16.2%
Advertising — 0.1%
WPP Finance 2010 4.750% 11/21/21	$85,000	$95,753
WPP Finance 2010 5.625% 11/15/43	204,000	240,404

		336,157

Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	255,000	295,882
Exelis, Inc. 4.250% 10/01/16	315,000	324,782
L-3 Communications Corp. 4.750% 7/15/20	25,000	27,252
United Technologies Corp. 6.125% 7/15/38	80,000	106,492

		754,408

Agriculture — 0.1%
Altria Group, Inc. 2.850% 8/09/22	195,000	193,854
Altria Group, Inc. 4.250% 8/09/42	105,000	106,043
Bunge Ltd. Finance Corp. 3.200% 6/15/17	225,000	231,899
Philip Morris International, Inc. 6.375% 5/16/38	35,000	46,386

		578,182

Airlines — 0.1%
American Airlines Pass Through Trust, Series 2014-1, Class A 3.700% 4/01/28	105,000	108,675
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	45,000	46,575
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A (b) 4.200% 9/15/28	605,000	614,075
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	130,000	137,150

		906,475

Auto Manufacturers — 0.1%
Daimler Finance NA LLC (b) 2.625% 9/15/16	200,000	204,396
General Motors Co. 5.200% 4/01/45	260,000	282,187
Hyundai Capital America (b) 2.550% 2/06/19	170,000	172,891

		659,474

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Automotive & Parts — 0.0%
Lear Corp. 4.750% 1/15/23	$75,000	$75,375
TRW Automotive, Inc. (b) 7.250% 3/15/17	145,000	158,594

		233,969

Banks — 1.1%
Associated Banc-Corp. 2.750% 11/15/19	460,000	465,859
Associated Banc-Corp. 4.250% 1/15/25	735,000	745,334
Associated Banc-Corp. 5.125% 3/28/16	350,000	362,577
Bank of America Corp. 3.625% 3/17/16	200,000	204,874
Bank of America Corp. 4.000% 4/01/24	360,000	382,938
Bank of America Corp. 4.500% 4/01/15	175,000	175,000
Bank of America Corp. 5.875% 2/07/42	95,000	120,853
Barclays PLC 4.375% 9/11/24	235,000	237,687
Deutsche Bank AG 1.400% 2/13/17	220,000	220,186
Deutsche Bank AG 2.500% 2/13/19	345,000	350,196
Discover Bank 2.000% 2/21/18	250,000	250,284
Export-Import Bank of Korea 1.750% 2/27/18	55,000	54,955
Export-Import Bank of Korea 4.000% 1/11/17	200,000	209,412
First Horizon National Corp. 5.375% 12/15/15	635,000	651,387
FirstMerit Corp. 4.350% 2/04/23	80,000	84,822
ICICI Bank Ltd. (b) 4.700% 2/21/18	395,000	419,075
ICICI Bank Ltd. (b) 4.750% 11/25/16	290,000	303,014
JP Morgan Chase & Co. 3.375% 5/01/23	140,000	140,942
JP Morgan Chase & Co. 3.875% 9/10/24	220,000	225,696
Regions Financial Corp. 5.750% 6/15/15	260,000	262,306
Regions Financial Corp. 7.500% 5/15/18	130,000	151,103
Skandinaviska Enskilda Banken AB (b) 2.375% 3/25/19	200,000	203,080
State Street Corp. 3.300% 12/16/24	365,000	379,470

	Principal Amount	Value
SVB Financial Group 3.500% 1/29/25	$540,000	$536,467
SVB Financial Group 5.375% 9/15/20	75,000	85,354
Valley National Bancorp 5.125% 9/27/23	245,000	267,789
Wachovia Bank NA 6.600% 1/15/38	50,000	70,694

		7,561,354

Beverages — 0.1%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	25,000	34,700
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	85,000	81,435
Pernod Ricard SA (b) 2.950% 1/15/17	300,000	308,569

		424,704

Biotechnology — 0.0%
Amgen, Inc. 5.150% 11/15/41	225,000	259,146

Building Materials — 0.4%
CRH America, Inc. 8.125% 7/15/18	220,000	262,007
Lafarge SA (b) 6.200% 7/09/15	600,000	605,250
Lafarge SA 6.500% 7/15/16	190,000	200,925
Martin Marietta Material, Inc. FRN 1.373% 6/30/17	220,000	218,784
Masco Corp. 4.450% 4/01/25	560,000	578,200
Masco Corp. 4.800% 6/15/15	560,000	564,519
Owens Corning, Inc. 4.200% 12/01/24	205,000	211,409
Owens Corning, Inc. 6.500% 12/01/16	13,000	13,977
Owens Corning, Inc. 9.000% 6/15/19	55,000	66,500

		2,721,571

Chemicals — 0.7%
Ashland, Inc. 4.750% 8/15/22	1,575,000	1,598,625
Cabot Corp. 5.000% 10/01/16	390,000	411,918
Cytec Industries, Inc. 3.500% 4/01/23	65,000	65,532
Cytec Industries, Inc. 8.950% 7/01/17	38,000	43,093
The Dow Chemical Co. 8.550% 5/15/19	65,000	81,381

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	$30,000	$34,191
Ecolab, Inc. 4.350% 12/08/21	75,000	82,643
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	110,000	123,649
Incitiec Pivot Ltd (b) 4.000% 12/07/15	463,000	471,680
Methanex Corp. 5.250% 3/01/22	20,000	21,671
Rockwood Specialties Group, Inc. 4.625% 10/15/20	690,000	718,462
RPM International, Inc. 3.450% 11/15/22	250,000	249,012
RPM International, Inc. 6.125% 10/15/19	100,000	114,294
RPM International, Inc. 6.500% 2/15/18	205,000	229,080
Valspar Corp. 7.250% 6/15/19	125,000	146,776

		4,392,007

Commercial Services — 0.3%
The ADT Corp. 2.250% 7/15/17	290,000	287,825
Brambles USA, Inc. (b) 3.950% 4/01/15	250,000	250,000
Cardtronics, Inc., Convertible 1.000% 12/01/20	200,000	197,875
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	57,000	57,285
ERAC USA Finance LLC (b) 2.800% 11/01/18	65,000	66,882
ERAC USA Finance LLC (b) 6.700% 6/01/34	78,000	100,184
Leidos Holdings, Inc. 4.450% 12/01/20	605,000	602,228
The Western Union Co. 5.930% 10/01/16	180,000	191,953

		1,754,232

Computers — 0.1%
Apple, Inc. 2.400% 5/03/23	240,000	237,053
SanDisk Corp., Convertible 0.500% 10/15/20	405,000	406,519

		643,572

Cosmetics & Personal Care — 0.0%
Avon Products, Inc. 6.500% 3/01/19	130,000	129,350
The Procter & Gamble Co. 5.800% 8/15/34	45,000	60,933

		190,283

	Principal Amount	Value
Distribution & Wholesale — 0.1%
Arrow Electronics, Inc. 4.500% 3/01/23	$105,000	$109,919
Ingram Micro, Inc. 4.950% 12/15/24	480,000	497,234

		607,153

Diversified Financial — 2.0%
AerCap Ireland Capital Ltd. (b) 4.500% 5/15/21	765,000	790,819
Affiliated Managers Group, Inc. 3.500% 8/01/25	290,000	289,639
Affiliated Managers Group, Inc. 4.250% 2/15/24	216,000	230,629
Air Lease Corp. 3.375% 1/15/19	375,000	382,500
Air Lease Corp. 3.875% 4/01/21	265,000	272,950
Air Lease Corp. 5.625% 4/01/17	80,000	85,500
American Express Co. VRN 6.800% 9/01/66	20,000	21,004
American Express Co. 8.125% 5/20/19	135,000	166,907
Ares Finance Co. LLC (b) 4.000% 10/08/24	355,000	349,186
BlackRock, Inc. 5.000% 12/10/19	90,000	102,421
Citigroup, Inc. 3.875% 3/26/25	1,795,000	1,801,742
Citigroup, Inc. 4.750% 5/19/15	10,000	10,054
Citigroup, Inc. 5.375% 8/09/20	245,000	280,315
Citigroup, Inc. 5.500% 2/15/17	500,000	536,194
Citigroup, Inc. 5.875% 1/30/42	100,000	127,584
Citigroup, Inc. 8.125% 7/15/39	90,000	141,577
Citigroup, Inc. 8.500% 5/22/19	123,000	153,182
Eaton Vance Corp. 3.625% 6/15/23	97,000	100,448
Eaton Vance Corp. 6.500% 10/02/17	16,000	17,854
General Electric Capital Corp. 4.625% 1/07/21	225,000	253,331
The Goldman Sachs Group, Inc. 1.600% 11/23/15	290,000	291,687
The Goldman Sachs Group, Inc. 3.625% 2/07/16	120,000	122,568
The Goldman Sachs Group, Inc. 5.375% 3/15/20	225,000	255,320

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc. 5.625% 1/15/17	$455,000	$487,888
The Goldman Sachs Group, Inc. 5.750% 1/24/22	200,000	233,472
The Goldman Sachs Group, Inc. 6.250% 2/01/41	60,000	78,209
The Goldman Sachs Group, Inc. 6.345% 2/15/34	75,000	93,465
The Goldman Sachs Group, Inc. 6.750% 10/01/37	75,000	98,479
Hyundai Capital America (b) 1.625% 10/02/15	145,000	145,638
Hyundai Capital America (b) 2.875% 8/09/18	135,000	139,091
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	1,015,000	1,022,613
International Lease Finance Corp. 3.875% 4/15/18	270,000	274,050
International Lease Finance Corp. 5.750% 5/15/16	865,000	899,168
Janus Capital Group, Inc. 6.700% 6/15/17	375,000	412,229
JP Morgan Chase & Co. 4.500% 1/24/22	200,000	221,068
JP Morgan Chase & Co. 4.950% 3/25/20	50,000	56,259
JP Morgan Chase & Co. 5.600% 7/15/41	195,000	238,593
Lazard Group LLC 4.250% 11/14/20	470,000	502,303
Lazard Group LLC 6.850% 6/15/17	41,000	45,549
Legg Mason, Inc. 5.625% 1/15/44	165,000	195,423
Leighton Finance USA Pty Ltd. (b) 5.950% 11/13/22	120,000	130,937
Merrill Lynch & Co., Inc. 7.750% 5/14/38	95,000	136,807
Morgan Stanley 3.800% 4/29/16	150,000	154,337
Morgan Stanley 4.350% 9/08/26	130,000	136,274
Morgan Stanley 5.450% 1/09/17	265,000	283,479
Morgan Stanley 5.625% 9/23/19	235,000	267,494
Morgan Stanley 5.750% 1/25/21	115,000	134,243
Stifel Financial Corp. 4.250% 7/18/24	140,000	142,911

		13,313,390

	Principal Amount	Value
Electric — 0.7%
CMS Energy Corp. 5.050% 2/15/18	$400,000	$437,825
Commonwealth Edison Co. 3.700% 3/01/45	305,000	309,521
Entergy Louisiana LLC 4.950% 1/15/45	165,000	171,216
Florida Power & Light Co. 4.950% 6/01/35	125,000	149,264
Kansas Gas & Electric Co. 5.647% 3/29/21	156,984	158,554
LG&E and KU Energy LLC 4.375% 10/01/21	275,000	303,524
Metropolitan Edison Co. (b) 4.000% 4/15/25	215,000	224,589
National Fuel Gas Co. 3.750% 3/01/23	125,000	125,172
Nevada Power Co. Series N 6.650% 4/01/36	135,000	190,713
Niagara Mohawk Power Corp. (b) 2.721% 11/28/22	200,000	199,957
NiSource Finance Corp. 4.800% 2/15/44	200,000	224,843
NiSource Finance Corp. 5.800% 2/01/42	175,000	222,670
Oncor Electric Delivery Co. 6.800% 9/01/18	15,000	17,516
Oncor Electric Delivery Co. 7.500% 9/01/38	40,000	61,039
Pacific Gas & Electric Co. 5.800% 3/01/37	120,000	152,371
Pennsylvania Electric Co. (b) 4.150% 4/15/25	295,000	303,441
PPL Capital Funding, Inc. 1.900% 6/01/18	55,000	55,161
PPL Capital Funding, Inc. 5.000% 3/15/44	190,000	224,648
Progress Energy, Inc. 7.000% 10/30/31	25,000	33,807
Puget Energy, Inc. 6.500% 12/15/20	271,000	325,782
Southern California Edison Co. 5.950% 2/01/38	105,000	140,826
State Grid Overseas Investment Ltd. (b) 1.750% 5/22/18	200,000	197,838
Transelec SA (b) 4.625% 7/26/23	175,000	184,838
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	108,975	115,757
Virginia Electric and Power Co. 6.350% 11/30/37	150,000	210,933

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wisconsin Public Service Corp. 5.650% 11/01/17	$225,000	$243,670

		4,985,475

Electronics — 0.1%
Amphenol Corp. 4.000% 2/01/22	100,000	106,480
Arrow Electronics, Inc. 3.500% 4/01/22	255,000	255,597
Arrow Electronics, Inc. 6.000% 4/01/20	220,000	250,741
Avnet, Inc. 4.875% 12/01/22	123,000	132,302
Jabil Circuit, Inc. 8.250% 3/15/18	95,000	109,963

		855,083

Engineering & Construction — 0.0%
BAA Funding Ltd. (b) 2.500% 6/25/17	200,000	200,674

Environmental Controls — 0.1%
Republic Services, Inc. 3.200% 3/15/25	500,000	502,144
Republic Services, Inc. 3.800% 5/15/18	140,000	148,431
Republic Services, Inc. 5.250% 11/15/21	25,000	28,711

		679,286

Foods — 0.3%
ConAgra Foods, Inc. 4.950% 8/15/20	150,000	165,428
ConAgra Foods, Inc. 6.625% 8/15/39	75,000	94,677
ConAgra Foods, Inc. 7.000% 4/15/19	153,000	178,875
JBS Investments GmbH (b) 7.750% 10/28/20	225,000	237,937
The JM Smucker Co. (b) 3.000% 3/15/22	185,000	187,778
The JM Smucker Co. (b) 4.250% 3/15/35	445,000	460,907
Kraft Foods, Inc. 4.125% 2/09/16	280,000	287,547
Kraft Foods, Inc. 6.500% 2/09/40	63,000	86,438
Tyson Foods, Inc. 2.650% 8/15/19	65,000	66,557
Tyson Foods, Inc. 3.950% 8/15/24	140,000	147,908
Tyson Foods, Inc. 4.875% 8/15/34	105,000	118,374
Tyson Foods, Inc. 6.600% 4/01/16	220,000	232,079

	Principal Amount	Value
WM Wrigley Jr. Co. (b) 2.400% 10/21/18	$80,000	$81,434

		2,345,939

Forest Products & Paper — 0.1%
Domtar Corp. 9.500% 8/01/16	30,000	32,818
Domtar Corp. 10.750% 6/01/17	40,000	46,885
International Paper Co. 4.750% 2/15/22	100,000	110,551
International Paper Co. 7.300% 11/15/39	110,000	146,760
International Paper Co. 9.375% 5/15/19	70,000	89,210
Sappi Papier Holding GmbH (b) 7.750% 7/15/17	200,000	217,000

		643,224

Gas — 0.1%
Boston Gas Co. (b) 4.487% 2/15/42	100,000	112,983
The Laclede Group, Inc. 4.700% 8/15/44	290,000	316,477

		429,460

Hand & Machine Tools — 0.0%
Kennametal, Inc. 2.650% 11/01/19	150,000	150,404

Health Care – Products — 0.2%
Boston Scientific Corp. 6.000% 1/15/20	170,000	195,672
Johnson & Johnson 5.850% 7/15/38	40,000	55,484
Zimmer Holdings, Inc. 3.550% 4/01/25	465,000	474,645
Zimmer Holdings, Inc. 4.450% 8/15/45	585,000	605,873

		1,331,674

Health Care – Services — 0.2%
Anthem, Inc., Convertible 2.750% 10/15/42	100,000	206,563
Cigna Corp. 2.750% 11/15/16	175,000	180,341
Cigna Corp. 5.125% 6/15/20	100,000	114,317
Howard Hughes Medical Institute 3.500% 9/01/23	150,000	159,671
Kaiser Foundation Hospitals 3.500% 4/01/22	75,000	76,759
Laboratory Corp. of America Holdings 3.600% 2/01/25	150,000	150,612
Roche Holdings, Inc. (b) 6.000% 3/01/19	27,000	31,262

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
UnitedHealth Group, Inc. 3.950% 10/15/42	$55,000	$56,307
UnitedHealth Group, Inc. 6.875% 2/15/38	230,000	331,163

		1,306,995

Holding Company – Diversified — 0.0%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	220,000	251,776

Home Builders — 0.1%
Lennar Corp. 4.500% 11/15/19	516,000	530,190

Home Furnishing — 0.0%
Whirlpool Corp. 3.700% 3/01/23	110,000	113,472
Whirlpool Corp. 5.150% 3/01/43	50,000	56,792

		170,264

Household Products — 0.1%
Avery Dennison Corp. 3.350% 4/15/23	70,000	70,339
Jarden Corp., Convertible 1.500% 6/15/19	271,000	385,836

		456,175

Housewares — 0.0%
Newell Rubbermaid, Inc. 2.050% 12/01/17	150,000	150,820

Insurance — 1.1%
Aflac, Inc. 8.500% 5/15/19	110,000	138,896
The Allstate Corp. 5.550% 5/09/35	150,000	191,113
The Allstate Corp. VRN 5.750% 8/15/53	320,000	348,400
The Allstate Corp. 7.450% 5/16/19	18,000	21,858
Arch Capital Group US, Inc. 5.144% 11/01/43	170,000	187,841
AXIS Specialty Finance PLC 2.650% 4/01/19	95,000	96,144
Brown & Brown, Inc. 4.200% 9/15/24	300,000	306,221
The Chubb Corp. VRN 6.375% 3/29/67	245,000	259,700
CNA Financial Corp. 3.950% 5/15/24	180,000	186,552
CNA Financial Corp. 7.350% 11/15/19	180,000	216,521
Five Corners Funding Trust (b) 4.419% 11/15/23	215,000	230,657

	Principal Amount	Value
The Hartford Financial Services Group, Inc. VRN 8.125% 6/15/38	$220,000	$250,525
Liberty Mutual Group, Inc. (b) 4.250% 6/15/23	97,000	103,318
Lincoln National Corp. 4.300% 6/15/15	100,000	100,660
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	200,000	225,619
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	100,000	123,984
MetLife Capital Trust IV (b) 7.875% 12/15/67	345,000	457,125
MetLife, Inc. Series A 6.817% 8/15/18	45,000	52,446
Principal Financial Group, Inc. 8.875% 5/15/19	120,000	151,013
The Progressive Corp. VRN 6.700% 6/15/37	356,000	375,358
Prudential Financial, Inc. 4.500% 11/15/20	125,000	139,099
Prudential Financial, Inc. VRN 5.200% 3/15/44	305,000	310,490
Prudential Financial, Inc. VRN 5.625% 6/15/43	245,000	259,700
Prudential Financial, Inc. 6.200% 11/15/40	75,000	95,092
Prudential Financial, Inc. VRN 8.875% 6/15/38	260,000	306,475
QBE Capital Funding III Ltd. VRN (b) 7.250% 5/24/41	200,000	222,500
QBE Insurance Group Ltd. (b) 2.400% 5/01/18	115,000	116,126
Reinsurance Group of America, Inc. 4.700% 9/15/23	225,000	245,799
Reinsurance Group of America, Inc. 5.000% 6/01/21	225,000	251,642
Reinsurance Group of America, Inc. 6.450% 11/15/19	220,000	257,161
The Travelers Cos., Inc. 6.250% 6/15/37	125,000	172,058
USF&G Capital I (b) 8.500% 12/15/45	150,000	229,598
Voya Financial, Inc. 5.500% 7/15/22	125,000	144,450
Voya Financial, Inc. VRN 5.650% 5/15/53	205,000	214,225
Willis Group Holdings PLC 4.125% 3/15/16	55,000	56,432
Willis North America, Inc. 7.000% 9/29/19	97,000	113,672

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
XLIT Ltd. 4.450% 3/31/25	$170,000	$171,100

		7,329,570

Internet — 0.3%
Baidu, Inc. 3.250% 8/06/18	285,000	295,229
Expedia, Inc. 4.500% 8/15/24	870,000	879,287
Expedia, Inc. 7.456% 8/15/18	425,000	491,774
LinkedIn Corp., Convertible (b) 0.500% 11/01/19	225,000	246,938
Tencent Holdings Ltd. (b) 2.875% 2/11/20	215,000	216,564
Tencent Holdings Ltd. (b) 3.800% 2/11/25	200,000	204,381

		2,334,173

Investment Companies — 0.2%
Ares Capital Corp. 3.875% 1/15/20	505,000	513,840
FS Investment Corp. 4.000% 7/15/19	390,000	396,256
Xstrata Finance Canada Ltd. (b) 2.050% 10/23/15	225,000	225,945
Xstrata Finance Canada Ltd. (b) 5.800% 11/15/16	195,000	207,525

		1,343,566

Iron & Steel — 0.3%
Allegheny Technologies, Inc. 9.375% 6/01/19	180,000	215,550
ArcelorMittal 4.500% 8/05/15	414,000	417,105
ArcelorMittal 5.250% 2/25/17	70,000	72,800
ArcelorMittal 6.000% 8/05/20	285,000	302,456
ArcelorMittal 6.125% 6/01/18	47,000	50,501
Commercial Metals Co. 6.500% 7/15/17	125,000	132,500
Reliance Steel & Aluminum Co. 4.500% 4/15/23	145,000	146,482
Reliance Steel & Aluminum Co. 6.200% 11/15/16	245,000	260,194
Reliance Steel & Aluminum Co. 6.850% 11/15/36	255,000	297,180

		1,894,768

Leisure Time — 0.0%
Carnival Corp. 1.875% 12/15/17	125,000	125,446

	Principal Amount	Value
Lodging — 0.2%
Choice Hotels International, Inc. 5.700% 8/28/20	$250,000	$271,937
Marriott International, Inc. 3.250% 9/15/22	265,000	269,962
Marriott International, Inc. 5.810% 11/10/15	70,000	72,126
Marriott International, Inc. 6.200% 6/15/16	160,000	169,785
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	40,000	45,797
Wyndham Worldwide Corp. 2.500% 3/01/18	200,000	200,841
Wyndham Worldwide Corp. 2.950% 3/01/17	75,000	76,501

		1,106,949

Machinery – Diversified — 0.2%
CNH Industrial Capital LLC 3.250% 2/01/17	105,000	104,475
CNH Industrial Capital LLC (b) 3.375% 7/15/19	230,000	223,100
CNH Industrial Capital LLC 3.625% 4/15/18	116,000	116,290
CNH Industrial Capital LLC 3.875% 11/01/15	380,000	382,850
CNH Industrial Capital LLC 6.250% 11/01/16	220,000	231,550
Xylem, Inc. 4.875% 10/01/21	100,000	110,198

		1,168,463

Manufacturing — 0.3%
Eaton Corp. 1.500% 11/02/17	140,000	140,532
General Electric Co. 4.125% 10/09/42	270,000	284,972
Harsco Corp 2.700% 10/15/15	1,098,000	1,098,000
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	180,000	209,163
SPX Corp. 6.875% 9/01/17	200,000	217,500
Tyco Electronics Group SA 6.550% 10/01/17	200,000	224,225

		2,174,392

Media — 0.3%
21st Century Fox America Co. 6.900% 8/15/39	100,000	136,788
NBCUniversal Media LLC 6.400% 4/30/40	20,000	27,324
Time Warner Cable, Inc. 4.500% 9/15/42	700,000	718,035

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner Cable, Inc. 5.500% 9/01/41	$315,000	$361,854
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	140,990
Time Warner Cable, Inc. 8.250% 4/01/19	45,000	55,041
Time Warner Cable, Inc. 8.750% 2/14/19	65,000	80,240
Time Warner, Inc. 4.700% 1/15/21	125,000	139,164
Time Warner, Inc. 6.100% 7/15/40	135,000	170,552
Time Warner, Inc. 6.250% 3/29/41	25,000	32,264
Viacom, Inc. 6.250% 4/30/16	195,000	206,592

		2,068,844

Mining — 0.3%
Freeport-McMoRan, Inc. 2.375% 3/15/18	105,000	104,485
Freeport-McMoRan, Inc. 4.000% 11/14/21	795,000	775,945
Freeport-McMoRan, Inc. 5.450% 3/15/43	155,000	138,926
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	255,000	323,368
Vale Overseas Ltd. 6.250% 1/23/17	305,000	323,208
Vale Overseas Ltd. 6.875% 11/10/39	80,000	77,278

		1,743,210

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.625% 3/15/24	270,000	283,217
Pitney Bowes, Inc. 4.750% 1/15/16	125,000	128,712
Pitney Bowes, Inc. 4.750% 5/15/18	20,000	21,447
Pitney Bowes, Inc. 5.750% 9/15/17	31,000	33,624
Xerox Corp. 5.625% 12/15/19	10,000	11,321

		478,321

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	114,719

Oil & Gas — 1.4%
Anadarko Petroleum Corp. 6.450% 9/15/36	135,000	167,468
Chesapeake Energy Corp. 3.250% 3/15/16	725,000	724,094

	Principal Amount	Value
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	$45,000	$40,838
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	460,000	440,737
ConocoPhillips 6.500% 2/01/39	110,000	148,389
Devon Energy Corp. 5.600% 7/15/41	175,000	203,785
Ecopetrol SA 4.250% 9/18/18	40,000	41,900
Ensco PLC 5.200% 3/15/25	300,000	300,466
Ensco PLC 5.750% 10/01/44	310,000	300,241
EQT Corp. 4.875% 11/15/21	110,000	115,761
Helmerich & Payne International Drilling Co. (b) 4.650% 3/15/25	190,000	196,767
Motiva Enterprises LLC (b) 5.750% 1/15/20	215,000	237,835
Motiva Enterprises LLC (b) 6.850% 1/15/40	170,000	208,848
Newfield Exploration Co. 5.375% 1/01/26	713,000	720,219
Newfield Exploration Co. 6.875% 2/01/20	200,000	207,040
Pemex Project Funding Master Trust 6.625% 6/15/38	37,000	41,625
Petrobras Global Finance BV 2.000% 5/20/16	195,000	186,518
Petrobras Global Finance BV 3.000% 1/15/19	110,000	94,965
Petrobras Global Finance BV 3.250% 3/17/17	560,000	516,600
Petrobras Global Finance BV 5.375% 1/27/21	240,000	217,716
Petrobras International Finance Co. 3.875% 1/27/16	275,000	269,742
Petrobras International Finance Co. 6.750% 1/27/41	100,000	88,536
Petroleos Mexicanos 3.125% 1/23/19	50,000	51,000
Petroleos Mexicanos 5.500% 1/21/21	285,000	312,787
Petroleos Mexicanos 6.375% 1/23/45	80,000	89,440
Pioneer Natural Resources Co. 5.875% 7/15/16	240,000	253,333
Rowan Cos., Inc. 4.750% 1/15/24	284,000	268,754
Rowan Cos., Inc. 4.875% 6/01/22	610,000	586,294

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Rowan Cos., Inc. 5.000% 9/01/17	$220,000	$226,602
Southwestern Energy Co. 4.050% 1/23/20	340,000	351,341
Southwestern Energy Co. 4.950% 1/23/25	205,000	208,502
Talisman Energy, Inc. 5.500% 5/15/42	125,000	123,804
Talisman Energy, Inc. 7.750% 6/01/19	205,000	236,557
Transocean, Inc. 4.950% 11/15/15	357,000	363,247
Transocean, Inc. 5.050% 12/15/16	200,000	202,000
Transocean, Inc. 6.000% 3/15/18	207,000	195,098
Valero Energy Corp. 6.125% 2/01/20	200,000	231,691

		9,170,540

Oil & Gas Services — 0.3%
Hornbeck Offshore Services, Inc. 1.500% 9/01/19	405,000	325,519
SEACOR Holdings, Inc., Convertible 3.000% 11/15/28	140,000	121,537
SESI LLC 6.375% 5/01/19	105,000	106,575
Superior Energy Services, Inc. 7.125% 12/15/21	836,000	844,360
Weatherford International Ltd. 4.500% 4/15/22	125,000	114,248
Weatherford International Ltd. 5.125% 9/15/20	450,000	438,191
Weatherford International Ltd. 5.950% 4/15/42	245,000	215,350
Weatherford International Ltd. 6.000% 3/15/18	75,000	78,836

		2,244,616

Packaging & Containers — 0.0%
Brambles USA Inc., Series A (b) 5.350% 4/01/20	90,000	101,058

Pharmaceuticals — 0.3%
AbbVie, Inc. 4.400% 11/06/42	75,000	77,206
Actavis Funding SCS 3.000% 3/12/20	300,000	306,925
Actavis Funding SCS 3.800% 3/15/25	420,000	433,453
Actavis Funding SCS 4.750% 3/15/45	190,000	201,943
McKesson Corp. 1.292% 3/10/17	95,000	95,096

	Principal Amount	Value
McKesson Corp. 2.284% 3/15/19	$95,000	$96,065
McKesson Corp. 3.796% 3/15/24	45,000	47,479
McKesson Corp. 4.750% 3/01/21	150,000	167,407
McKesson Corp. 4.883% 3/15/44	60,000	68,857
McKesson Corp. 6.000% 3/01/41	125,000	160,585
Merck Sharp & Dohme Corp. 5.850% 6/30/39	45,000	59,452
Mylan, Inc. (b) 7.875% 7/15/20	575,000	607,494

		2,321,962

Pipelines — 0.9%
Boardwalk Pipelines LLC 5.500% 2/01/17	175,000	182,889
Boardwalk Pipelines LP 5.875% 11/15/16	390,000	409,453
CenterPoint Energy Resources Corp. 4.500% 1/15/21	100,000	111,629
CenterPoint Energy Resources Corp. 5.850% 1/15/41	100,000	125,118
Energy Transfer Partners LP FRN 3.272% 11/01/66	250,000	220,000
Energy Transfer Partners LP 4.050% 3/15/25	420,000	423,553
Energy Transfer Partners LP 4.900% 3/15/35	240,000	238,380
Enterprise Products Operating LP 3.200% 2/01/16	100,000	101,772
Enterprise Products Operating LP 5.950% 2/01/41	150,000	182,001
Kinder Morgan Energy Partners LP 4.100% 11/15/15	125,000	127,202
Kinder Morgan Energy Partners LP 6.000% 2/01/17	130,000	139,696
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	135,983
Kinder Morgan Energy Partners LP 6.950% 1/15/38	10,000	11,850
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	150,000	164,391
Kinder Morgan, Inc. 5.050% 2/15/46	760,000	758,988
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.500% 7/15/23	310,000	306,900
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.875% 12/01/24	540,000	552,096

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ONEOK Partners LP 3.250% 2/01/16	$100,000	$101,333
ONEOK Partners LP 6.125% 2/01/41	120,000	122,927
Southern Natural Gas Co. LLC (b) 5.900% 4/01/17	250,000	268,773
TransCanada PipeLines Ltd. 6.200% 10/15/37	125,000	158,765
Williams Partners LP 5.250% 3/15/20	365,000	401,837
Williams Partners LP/ACMP Finance Corp. 4.875% 5/15/23	615,000	619,612

		5,865,148

Real Estate — 0.0%
AMB Property LP 4.500% 8/15/17	175,000	187,361
Post Apartment Homes LP 3.375% 12/01/22	50,000	50,312

		237,673

Real Estate Investment Trusts (REITS) — 0.6%
American Tower Corp. 3.400% 2/15/19	185,000	191,047
American Tower Corp. 3.450% 9/15/21	425,000	433,826
American Tower Corp. 4.500% 1/15/18	330,000	354,248
ARC Properties Operating Partnership LP 2.000% 2/06/17	225,000	218,137
ARC Properties Operating Partnership LP 3.000% 2/06/19	110,000	106,975
Boston Properties LP 3.700% 11/15/18	100,000	106,523
Boston Properties LP 4.125% 5/15/21	140,000	151,939
Brandywine Operating Partners LP 4.950% 4/15/18	200,000	215,218
DDR Corp. 4.750% 4/15/18	60,000	64,593
DDR Corp. 7.875% 9/01/20	60,000	74,778
Developers Diversified Realty Corp. 5.500% 5/01/15	390,000	391,263
Duke Realty LP 8.250% 8/15/19	225,000	277,878
ERP Operating LP 4.625% 12/15/21	75,000	83,776
Federal Realty Investment Trust 5.900% 4/01/20	55,000	64,047
HCP, Inc. 2.625% 2/01/20	180,000	180,455

	Principal Amount	Value
Highwoods Realty LP 7.500% 4/15/18	$265,000	$306,276
Liberty Property LP 3.750% 4/01/25	175,000	176,866
ProLogis LP 2.750% 2/15/19	90,000	91,798
Realty Income Corp. 2.000% 1/31/18	465,000	469,345
Simon Property Group LP 5.650% 2/01/20	35,000	40,496

		3,999,484

Retail — 0.5%
Bed Bath & Beyond, Inc. 3.749% 8/01/24	65,000	67,560
Bed Bath & Beyond, Inc. 5.165% 8/01/44	145,000	159,892
CVS Health Corp. 6.125% 9/15/39	175,000	228,458
CVS Pass-Through Trust (b) 5.926% 1/10/34	299,930	354,794
Dollar General Corp. 3.250% 4/15/23	175,000	170,057
El Puerto de Liverpool SAB de CV (b) 3.950% 10/02/24	445,000	449,984
The Home Depot, Inc. 5.950% 4/01/41	150,000	200,295
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	110,000	124,311
O’Reilly Automotive, Inc. 3.850% 6/15/23	105,000	109,533
O’Reilly Automotive, Inc. 4.875% 1/14/21	150,000	167,326
QVC, Inc. 3.125% 4/01/19	155,000	156,066
QVC, Inc. 4.375% 3/15/23	150,000	152,828
QVC, Inc. 4.450% 2/15/25	245,000	246,633
QVC, Inc. 5.125% 7/02/22	30,000	31,890
Tiffany & Co. (b) 4.900% 10/01/44	165,000	169,972
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	110,000	112,376
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	220,000	227,469
Walgreens Boots Alliance, Inc. 4.800% 11/18/44	315,000	339,993

		3,469,437

Savings & Loans — 0.1%
Glencore Funding LLC (b) 1.700% 5/27/16	156,000	156,651

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Glencore Funding LLC (b) 2.500% 1/15/19	$252,000	$252,122
Glencore Funding LLC (b) 3.125% 4/29/19	145,000	148,292
Nationwide Building Society (b) 2.350% 1/21/20	375,000	377,395

		934,460

Semiconductors — 0.3%
Intel Corp. 3.250% 8/01/39	205,000	323,644
KLA-Tencor Corp. 4.650% 11/01/24	350,000	367,581
Lam Research Corp. 2.750% 3/15/20	340,000	341,899
Lam Research Corp. 3.800% 3/15/25	300,000	301,716
Microchip Technology, Inc., Convertible (b) 1.625% 2/15/25	312,000	323,895
Micron Technology, Inc., Convertible 2.125% 2/15/33	226,000	561,328
Micron Technology, Inc., Convertible 3.000% 11/15/43	85,000	93,978

		2,314,041

Software — 0.1%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	110,000	116,495
CA, Inc. 2.875% 8/15/18	125,000	128,170
Citrix Systems, Inc., Convertible (b) 0.500% 4/15/19	345,000	363,113
Microsoft Corp. 3.000% 10/01/20	80,000	85,029

		692,807

Telecommunications — 0.7%
America Movil SAB de CV 5.000% 3/30/20	130,000	147,319
America Movil SAB de CV 6.125% 3/30/40	135,000	167,374
AT&T, Inc. 6.550% 2/15/39	25,000	30,690
British Telecom PLC 9.625% 12/15/30	55,000	90,710
CenturyLink, Inc. 6.150% 9/15/19	140,000	151,900
CenturyLink, Inc. 7.600% 9/15/39	45,000	46,097
Cisco Systems, Inc. 5.500% 1/15/40	55,000	68,006
Deutsche Telekom International Finance BV 8.750% 6/15/30	60,000	91,719

	Principal Amount	Value
Embarq Corp. 7.082% 6/01/16	$110,000	$116,682
ENTEL Chile SA (b) 4.875% 10/30/24	200,000	208,767
Qwest Corp. 8.375% 5/01/16	550,000	585,876
Rogers Communications, Inc. 6.800% 8/15/18	20,000	23,202
Rogers Communications, Inc. 7.500% 8/15/38	30,000	43,326
Sprint Communications, Inc. (b) 9.000% 11/15/18	415,000	476,213
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	150,000	160,933
Telefonica Emisiones SAU 3.992% 2/16/16	300,000	307,636
Telefonica Emisiones SAU 5.462% 2/16/21	125,000	142,854
Telefonica Emisiones SAU 6.421% 6/20/16	93,000	98,816
Verizon Communications, Inc. 2.625% 2/21/20	262,000	266,548
Verizon Communications, Inc. 3.500% 11/01/24	275,000	281,425
Verizon Communications, Inc. 4.862% 8/21/46	207,000	216,716
Verizon Communications, Inc. 5.012% 8/21/54	181,000	187,804
Verizon Communications, Inc. 5.150% 9/15/23	225,000	257,959
Verizon Communications, Inc. 6.550% 9/15/43	182,000	236,993

		4,405,565

Transportation — 0.2%
Asciano Finance (b) 4.625% 9/23/20	105,000	112,907
Asciano Finance (b) 5.000% 4/07/18	250,000	268,834
Burlington Northern Santa Fe LLC 6.750% 3/15/29	190,000	246,388
Con-way, Inc. 7.250% 1/15/18	75,000	84,763
CSX Corp. 7.250% 5/01/27	50,000	65,693
Norfolk Southern Corp. 6.000% 5/23/2111	100,000	126,850
Ryder System, Inc. 2.550% 6/01/19	65,000	65,967
Ryder System, Inc. 2.650% 3/02/20	165,000	167,086
Union Pacific Corp. 4.000% 2/01/21	125,000	138,267

		1,276,755

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trucking & Leasing — 0.2%
GATX Corp. 3.900% 3/30/23	$95,000	$99,452
GATX Corp. 4.750% 6/15/22	150,000	165,907
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 3/15/16	620,000	628,978
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 6/15/19	290,000	290,381

		1,184,718

TOTAL CORPORATE DEBT (Cost $104,841,035)		109,924,201

MUNICIPAL OBLIGATIONS — 0.5%
JobsOhio Beverage System Series B 4.532% 1/01/35	325,000	366,268
Orange County, CA, Local Transportation Authority BAB 6.908% 2/15/41	230,000	332,288
Panhandle-Plains Student Finance Corp., Series 2001-A2 1.673% 12/01/31	300,000	287,702
San Diego County Regional Airport Authority 5.594% 7/01/43	450,000	507,793
State of California 5.950% 4/01/16	175,000	184,105
State of California BAB 7.550% 4/01/39	120,000	188,050
State of California BAB 7.600% 11/01/40	350,000	551,061
State of Illinois 5.365% 3/01/17	575,000	616,222

		3,033,489

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,812,900)		3,033,489

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.8%
Auto Floor Plan ABS — 0.0%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A FRN (b) 1.676% 10/20/20	230,000	230,010

Automobile ABS — 0.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A (b) 2.500% 2/20/21	230,000	231,911

	Principal Amount	Value
Capital Automotive REIT, Series 2014-1A, Class A (b) 3.660% 10/15/44	$160,000	$161,855
Capital Automotive REIT, Series 2012-1A, Class A (b) 4.700% 7/15/42	230,567	238,236
CPS Auto Trust, Series 2014-A, Class A (b) 1.210% 8/15/18	169,064	168,846
CPS Auto Trust, Series 2012-A, Class A (b) 2.780% 6/17/19	52,204	52,820
Flagship Credit Auto Trust, Series 2013-2, Class A (b) 1.940% 1/15/19	151,983	152,577

		1,006,245

Commercial MBS — 2.0%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.754% 2/10/51	282,761	307,029
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 5.821% 2/10/51	220,000	238,930
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.213% 2/10/51	298,486	328,842
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.256% 2/10/51	215,000	237,592
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	350,000	368,648
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	225,000	237,931
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	425,000	454,256
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	235,000	253,839
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	275,000	297,496
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.742% 9/11/38	400,000	417,590

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	$155,000	$169,295
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	195,000	204,126
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	319,000	348,681
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM VRN 5.650% 12/10/49	225,000	243,190
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.798% 12/10/49	476,000	517,119
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (b) 4.238% 1/10/34	165,000	180,813
DBRR Trust, Series 2013-EZ3, Class A VRN (b) 1.636% 12/18/49	275,109	276,402
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (b) 3.386% 7/10/44	181,860	186,122
DBUBS Mortgage Trust, Series 2011-LC1A, Class B VRN (b) 5.471% 11/10/46	110,000	125,281
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM VRN 5.785% 7/10/38	215,000	224,895
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.785% 7/10/38	476,417	493,744
GS Mortgage Securities Corp., Series 2014-4R, Class AS FRN (b) 0.353% 1/26/34	295,000	280,052
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (b) 4.948% 1/10/45	100,000	113,902
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	696,531	730,458
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM VRN 5.466% 6/12/47	265,000	280,946
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	260,000	283,129

	Principal Amount	Value
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (b) 5.200% 6/15/44	$250,000	$280,290
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	200,000	212,107
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	440,000	466,505
Morgan Stanley Capital I, Series 2006-HQ8, Class AM VRN 5.462% 3/12/44	275,000	283,700
Morgan Stanley Capital I, Series 2007-HQ11, Class AM VRN 5.478% 2/12/44	300,000	320,076
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	161,026	161,999
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.270% 1/11/43	161,521	179,519
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	149,859	149,859
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.532% 8/15/39	200,000	202,194
VFC LLC, Series 2014-2, Class A, (Acquired 7/9/14, Cost $250,000) (b) (c) 2.750% 7/20/30	143,279	143,282
VFC LLC, Series 2015-3, Class A (Acquired 3/25/15, Cost $249,531) (b) (c) 2.750% 12/20/31	250,000	249,598
VNO Mortgage Trust, Series 2013-PENN, Class A (b) 3.808% 12/13/29	240,000	258,653
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	270,000	285,465
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	295,000	304,027
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	750,000	790,781
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM VRN 5.591% 4/15/47	200,000	213,498
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 5.964% 2/15/51	188,740	200,812
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 5.964% 2/15/51	235,000	254,569

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	$66,382	$68,295
Wells Fargo Reremic Trust, Series 2012-IO, Class A (b) 1.750% 8/20/21	84,090	84,090
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (b) 3.240% 3/15/44	173,141	176,782
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	200,000	202,923
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	190,000	205,909

		13,495,241

Home Equity ABS — 0.6%
Aames Mortgage Investment Trust, Series 2005-1, Class M4 FRN 1.298% 6/25/35	172,365	169,891
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.898% 1/25/35	324,493	315,718
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.444% 8/25/35	92,984	92,752
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.834% 6/25/35	68,983	68,466
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.849% 2/25/35	41,727	41,358
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1 FRN 0.628% 4/28/39	186,935	183,852
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1 FRN (b) 0.374% 11/25/45	225,015	217,050
Citigroup Mortgage Loan Trust, Series 2003-HE4, Class A FRN (b) 0.584% 12/25/33	7,528	7,527
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2 FRN 0.604% 7/25/35	76,922	75,103
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.623% 8/25/35	72,417	72,150
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.634% 9/25/34	42,294	41,553

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.664% 12/25/35	$20,783	$20,749
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.594% 5/25/36	212,887	208,425
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.624% 7/25/35	191,666	190,227
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.414% 1/25/36	98,802	96,172
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.604% 4/25/35	86,649	82,759
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.344% 8/25/36	71,393	70,567
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.834% 10/25/35	11,022	11,023
JP Morgan Mortgage Acquisition Corp., Series 2005-FLD1, Class M2 FRN 0.909% 7/25/35	69,110	68,978
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (b) 0.954% 12/25/32	62,082	62,140
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.969% 2/25/35	233,587	223,773
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.999% 6/25/35	298,591	288,264
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.894% 3/25/35	295,000	274,367
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.913% 6/28/35	258,358	256,690
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (b) 0.943% 6/28/35	220,000	202,600
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.924% 7/25/35	169,028	169,565
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D FRN 0.544% 1/25/36	339,429	335,772
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.434% 9/25/35	111,210	110,590
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.554% 8/25/35	93,387	92,484

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.674% 3/25/35	$92,008	$91,798
Residential Asset Securities Corp., Series 2005-EMX4, Class M1 FRN 0.604% 11/25/35	188,084	184,993
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.534% 8/25/35	66,297	65,827

		4,393,183

Other ABS — 2.1%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (b) 3.260% 9/15/72	130,000	129,923
321 Henderson Receivables LLC, Series 2005-1A, Class A1 FRN (b) 0.405% 11/15/40	140,555	136,990
AIMCO CLO Ltd., Series 2014-AA, Class A FRN (b) 1.797% 7/20/26	360,000	359,773
Alterna Funding I LLC, Series 2014-1A, Class NOTE (b) 1.639% 2/15/21	240,921	241,222
Apidos CLO XV, Series 2013-15A, Class A1 FRN (b) 1.607% 10/20/25	500,000	496,791
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (b) 4.277% 9/05/44	210,000	217,360
ARL Second LLC, Series 2014-1A, Class A1 (b) 2.920% 6/15/44	193,706	194,502
Avery Point CLO Ltd., Series 2014-5A, Class A FRN (b) 1.717% 7/17/26	350,000	348,840
Avery Point III CLO Ltd., Series 2013-3A, Class A FRN (b) 1.657% 1/18/25	250,000	248,833
BCC Funding VIII LLC, Series 2014-1A, Class A (b) 1.794% 6/20/20	127,528	127,448
Birchwood Park CLO Ltd., Series 2014-1A, Class A FRN (b) 1.693% 7/15/26	345,000	344,009
BlueMountain CLO Ltd., Series 2013-2A, Class A FRN (b) 1.457% 1/22/25	250,000	247,180
CAN Capital Funding LLC, Series 2014-1A, Class A (b) 3.117% 4/15/20	250,000	249,062
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (b) 1.777% 4/17/25	555,000	555,059

	Principal Amount	Value
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) 4.474% 3/20/43	$150,350	$154,916
Consumers Securitization Funding LLC, Series 2014-A, Class A2 2.962% 11/01/25	190,000	197,708
Cronos Containers Program I Ltd., Series 2014-2A, Class A (b) 3.270% 11/18/29	288,889	292,412
DB Master Finance LLC, Series 2015-1A, Class A2I (b) 3.262% 2/20/45	250,000	250,042
Diamond Resorts Owner Trust, Series 2013-2, Class A (b) 2.270% 5/20/26	240,370	241,741
Diamond Resorts Owner Trust, Series 2014-1, Class A (b) 2.540% 5/20/27	163,782	164,339
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	400,994	419,750
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (b) 5.800% 7/15/24	117,692	121,442
Eaton Vance CLO, Series 2014-1A, Class A FRN (b) 1.703% 7/15/26	450,000	448,711
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (b) 2.707% 2/19/45	110,000	110,401
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	414,976	416,014
Global Container Assets Ltd., Series 2013-1A, Class A1 (b) 2.200% 11/05/28	187,440	186,856
Global SC Finance II SRL, Series 2014-1A, Class A1 (b) 3.190% 7/17/29	233,333	234,014
Global SC Finance II SRL, Series 2013-2A, Class A (b) 3.670% 11/17/28	229,667	234,500
Global SC Funding One Ltd., Series 2015-1, Class B1 (b) 2.740% 1/18/30	236,474	236,437
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A FRN (b) 1.406% 4/25/25	565,000	554,496
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (b) 2.422% 6/02/17	250,000	253,852
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	124,662	125,688

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Horizon Funding Trust, Series 2013-1A, Class A (b) 3.000% 5/15/18	$92,285	$92,775
Icon Brand Holdings LLC, Series 2012-1A, Class A (b) 4.229% 1/25/43	175,935	176,255
Icon Brand Holdings LLC, Series 2013-1A, Class A (b) 4.352% 1/25/43	155,157	157,640
ING Investment Management CLO Ltd., Series 2012-3A, Class A FRN (b) 1.703% 10/15/22	250,000	249,802
ING Investment Management CLO Ltd., Series 2013-3A, Class A1 FRN (b) 1.707% 1/18/26	260,000	259,120
LCM Ltd., Series 10AR, Class AR FRN (b) 1.513% 4/15/22	500,000	498,283
LCM Ltd., Series 16A, Class A FRN (b) 1.753% 7/15/26	460,000	459,585
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (b) 1.757% 7/20/26	465,000	464,999
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (b) 1.558% 7/20/18	198,034	197,995
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A FRN (b) 1.351% 4/20/25	355,000	349,147
OHA Loan Funding Ltd., Series 2013-1A, Class A FRN (b) 1.507% 7/23/25	270,000	267,721
Orange Lake Timeshare Trust, Series 2014-AA, Class A (b) 2.290% 7/09/29	99,757	100,961
Race Point VIII CLO Ltd., Series 2013-8A, Class A FRN (b) 1.482% 2/20/25	250,000	247,377
Race Point VIII CLO Ltd., Series 2012-7A, Class A FRN (b) 1.675% 11/08/24	250,000	249,538
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	75,106	76,030
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (b) 3.350% 4/20/26	82,478	83,426
Sonic Capital LLC, Series 2011-1A, Class A2 (b) 5.438% 5/20/41	182,523	192,969
Spirit Master Funding LLC, Series 2014-4A, Class A1 (b) 3.501% 1/20/45	160,000	162,327

	Principal Amount	Value
SpringCastle America Funding LLC, Series 2014-AA, Class A (b) 2.700% 5/25/23	$496,396	$497,618
Springleaf Funding Trust, Series 2013-AA, Class A (b) 2.580% 9/15/21	193,898	193,910
Structured Receivables Finance LLC, Series 2010-B, Class A (b) 3.730% 8/15/36	135,695	142,242
SVO VOI Mortgage LLC, Series 2012-AA, Class A (b) 2.000% 9/20/29	250,037	249,207
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (b) 2.575% 10/15/15	485,000	485,176
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	112,455	118,012

		14,512,426

Student Loans ABS — 0.8%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.392% 8/25/26	25,149	25,098
Access Group, Inc., Series 2003-A, Class A3 FRN 1.225% 7/01/38	311,509	283,046
Access Group, Inc., Series 2008-1, Class A FRN 1.556% 10/27/25	348,871	351,741
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.678% 1/25/47	130,000	110,006
EdLinc Student Loan Funding Trust, Series 2012-1, Class B FRN (b) 4.414% 11/26/40	270,000	302,829
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.673% 6/15/43	200,000	197,860
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.675% 6/15/43	500,000	499,810
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.902% 6/15/43	100,000	95,365
Goal Capital Funding Trust, Series 2007-1, Class C1 FRN 0.667% 6/25/42	85,407	85,407
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.556% 10/28/41	172,430	171,865
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1 FRN 0.854% 10/25/35	271,736	272,279

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
National Collegiate Student Loan Trust, Series 2006-3, Class A3 FRN 0.324% 10/25/27	$473,736	$466,676
Navient Student Loan Trust, Series 2014-1, Class B FRN 1.674% 6/25/48	220,000	213,364
Navient Student Loan Trust, Series 2014-8, Class B FRN 1.674% 7/26/49	155,000	149,719
Nelnet Student Loan Trust, Series 2006-3, Class B FRN 0.517% 6/25/41	158,200	141,346
Nelnet Student Loan Trust, Series 2014-6A, Class A FRN (b) 0.824% 11/25/47	285,668	284,077
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 0.974% 4/25/46	106,014	106,581
Nelnet Student Loan Trust, Series 2005-4, Class A4R2 FRN 1.115% 3/22/32	200,000	191,462
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.472% 5/28/26	29,041	29,022
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.423% 7/15/36	143,565	142,683
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.553% 7/15/36	125,000	119,350
SLM Student Loan Trust, Series 2004-6, Class B FRN 0.636% 4/25/25	250,000	238,871
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 0.950% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 0.950% 6/17/30	350,000	350,000
SLM Student Loan Trust, Series 2002-7, Class A10 FRN 1.678% 3/15/28	189,000	189,000
South Carolina Student Loan Corp., Series 2014-1, Class A2 FRN 1.171% 1/03/33	290,000	290,682

		5,358,139

WL Collateral CMO — 0.1%
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.659% 2/25/34	26,377	26,117
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.909% 9/25/33	7,805	7,392

	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.474% 8/25/34	$21,629	$20,694
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.534% 7/25/35	3,586	3,576
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.371% 8/25/34	77,371	65,210
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.424% 8/25/36	64,381	63,071
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.591% 7/25/33	5,375	5,327
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.600% 2/25/34	10,073	9,629
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	267	274
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.535% 3/25/34	47,110	47,879
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.528% 4/25/44	114,206	118,572

		367,741

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.423% 11/25/37	95,389	94,578
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.760% 6/25/32	31,825	31,130

		125,708

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $39,189,665)		39,488,693

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Peruvian Government International Bond 6.550% 3/14/37	95,000	126,469
Poland Government International Bond 6.375% 7/15/19	230,000	270,537
Province of Quebec Canada 7.500% 9/15/29	90,000	136,455
Republic of Brazil International Bond 4.875% 1/22/21	100,000	105,000

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Republic of Brazil International Bond 5.625% 1/07/41	$305,000	$310,337
Republic of Turkey International Bond 4.875% 4/16/43	81,000	79,988
Republic of Turkey International Bond 6.750% 4/03/18	145,000	160,570
United Mexican States 4.750% 3/08/44	360,000	378,000
United Mexican States 5.125% 1/15/20	200,000	224,200
United Mexican States 6.750% 9/27/34	160,000	213,600

		2,005,156

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,854,099)		2,005,156

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 8.5%
Collateralized Mortgage Obligations — 0.7%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	871,190	907,758
Series 4290, Class CA 3.500% 12/15/38	483,361	512,739
Series 2617, Class Z 5.500% 5/15/33	448,020	506,872
Series 2693, Class Z 5.500% 10/15/33	771,149	862,305
Series 3423, Class PB 5.500% 3/15/38	125,000	144,114
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	278,495	299,542
Series 2014-48, Class AB 4.000% 10/25/40	687,964	738,871
Series 2007-32, Class Z 5.500% 4/25/37	256,576	286,905
Series 2010-60, Class HJ 5.500% 5/25/40	176,168	196,809
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	222,869	243,606
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	170,896	190,437

		4,889,958

Pass-Through Securities — 7.8%
Federal Home Loan Mortgage Corp. Pool #E85346 6.000% 9/01/16	5,915	6,112

	Principal Amount	Value
Pool #E85389 6.000% 9/01/16	$3,201	$3,295
Pool #E85542 6.000% 10/01/16	6,779	6,992
Pool #G11431 6.000% 2/01/18	6,331	6,587
Pool #E85089 6.500% 8/01/16	14,239	14,723
Pool #E85301 6.500% 9/01/16	10,987	11,359
Pool #C55867 7.500% 2/01/30	88,073	103,778
Pool #C01079 7.500% 10/01/30	10,697	12,838
Pool #C01135 7.500% 2/01/31	35,273	42,284
Pool #C00470 8.000% 8/01/26	23,294	27,792
Pool #G00924 8.000% 3/01/28	27,553	32,829
Pool #554904 9.000% 3/01/17	158	167
Federal National Mortgage Association
Pool #725692 2.270% 10/01/33 FRN	105,494	112,156
Pool #888586 2.340% 10/01/34 FRN	176,048	187,644
Pool #890564 3.000% 6/01/43	718,911	739,916
Pool #AB8527 3.500% 3/01/43	164,854	174,662
Pool #AR8708 3.500% 4/01/43	233,409	247,296
Pool #AT0998 3.500% 4/01/43	1,139,962	1,207,781
Pool #AT4050 3.500% 5/01/43	300,111	317,965
Pool #MA1463 3.500% 6/01/43	749,783	794,389
Pool #AB6261 4.000% 9/01/42	1,770,401	1,927,801
Pool #587994 6.000% 6/01/16	8,622	8,840
Pool #564594 7.000% 1/01/31	12,124	14,210
Pool #572844 7.000% 4/01/31	26,184	30,975
Pool #253795 7.000% 5/01/31	90,913	107,304
Pool #499386 7.500% 9/01/29	2,077	2,498
Pool #521006 7.500% 12/01/29	735	883

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #522769 7.500% 12/01/29	$73	$88
Pool #252981 7.500% 1/01/30	10,983	13,169
Pool #524874 7.500% 2/01/30	571	614
Pool #531196 7.500% 2/01/30	1,125	1,358
Pool #524317 7.500% 3/01/30	1,198	1,425
Pool #530299 7.500% 3/01/30	317	375
Pool #530520 7.500% 3/01/30	13,063	15,630
Pool #253183 7.500% 4/01/30	5,080	6,099
Pool #253265 7.500% 5/01/30	3,932	4,686
Pool #536999 8.000% 3/01/30	128	155
Pool #526380 8.000% 5/01/30	6,564	8,019
Pool #536949 8.000% 5/01/30	2,960	3,625
Pool #535351 8.000% 6/01/30	5,005	6,086
Pool #253481 8.000% 10/01/30	3,530	4,308
Pool #596656 8.000% 8/01/31	1,503	1,704
Pool #602008 8.000% 8/01/31	4,334	5,286
Pool #190317 8.000% 8/01/31	1,465	1,783
Federal National Mortgage Association TBA
Pool #927 2.500% 7/01/42 (d)	4,475,000	4,431,648
Pool #6237 3.000% 10/01/42 (d)	9,450,000	9,662,625
Pool #11192 4.000% 5/01/42 (d)	7,125,000	7,618,740
Government National Mortgage Association
Pool #783896 3.500% 5/15/44	967,011	1,025,447
Pool #359587 7.000% 6/15/23	614	691
Pool #337539 7.000% 7/15/23	997	1,138
Pool #363066 7.000% 8/15/23	11,510	13,176
Pool #354674 7.000% 10/15/23	9,274	10,536

	Principal Amount	Value
Pool #362651 7.000% 10/15/23	$19,572	$22,022
Pool #368814 7.000% 10/15/23	4,632	5,253
Pool #352021 7.000% 11/15/23	3,913	4,430
Pool #371967 7.000% 11/15/23	763	877
Pool #591581 7.000% 8/15/32	15,440	18,461
Pool #205884 7.500% 5/15/17	13,334	13,989
Pool #213760 7.500% 6/15/17	3,380	3,554
Government National Mortgage Association II
Pool #82488 1.625% 3/20/40 FRN	194,136	201,498
Pool #82462 3.500% 1/20/40 FRN	145,231	151,238
Government National Mortgage Association II TBA
Pool #587 3.000% 1/01/43 (d)	15,075,000	15,528,427
Pool #304 3.500% 3/01/43 (d)	3,150,000	3,315,375
Pool #1235 4.000% 1/01/43 (d)	4,600,000	4,900,438

		53,147,049

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $57,526,825)		58,037,007

U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bonds & Notes — 0.7%
U.S. Treasury Bond 3.000% 11/15/44	1,250,000	1,369,141
U.S. Treasury Bond 3.500% 2/15/39	1,350,000	1,598,247
U.S. Treasury Note (e) (f) 1.000% 12/15/17	570,000	572,950
U.S. Treasury Note 1.500% 11/30/19	450,000	453,335
U.S. Treasury Note 2.250% 11/15/24	970,000	996,950

		4,990,623

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,963,787)		4,990,623

TOTAL BONDS & NOTES (Cost $211,188,311)		217,479,169

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Notional Amount	Value
PURCHASED OPTIONS — 0.0%
Financial — 0.0%
Diversified Financial — 0.0%
3-Month USD LIBOR BBA 10 Year Swaption, Call, Expires 4/25/16, Strike 1.90 (OTC — Credit Suisse International); Underlying swap terminates 4/27/26	$17,900,000	$287,338

TOTAL PURCHASED OPTIONS (Cost $290,632)		287,338

	Number of Shares
RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Auto Manufacturers — 0.0%
Safeway Casa Ley Contingent Value (a) (g)	18,800	18,988
Safeway PDC LLC Contingent Value (a) (g)	18,800	940

		19,928

TOTAL RIGHTS (Cost $19,928)		19,928

TOTAL LONG-TERM INVESTMENTS (Cost $521,864,509)		673,783,152

	Principal Amount
SHORT-TERM INVESTMENTS — 7.5%
Commercial Paper — 7.1%
Airgas, Inc. (b) 0.500% 4/07/15	$2,565,000	2,564,786
Ameren Corp. 0.550% 4/15/15	5,000,000	4,998,931
Baxter International, Inc. (b) 0.630% 4/21/15	5,000,000	4,998,250
Bell Canada (b) 0.700% 6/25/15	5,000,000	4,991,736
CenterPoint Energy, Inc. (b) 0.400% 4/01/15	2,852,000	2,852,000
Duke Energy Corp. (b) 0.630% 7/08/15	4,982,000	4,973,456
Encana Corp. (b) 0.680% 4/21/15	2,573,000	2,572,028
Glencore Funding LLC (b) 0.630% 5/11/15	3,000,000	2,997,900
ONEOK Partners LP (b) 0.700% 4/06/15	5,000,000	4,999,514
Pentair Finance (b) 0.700% 6/02/15	4,000,000	3,995,178

	Principal Amount	Value
Tate & Lyle International Finance PLC (b) 0.710% 5/19/15	$3,975,000	$3,971,237
Vodafone Group PLC (b) 0.480% 4/01/15	2,000,000	2,000,000
Vodafone Group PLC (b) 0.499% 6/01/15	2,000,000	1,998,339

		47,913,355

Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (h)	2,945,845	2,945,845

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	44,959	44,959

TOTAL SHORT-TERM INVESTMENTS (Cost $50,904,159)		50,904,159

TOTAL INVESTMENTS — 106.6% (Cost $572,768,668) (i)		724,687,311

Other Assets/(Liabilities) — (6.6)%		(44,866,722)

NET ASSETS — 100.0%		$679,820,589

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
OTC	Over-the-counter
PAC	Planned Amortization Class
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $80,797,665 or 11.89% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At March 31, 2015, these securities amounted to a value of $392,880 or 0.06% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(f)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(g)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2015, these securities amounted to a value of $19,928 or 0.00% of net assets.
(h)	Maturity value of $2,945,846. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $3,004,970.
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Basic Materials — 1.8%
Chemicals — 0.9%
E.I. du Pont de Nemours & Co.	75,457	$5,392,912
LyondellBasell Industries NV Class A	27,878	2,447,688

		7,840,600

Mining — 0.9%
Freeport-McMoRan, Inc.	104,460	1,979,517
Vulcan Materials Co.	64,361	5,425,632

		7,405,149

		15,245,749

Communications — 9.0%
Advertising — 0.6%
Omnicom Group, Inc.	62,460	4,870,631

Internet — 1.7%
AOL, Inc. (a)	84,426	3,344,114
Liberty Interactive Corp. Class A (a)	169,861	4,958,243
Symantec Corp.	236,105	5,516,593

		13,818,950

Media — 3.2%
Comcast Corp. Class A	100,619	5,681,955
DISH Network Corp. Class A (a)	65,400	4,581,924
Liberty Global PLC Series A (a)	79,069	4,069,681
Viacom, Inc. Class B	60,046	4,101,142
The Walt Disney Co.	80,800	8,475,112

		26,909,814

Telecommunications — 3.5%
Cisco Systems, Inc.	172,544	4,749,274
Knowles Corp. (a) (b)	172,920	3,332,168
Motorola Solutions, Inc.	65,257	4,350,684
Verizon Communications, Inc.	274,144	13,331,623
Vodafone Group PLC Sponsored ADR (United Kingdom)	119,468	3,904,214

		29,667,963

		75,267,358

Consumer, Cyclical — 9.7%
Airlines — 0.4%
Delta Air Lines, Inc.	75,840	3,409,766

Apparel — 0.5%
Ralph Lauren Corp.	32,663	4,295,185

Auto Manufacturers — 1.0%
Ford Motor Co.	245,250	3,958,335
General Motors Co.	128,761	4,828,538

		8,786,873

	Number of Shares	Value
Automotive & Parts — 0.9%
Johnson Controls, Inc.	149,830	$7,557,425

Entertainment — 0.5%
Cinemark Holdings, Inc.	88,500	3,988,695

Household Products — 0.6%
Reckitt Benckiser Group PLC Sponsored ADR (United Kingdom)	328,200	5,615,502

Housewares — 0.4%
Newell Rubbermaid, Inc.	79,190	3,093,953

Leisure Time — 0.8%
Carnival Corp.	136,060	6,509,111

Retail — 4.6%
AutoNation, Inc. (a)	44,323	2,851,299
Costco Wholesale Corp.	26,530	4,019,162
CVS Health Corp.	47,689	4,921,982
The Gap, Inc.	91,900	3,982,027
Kohl’s Corp.	103,430	8,093,397
Lowe’s Cos., Inc.	65,490	4,871,801
Wal-Mart Stores, Inc.	72,000	5,922,000
Walgreens Boots Alliance, Inc.	46,200	3,912,216

		38,573,884

		81,830,394

Consumer, Non-cyclical — 21.0%
Agriculture — 1.3%
Lorillard, Inc.	108,690	7,102,891
Philip Morris International, Inc.	54,033	4,070,306

		11,173,197

Beverages — 1.1%
PepsiCo, Inc.	96,895	9,265,100

Biotechnology — 0.5%
Amgen, Inc.	24,800	3,964,280

Foods — 1.6%
ConAgra Foods, Inc.	64,500	2,356,185
Kraft Foods Group, Inc.	76,560	6,669,524
Mondelez International, Inc. Class A	129,575	4,676,362

		13,702,071

Health Care – Products — 1.1%
Baxter International, Inc.	44,860	3,072,910
Medtronic PLC	77,233	6,023,402

		9,096,312

Health Care – Services — 3.8%
HCA Holdings, Inc. (a)	95,365	7,174,309
Thermo Fisher Scientific, Inc.	31,550	4,238,427
UnitedHealth Group, Inc.	174,869	20,685,254

		32,097,990

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 11.6%
Actavis PLC (a)	14,431	$4,294,954
Cardinal Health, Inc.	121,320	10,951,556
Eli Lilly & Co.	158,438	11,510,521
Express Scripts Holding Co. (a)	45,222	3,923,913
Gilead Sciences, Inc. (a)	33,320	3,269,692
Merck & Co., Inc.	233,257	13,407,612
Pfizer, Inc.	616,029	21,431,649
Quintiles Transnational Holdings, Inc. (a)	38,990	2,611,160
Roche Holding AG Sponsored ADR (Switzerland)	123,370	4,241,461
Sanofi ADR (France)	126,484	6,253,369
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	252,250	15,715,175

		97,611,062

		176,910,012

Energy — 8.4%
Oil & Gas — 6.3%
Anadarko Petroleum Corp.	36,590	3,030,018
BP PLC Sponsored ADR (United Kingdom)	148,210	5,796,493
Chevron Corp.	61,790	6,486,714
Hess Corp.	56,213	3,815,176
Marathon Oil Corp.	182,863	4,774,553
Occidental Petroleum Corp.	70,870	5,173,510
Phillips 66	49,720	3,907,992
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	78,158	4,662,125
Suncor Energy, Inc.	409,120	11,966,760
Valero Energy Corp.	56,558	3,598,220

		53,211,561

Oil & Gas Services — 1.4%
Halliburton Co.	112,732	4,946,680
National Oilwell Varco, Inc.	63,710	3,184,863
Schlumberger Ltd.	45,340	3,783,170

		11,914,713

Pipelines — 0.7%
Enbridge, Inc.	117,480	5,697,780

		70,824,054

Financial — 24.9%
Banks — 6.6%
Bank of America Corp.	975,049	15,006,004
Capital One Financial Corp.	48,090	3,790,454
Fifth Third Bancorp	306,147	5,770,871
Intesa Sanpaolo SpA Sponsored ADR (Italy)	138,180	2,816,108
KeyCorp	81,680	1,156,589
PNC Financial Services Group, Inc.	54,346	5,067,221

	Number of Shares	Value
State Street Corp.	120,419	$8,854,409
Wells Fargo & Co.	136,091	7,403,350
Zions Bancorp	194,756	5,258,412

		55,123,418

Diversified Financial — 11.5%
Ally Financial, Inc. (a)	230,930	4,844,911
Ameriprise Financial, Inc.	42,633	5,578,102
Citigroup, Inc.	450,059	23,187,040
Discover Financial Services	103,042	5,806,417
FNF Group	135,000	4,962,600
The Goldman Sachs Group, Inc.	39,620	7,447,371
Invesco Ltd.	61,480	2,440,141
JP Morgan Chase & Co.	376,591	22,813,883
Legg Mason, Inc.	70,997	3,919,034
Morgan Stanley	294,710	10,518,200
Navient Corp.	144,974	2,947,322
T. Rowe Price Group, Inc.	32,380	2,622,132

		97,087,153

Insurance — 5.4%
The Allstate Corp.	54,860	3,904,386
American International Group, Inc.	266,025	14,575,510
Aon PLC	50,850	4,887,702
Genworth Financial, Inc. Class A (a)	257,480	1,882,179
MetLife, Inc.	226,301	11,439,515
The Travelers Cos., Inc.	38,916	4,207,987
Unum Group	145,964	4,923,366

		45,820,645

Real Estate Investment Trusts (REITS) — 1.4%
Equity Residential	46,960	3,656,306
Public Storage	18,560	3,658,918
Weyerhaeuser Co.	128,665	4,265,245

		11,580,469

		209,611,685

Industrial — 12.1%
Aerospace & Defense — 1.2%
Northrop Grumman Corp.	35,632	5,735,327
United Technologies Corp.	37,047	4,341,908

		10,077,235

Building Materials — 0.6%
Louisiana-Pacific Corp. (a)	330,940	5,463,819

Electronics — 1.0%
TE Connectivity Ltd.	114,750	8,218,395

Environmental Controls — 0.7%
Waste Management, Inc.	104,030	5,641,547

Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	35,010	2,801,851
Ingersoll-Rand PLC	58,889	4,009,163

		6,811,014

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 5.6%
Danaher Corp.	98,968	$8,402,383
Eaton Corp. PLC	252,425	17,149,755
Honeywell International, Inc.	51,601	5,382,500
Illinois Tool Works, Inc.	51,034	4,957,443
Parker Hannifin Corp.	62,333	7,403,914
Pentair PLC	61,524	3,869,244

		47,165,239

Packaging & Containers — 0.7%
Sealed Air Corp.	133,794	6,095,655

Transportation — 1.5%
American ExpressNorfolk Southern Corp.	48,198	4,960,538
CSX Corp.	149,310	4,945,147
FedEx Corp.	13,960	2,309,682

		12,215,367

		101,688,271

Technology — 9.2%
Computers — 3.5%
Apple, Inc.	97,897	12,181,324
EMC Corp.	253,231	6,472,584
International Business Machines Corp.	17,750	2,848,875
SanDisk Corp.	44,530	2,832,998
Synopsys, Inc. (a)	72,600	3,362,832
Western Digital Corp.	22,380	2,036,804

		29,735,417

Internet — 0.4%
Check Point Software Technologies Ltd. (a)	40,810	3,345,196

Semiconductors — 2.5%
Broadcom Corp. Class A	198,020	8,573,276
Intel Corp.	241,320	7,546,077
Micron Technology, Inc. (a)	163,886	4,446,227

		20,565,580

Software — 2.8%
Citrix Systems, Inc. (a)	35,130	2,243,753
Microsoft Corp.	255,773	10,398,451
Oracle Corp.	246,780	10,648,557

		23,290,761

		76,936,954

Utilities — 2.5%
Electric — 2.5%
Calpine Corp. (a)	162,464	3,715,552
Edison International	142,990	8,932,585
NextEra Energy, Inc.	39,521	4,112,160
PG&E Corp.	72,976	3,872,836

		20,633,133

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $646,962,971)		$828,947,610

TOTAL EQUITIES (Cost $646,962,971)		828,947,610

MUTUAL FUNDS — 0.4%
Diversified Financial — 0.4%
State Street Navigator Securities Lending Prime Portfolio (c)	3,381,003	3,381,003

TOTAL MUTUAL FUNDS (Cost $3,381,003)		3,381,003

TOTAL LONG-TERM INVESTMENTS (Cost $650,343,974)		832,328,613

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (d)	$8,260,923	8,260,923

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	3,649	3,649

TOTAL SHORT-TERM INVESTMENTS (Cost $8,264,572)		8,264,572

TOTAL INVESTMENTS — 100.0% (Cost $658,608,546) (e)		840,593,185

Other Assets/(Liabilities) — 0.0%		390,843

NET ASSETS — 100.0%		$840,984,028

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $3,298,831 or 0.39% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $8,260,925. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 4.000%, maturity dates ranging from 8/15/39 – 9/15/40, and an aggregate market value, including accrued interest, of $8,429,595.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.3%

BANK LOANS — 3.7%
Oil & Gas — 2.8%
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan 8.750% 4/15/20	$3,139,220	$2,485,226
Fieldwood Energy LLC, 2nd Lien Term Loan 8.375% 9/30/20	2,063,886	1,505,171

		3,990,397

Pharmaceuticals — 0.9%
Synarc-Biocore Holdings LLC, 2nd Lien Term Loan 9.250% 3/10/22	1,468,985	1,336,777

TOTAL BANK LOANS (Cost $6,006,724)		5,327,174

CORPORATE DEBT — 93.6%
Aerospace & Defense — 1.2%
Moog, Inc. (a) 5.250% 12/01/22	556,000	572,680
TransDigm, Inc. 6.500% 7/15/24	1,210,000	1,216,050

		1,788,730

Agriculture — 1.5%
Pinnacle Operating Corp. (a) 9.000% 11/15/20	2,204,000	2,226,040

Airlines — 1.3%
Allegiant Travel Co. 5.500% 7/15/19	480,000	492,000
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co. (a) 6.875% 2/15/19	1,453,000	1,329,495

		1,821,495

Apparel — 1.6%
Perry Ellis International, Inc. 7.875% 4/01/19	2,189,000	2,260,142

Auto Manufacturers — 2.0%
Allied Specialty Vehicles, Inc. (a) 8.500% 11/01/19	2,808,000	2,955,420

Automotive & Parts — 3.2%
Accuride Corp. 9.500% 8/01/18	1,545,000	1,610,662
Cooper Tire & Rubber Co. 8.000% 12/15/19	285,000	320,625
Dana Holding Corp. 5.500% 12/15/24	574,000	591,220

	Principal Amount	Value
International Automotive Components Group SA (a) 9.125% 6/01/18	$2,100,000	$2,134,125

		4,656,632

Banks — 1.1%
Ally Financial, Inc. 8.000% 11/01/31	1,230,000	1,537,500

Building Materials — 1.7%
Headwaters, Inc. 7.250% 1/15/19	1,500,000	1,571,250
Roofing Supply Group LLC/Roofing Supply Finance, Inc. (a) 10.000% 6/01/20	974,000	952,085

		2,523,335

Chemicals — 1.2%
Omnova Solutions, Inc. 7.875% 11/01/18	972,000	986,580
TPC Group, Inc. (a) 8.750% 12/15/20	911,000	833,565

		1,820,145

Coal — 1.2%
Murray Energy Corp. (a) 9.500% 12/05/20	253,000	283,360
Murray Energy Corp. (a) 8.625% 6/15/21	1,394,000	1,456,730

		1,740,090

Commercial Services — 5.2%
The ADT Corp. 5.250% 3/15/20	831,000	860,085
Multi-Color Corp. (a) 6.125% 12/01/22	864,000	898,560
Mustang Merger Corp. (a) 8.500% 8/15/21	4,355,000	4,409,437
StoneMor Partners LP/Cornerstone Family Services of WV 7.875% 6/01/21	1,385,000	1,454,250

		7,622,332

Distribution & Wholesale — 0.3%
Global Partners LP/GLP Finance Corp. (a) 6.250% 7/15/22	518,000	510,230

Diversified Financial — 2.4%
Aircastle Ltd. 5.500% 2/15/22	449,000	477,624
E*TRADE Financial Corp. 4.625% 9/15/23	1,500,000	1,526,250

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/01/22	$1,500,000	$1,545,000

		3,548,874

Electric — 0.5%
Dynegy Finance I, Inc./Dynegy Finance II, Inc. (a) 7.625% 11/01/24	650,000	680,875

Energy – Alternate Sources — 0.4%
TerraForm Power Operating LLC (a) 5.875% 2/01/23	630,000	653,625

Engineering & Construction — 0.3%
Zachry Holdings, Inc. (a) 7.500% 2/01/20	490,000	465,500

Foods — 2.5%
Dean Foods Co. (a) 6.500% 3/15/23	657,000	660,285
HJ Heinz Co. (a) 4.875% 2/15/25	1,139,000	1,234,391
JBS Investments GmbH (a) 7.750% 10/28/20	1,600,000	1,692,000

		3,586,676

Forest Products & Paper — 2.5%
Appvion, Inc. (a) 9.000% 6/01/20	1,975,000	1,298,562
Xerium Technologies, Inc. 8.875% 6/15/18	2,308,000	2,383,010

		3,681,572

Gas — 0.5%
LBC Tank Terminals Holding Netherlands BV (a) 6.875% 5/15/23	646,000	660,535

Health Care – Products — 1.3%
Alere, Inc. 6.500% 6/15/20	1,485,000	1,533,263
Halyard Health, Inc. (a) 6.250% 10/15/22	320,000	335,200

		1,868,463

Health Care – Services — 3.4%
Fresenius Medical Care US Finance II, Inc. (a) 4.750% 10/15/24	638,000	668,305
HCA, Inc. 5.250% 4/15/25	669,000	722,520
HCA, Inc. 5.375% 2/01/25	645,000	676,444
HealthSouth Corp. 5.750% 11/01/24	418,000	434,720
Kindred Healthcare, Inc. (a) 8.750% 1/15/23	1,197,000	1,310,715

	Principal Amount	Value
Tenet Healthcare Corp. 8.125% 4/01/22	$1,040,000	$1,146,600

		4,959,304

Holding Company – Diversified — 1.3%
Carlson Travel Holdings, Inc. (a) 7.500% 8/15/19	1,025,000	1,037,813
James Hardie International Finance Ltd. (a) 5.875% 2/15/23	785,000	808,550

		1,846,363

Home Builders — 2.4%
Brookfield Residential Properties, Inc. (a) 6.500% 12/15/20	1,255,000	1,311,475
Lennar Corp. 4.500% 11/15/19	657,000	675,068
William Lyon Homes, Inc. 8.500% 11/15/20	1,351,000	1,462,457

		3,449,000

Insurance — 0.6%
Onex York Acquisition Corp. (a) 8.500% 10/01/22	922,000	871,290

Internet — 0.6%
Netflix, Inc. (a) 5.875% 2/15/25	788,000	808,685

Leisure Time — 3.2%
Brunswick Corp. (a) 4.625% 5/15/21	495,000	498,713
Brunswick Corp. 7.375% 9/01/23	285,000	310,650
Brunswick Corp. 7.125% 8/01/27	2,245,000	2,402,150
Carlson Wagonlit BV (a) 6.875% 6/15/19	1,409,000	1,475,927

		4,687,440

Lodging — 1.1%
MGM Resorts International 6.000% 3/15/23	1,500,000	1,541,250

Machinery – Diversified — 1.3%
Welltec A/S (a) 8.000% 2/01/19	1,412,000	1,327,280
Zebra Technologies Corp. (a) 7.250% 10/15/22	494,000	532,285

		1,859,565

Manufacturing — 3.6%
CTP Transportation Products LLC/CTP Finance, Inc. (a) 8.250% 12/15/19	825,000	849,750
EnPro Industries, Inc. (a) 5.875% 9/15/22	1,080,000	1,125,900

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JB Poindexter & Co., Inc. (a) 9.000% 4/01/22	$2,990,000	$3,244,150

		5,219,800

Media — 9.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	838,000	870,472
CCOH Safari LLC 5.500% 12/01/22	968,000	989,780
Cogeco Cable, Inc. (a) 4.875% 5/01/20	710,000	718,875
DISH DBS Corp. 5.875% 11/15/24	1,352,000	1,353,690
Entercom Radio LLC 10.500% 12/01/19	1,000,000	1,085,000
Harron Communications LP/Harron Finance Corp. (a) 9.125% 4/01/20	1,226,000	1,342,470
LIN Television Corp. (a) 5.875% 11/15/22	564,000	575,280
Nexstar Broadcasting, Inc. (a) 6.125% 2/15/22	786,000	805,650
Numericable-SFR SAS (a) 6.000% 5/15/22	475,000	480,938
Numericable-SFR SAS (a) 6.250% 5/15/24	260,000	263,250
RCN Telecom Services LLC/RCN Capital Corp. (a) 8.500% 8/15/20	1,584,000	1,679,040
Sirius XM Radio, Inc. (a) 5.375% 4/15/25	2,207,000	2,218,035
Townsquare Radio LLC/Townsquare Radio, Inc. (a) 9.000% 4/01/19	710,000	756,761

		13,139,241

Mining — 0.4%
Hecla Mining Co. 6.875% 5/01/21	638,000	564,630

Oil & Gas — 9.3%
Baytex Energy Corp. (a) 5.625% 6/01/24	1,150,000	1,052,250
California Resources Corp. (a) 6.000% 11/15/24	970,000	851,175
Calumet Specialty Products Partners LP/Calumet Finance Corp. (a) 6.500% 4/15/21	1,322,000	1,282,340
Citgo Holding, Inc. (a) 10.750% 2/15/20	1,327,000	1,366,810
Hilcorp Energy I LP/Hilcorp Finance Co. (a) 5.000% 12/01/24	750,000	705,000

	Principal Amount	Value
Magnum Hunter Resources Corp. 9.750% 5/15/20	$2,135,000	$1,900,150
Millennium Offshore Services Superholdings LLC (a) 9.500% 2/15/18	1,281,000	1,150,870
Newfield Exploration Co. 5.375% 1/01/26	473,000	477,789
Rice Energy, Inc. (a) 7.250% 5/01/23	686,000	686,000
Seventy Seven Energy, Inc. 6.500% 7/15/22	675,000	307,125
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.500% 8/15/22	400,000	379,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 7.500% 7/01/21	640,000	665,600
Sunoco LP/Sunoco Finance Corp. (a) 6.375% 4/01/23	1,345,000	1,385,350
Tullow Oil PLC (a) 6.250% 4/15/22	1,495,000	1,293,175

		13,502,634

Packaging & Containers — 2.0%
Ardagh Finance Holdings SA (a) 8.625% 6/15/19	521,921	543,779
Sealed Air Corp. (a) 4.875% 12/01/22	371,000	378,420
Sealed Air Corp. (a) 5.125% 12/01/24	371,000	383,985
Sealed Air Corp. (a) 6.875% 7/15/33	1,580,000	1,662,950

		2,969,134

Pharmaceuticals — 4.4%
BioScrip, Inc. (a) 8.875% 2/15/21	2,049,000	1,841,539
Capsugel SA (a) 7.000% 5/15/19	410,000	416,662
Endo Finance LLC/Endo Finco, Inc. (a) 5.375% 1/15/23	1,088,000	1,085,280
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. (a) 6.000% 2/01/25	356,000	366,680
Valeant Pharmaceuticals International, Inc. (a) 5.500% 3/01/23	690,000	695,175
VRX Escrow Corp. (a) 5.875% 5/15/23	1,127,000	1,155,175
VRX Escrow Corp. (a) 6.125% 4/15/25	777,000	804,195

		6,364,706

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate — 0.2%
Forestar USA Real Estate Group, Inc. (a) 8.500% 6/01/22	$276,000	$266,340

Retail — 2.5%
Family Tree Escrow LLC (a) 5.250% 3/01/20	455,000	476,613
Family Tree Escrow LLC (a) 5.750% 3/01/23	1,625,000	1,710,312
The Pantry, Inc. 8.375% 8/01/20	640,000	726,400
Rite Aid Corp. (a) (b) 6.125% 4/01/23	740,000	758,500

		3,671,825

Savings & Loans — 1.1%
Consolidated Energy Finance SA (a) 6.750% 10/15/19	1,560,000	1,571,700

Semiconductors — 1.1%
Micron Technology, Inc. (a) 5.500% 2/01/25	1,650,000	1,662,375

Software — 0.8%
Audatex North America, Inc. (a) 6.000% 6/15/21	1,135,000	1,200,263

Telecommunications — 8.1%
Altice Financing SA (a) 6.500% 1/15/22	875,000	897,969
Altice Financing SA (a) 6.625% 2/15/23	256,000	263,680
Altice Finco SA (a) 8.125% 1/15/24	815,000	862,372
Altice SA (a) 7.750% 5/15/22	1,210,000	1,230,418
CPI International, Inc. 8.750% 2/15/18	1,008,000	1,031,940
DigitalGlobe, Inc. (a) 5.250% 2/01/21	600,000	600,000
Frontier Communications Corp. 7.625% 4/15/24	1,100,000	1,145,375
GCI, Inc. (a) 6.875% 4/15/25	2,800,000	2,821,000
Sprint Corp. 7.250% 9/15/21	745,000	748,725
Sprint Corp. 7.875% 9/15/23	918,000	936,360
West Corp. (a) 5.375% 7/15/22	1,270,000	1,241,425

		11,779,264

Transportation — 5.3%
The Kenan Advantage Group, Inc. (a) 8.375% 12/15/18	3,190,000	3,317,600

	Principal Amount	Value
Quality Distribution LLC/QD Capital Corp. 9.875% 11/01/18	$684,000	$716,490
Topaz Marine SA (a) 8.625% 11/01/18	1,709,000	1,503,989
Watco Cos. LLC/Watco Finance Corp. (a) 6.375% 4/01/23	1,531,000	1,531,000
XPO Logistics, Inc. (a) 7.875% 9/01/19	667,000	706,186

		7,775,265

TOTAL CORPORATE DEBT (Cost $135,734,961)		136,318,285

TOTAL BONDS & NOTES (Cost $141,741,685)		141,645,459

TOTAL LONG-TERM INVESTMENTS (Cost $141,741,685)		141,645,459

SHORT-TERM INVESTMENTS — 3.5%
Time Deposits — 3.5%
Euro Time Deposit 0.010% 4/01/15	5,100,181	5,100,181

TOTAL SHORT-TERM INVESTMENTS (Cost $5,100,181)		5,100,181

TOTAL INVESTMENTS — 100.8% (Cost $146,841,866) (c)		146,745,640

Other Assets/(Liabilities) — (0.8)%		(1,098,101)

NET ASSETS — 100.0%		$145,647,539

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $92,682,389 or 63.63% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 142.9%

CORPORATE DEBT — 5.0%
Auto Manufacturers — 0.3%
Nissan Motor Acceptance Corp. FRN (a) 0.812% 3/03/17	$1,400,000	$1,403,958

Banks — 0.8%
Deutsche Bank AG FRN 0.868% 2/13/17	2,250,000	2,256,516
First Horizon National Corp. 5.375% 12/15/15	390,000	400,065
The Huntington National Bank FRN 0.681% 4/24/17	935,000	933,746

		3,590,327

Computers — 0.2%
Hewlett-Packard Co. 2.650% 6/01/16	800,000	814,955

Diversified Financial — 0.9%
Ford Motor Credit Co. LLC 12.000% 5/15/15	800,000	809,835
The Goldman Sachs Group, Inc. FRN 0.885% 6/04/17	1,875,000	1,874,771
The Goldman Sachs Group, Inc. FRN 1.071% 12/15/17	1,750,000	1,757,320

		4,441,926

Electric — 1.1%
NextEra Energy Capital Holdings, Inc. 1.200% 6/01/15	5,000,000	5,000,280

Holding Company – Diversified — 0.2%
MUFG Americas Holdings Corp. FRN 0.826% 2/09/18	1,130,000	1,131,559

Oil & Gas — 0.4%
Petrobras Global Finance BV FRN 2.631% 3/17/17	1,230,000	1,131,477
Transocean, Inc. 4.950% 11/15/15	670,000	681,725

		1,813,202

Pharmaceuticals — 0.8%
Actavis Funding SCS FRN 1.143% 9/01/16	1,750,000	1,754,200
Actavis Funding SCS FRN 1.348% 3/12/18	1,750,000	1,761,046

		3,515,246

Real Estate Investment Trusts (REITS) — 0.2%
DDR Corp. 9.625% 3/15/16	950,000	1,024,655

	Principal Amount	Value
Telecommunications — 0.1%
GTP Acquisition Partners I LLC (a) 4.347% 6/15/41	$520,000	$529,483

TOTAL CORPORATE DEBT (Cost $18,099,113)		23,265,591

MUNICIPAL OBLIGATIONS — 0.1%
Louisiana State Public Facilities Authority FRN 1.156% 4/26/27	341,376	342,489

TOTAL MUNICIPAL OBLIGATIONS (Cost $341,376)		342,489

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 42.8%
Auto Floor Plan ABS — 0.3%
Ally Master Owner Trust, Series 2015-2, Class A1 FRN 0.742% 1/15/21	1,200,000	1,200,052
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A FRN (a) 1.676% 10/20/20	330,000	330,014

		1,530,066

Automobile ABS — 15.1%
American Credit Acceptance Receivables Trust, Series 2014-2, Class A (a) 0.990% 10/10/17	172,107	172,044
American Credit Acceptance Receivables Trust, Series 2014-3, Class A (a) 0.990% 8/10/18	532,901	532,582
American Credit Acceptance Receivables Trust, Series 2014-1, Class A (a) 1.140% 3/12/18	317,252	317,380
American Credit Acceptance Receivables Trust, Series 2013-2, Class A (a) 1.320% 2/15/17	112,623	112,672
American Credit Acceptance Receivables Trust, Series 2014-4, Class A (a) 1.330% 7/10/18	1,414,738	1,415,097
American Credit Acceptance Receivables Trust, Series 2013-1, Class A (a) 1.450% 4/16/18	242,146	242,567

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American Credit Acceptance Receivables Trust, Series 2012-3, Class A (a) 1.640% 11/15/16	$14,565	$14,576
American Credit Acceptance Receivables Trust, Series 2012-3, Class C (a) 2.780% 9/17/18	700,000	703,872
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A2B FRN 0.495% 4/09/18	1,122,437	1,122,137
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class A2 0.570% 7/10/17	232,069	232,203
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A2B FRN 0.575% 4/09/18	1,400,000	1,399,009
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2 0.740% 11/08/16	52,269	52,272
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.340% 4/08/16	14,081	14,083
ARI Fleet Lease Trust, Series 2013-A, Class A2 (a) 0.700% 12/15/15	76,730	76,737
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.725% 3/15/20	104,499	104,528
Bank of The West Auto Trust, Series 2014-1, Class A4 (a) 1.650% 3/16/20	600,000	604,541
California Republic Auto Receivables Trust, Series 2014-3, Class A2 0.630% 6/15/17	936,690	936,604
California Republic Auto Receivables Trust, Series 2013-2, Class A2 1.230% 3/15/19	484,054	485,587
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	1,397,749	1,401,003
Capital Auto Receivables Asset Trust, Series 2014-3, Class A1 FRN 0.496% 2/21/17	965,000	964,239
Capital Auto Receivables Asset Trust, Series 2014-1, Class A1B FRN 0.526% 5/20/16	971,507	971,585
CarNow Auto Receivables Trust, Series 2014-1A, Class A (a) 0.960% 1/17/17	953,177	952,480
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	403,410	401,363
CFC LLC, Series 2014-1A, Class A (a) 1.460% 12/17/18	318,985	318,586

	Principal Amount	Value
CFC LLC, Series 2013-1A, Class A (a) 1.650% 7/17/17	$33,880	$33,902
CFC LLC, Series 2013-2A, Class A (a) 1.750% 11/15/17	277,057	277,545
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	839,298	837,670
Chesapeake Funding LLC, Series 2012-2A, Class A FRN (a) 0.625% 5/07/24	411,401	411,292
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.925% 11/07/23	220,381	220,482
Chesapeake Funding LLC, Series 2015-1A, Class B FRN (a) 1.122% 2/07/27	350,000	350,015
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	736,943	734,828
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	295,094	294,713
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	746,835	745,749
CPS Auto Trust, Series 2012-D, Class A (a) 1.480% 3/16/20	278,663	279,492
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	1,081,799	1,080,741
CPS Auto Trust, Series 2015-A, Class A (a) 1.530% 7/15/19	650,000	650,004
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	634,845	635,844
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	448,412	449,117
CPS Auto Trust, Series 2012-C, Class A (a) 1.820% 12/16/19	312,971	314,391
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	652,336	653,714
CPS Auto Trust, Series 2012-A, Class A (a) 2.780% 6/17/19	203,224	205,620
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	261,719	264,573
Credit Acceptance Auto Loan Trust, Series 2013-1A, Class A (a) 1.210% 10/15/20	1,185,000	1,186,080

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A (a) 1.500% 4/15/21	$250,000	$250,779
Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A (a) 1.520% 3/16/20	833,084	834,388
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	840,000	841,399
Drive Auto Receivables Trust, Series 2015-AA, Class A1 (a) 0.470% 3/15/16	2,800,000	2,800,118
Drive Auto Receivables Trust, Series 2015-AA, Class A2 (a) 1.010% 11/15/17	1,570,000	1,569,995
Drive Auto Receivables Trust, Series 2015-AA, Class A3 (a) 1.430% 7/16/18	720,000	720,024
DT Auto Owner Trust, Series 2014-1A, Class A (a) 0.660% 7/17/17	177,584	177,554
DT Auto Owner Trust, Series 2014-3A, Class A (a) 0.980% 4/16/18	440,561	440,231
DT Auto Owner Trust, Series 2015-1A, Class A (a) 1.060% 9/17/18	2,785,835	2,784,210
Enterprise Fleet Financing LLC, Series 2012-2, Class A2 (a) 0.720% 4/20/18	100,318	100,333
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 (a) 0.870% 9/20/19	685,234	685,262
Exeter Automobile Receivables Trust, Series 2014-2A, Class A (a) 1.060% 8/15/18	397,064	396,044
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (a) 1.290% 10/16/17	80,885	80,952
Exeter Automobile Receivables Trust, Series 2014-1A, Class A (a) 1.290% 5/15/18	369,880	370,594
Exeter Automobile Receivables Trust, Series 2012-2A, Class A (a) 1.300% 6/15/17	58,985	58,996
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (a) 1.320% 1/15/19	399,931	399,344
Exeter Automobile Receivables Trust, Series 2013-2A, Class A (a) 1.490% 11/15/17	249,791	250,285
Exeter Automobile Receivables Trust, Series 2015-1A, Class A (a) 1.600% 6/17/19	830,000	829,013

	Principal Amount	Value
Exeter Automobile Receivables Trust, Series 2012-2A, Class B (a) 2.220% 12/15/17	$1,200,000	$1,207,543
First Investors Auto Owner Trust, Series 2013-3A, Class A2 (a) 0.890% 9/15/17	362,215	362,292
First Investors Auto Owner Trust, Series 2013-1A, Class A2 (a) 0.900% 10/15/18	516,252	516,671
First Investors Auto Owner Trust, Series 2014-3A, Class A2 (a) 1.060% 11/15/18	1,860,000	1,858,221
First Investors Auto Owner Trust, Series 2013-2A, Class A2 (a) 1.230% 3/15/19	382,493	383,097
Flagship Credit Auto Trust, Series 2014-1, Class A (a) 1.210% 4/15/19	518,900	517,918
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	505,047	504,268
Flagship Credit Auto Trust, Series 2015-1, Class A (a) 1.630% 6/15/20	975,000	973,464
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	491,021	492,943
Navistar Financial Dealer Note Master Trust, Series 2014-1, Class A (a) 0.921% 10/25/19	2,700,000	2,700,008
Oscar US Funding Trust, Series 2014-1A, Class A2 (a) 1.000% 8/15/17	950,000	949,963
Oscar US Funding Trust II, Series 2015-1A, Class A1 (a) 0.480% 3/15/16	2,800,000	2,800,000
Prestige Auto Receivables Trust, Series 2015-1, Class A1 (a) 0.500% 4/15/16	2,900,000	2,900,122
Prestige Auto Receivables Trust, Series 2014-1A, Class A2 (a) 0.970% 3/15/18	283,768	283,748
Santander Drive Auto Receivables Trust, Series 2014-4, Class A2B FRN 0.495% 1/16/18	723,051	722,895
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B FRN 0.545% 6/15/17	169,358	169,364
Santander Drive Auto Receivables Trust, Series 2013-5, Class A2B FRN 0.555% 4/17/17	28,538	28,539
Santander Drive Auto Receivables Trust, Series 2014-5, Class A2B FRN 0.575% 4/16/18	1,600,000	1,600,067

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2015-1, Class A2B FRN 0.625% 7/16/18	$1,700,000	$1,700,071
Santander Drive Auto Receivables Trust, Series 2013-A, Class A3 (a) 1.020% 1/16/18	1,208,493	1,210,180
Santander Drive Auto Receivables Trust, Series 2013-2, Class B 1.330% 3/15/18	685,000	686,641
Santander Drive Auto Receivables Trust, Series 2013-5, Class B 1.550% 10/15/18	1,900,000	1,908,718
Santander Drive Auto Receivables Trust, Series 2012-4, Class B 1.830% 3/15/17	177,204	177,378
Santander Drive Auto Receivables Trust, Series 2012-4, Class C 2.940% 12/15/17	470,000	475,005
Santander Drive Auto Receivables Trust, Series 2012-3, Class C 3.010% 4/16/18	960,000	971,542
Tidewater Auto Receivables Trust, Series 2014-AA, Class A2 (a) 0.960% 7/15/17	608,872	608,722
Tidewater Auto Receivables Trust, Series 2012-AA, Class A3 (a) 1.990% 4/15/19	153,848	154,068
United Auto Credit Securitization Trust, Series 2014-1, Class A2 (a) 0.740% 6/15/16	558,872	558,862
United Auto Credit Securitization Trust, Series 2015-1, Class A (a) 1.160% 2/15/17	2,300,000	2,300,030
Westlake Automobile Receivables Trust, Series 2015-1A, Class A1 (a) 0.400% 3/15/16	2,250,000	2,250,095
Westlake Automobile Receivables Trust, Series 2014-1A, Class A2 (a) 0.700% 5/15/17	423,063	422,647
Westlake Automobile Receivables Trust, Series 2014-2A, Class A2 (a) 0.970% 10/16/17	400,000	399,915
Westlake Automobile Receivables Trust, Series 2013-1A, Class A2 (a) 1.120% 1/15/18	266,310	266,532
Westlake Automobile Receivables Trust, Series 2015-1A, Class A2 (a) 1.170% 3/15/18	1,100,000	1,099,990

		70,924,559

Commercial MBS — 1.9%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4 VRN 5.575% 6/10/49	800,000	852,335

	Principal Amount	Value
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4 VRN 5.179% 9/10/47	$1,122,046	$1,133,725
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM VRN 5.179% 9/10/47	833,138	850,764
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4 VRN 5.575% 4/12/38	512,486	525,850
Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A FRN (a) 0.975% 3/15/29	665,000	663,058
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	483,525	485,798
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	725,358	737,769
GS Mortgage Securities Trust, Series 2011-GC3, Class A2 (a) 3.645% 3/10/44	425,445	432,529
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM 4.780% 7/15/42	550,000	551,264
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	1,473,047	1,473,047
VFC LLC, Series 2014-2, Class A (Acquired 7/9/14, Cost $400,000) (a) (b) 2.750% 7/20/30	229,246	229,252
VFC LLC, Series 2015-3, Class A (Acquired 3/25/15, Cost $538,987) (a) (b) 2.750% 12/20/31	540,000	539,133
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	299,410	299,410

		8,773,934

Home Equity ABS — 0.8%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.444% 8/25/35	165,803	165,390
ACE Securities Corp., Series 2005-HE5, Class M2 FRN 0.664% 8/25/35	493,359	489,924
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.849% 2/25/35	82,378	81,650

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.634% 9/25/34	$83,564	$82,100
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.664% 12/25/35	203,212	202,880
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.464% 7/25/36	124,360	124,002
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.594% 5/25/36	419,223	410,437
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.604% 5/25/35	262,454	261,480
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.834% 10/25/35	22,691	22,695
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.954% 12/25/32	122,282	122,397
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.999% 6/25/35	555,997	536,767
Mastr Asset Backed Securities Trust, Series 2005-WMC1, Class M2 FRN 0.849% 3/25/35	157,914	156,669
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.913% 6/28/35	577,507	573,776
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1 FRN 0.624% 8/25/35	203,814	203,691
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.554% 8/25/35	193,445	191,573

		3,625,431

Other ABS — 13.6%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1 FRN (a) 0.375% 3/15/41	1,616,833	1,590,438
321 Henderson Receivables I LLC, Series 2006-2A, Class A1 FRN (a) 0.375% 6/15/41	1,776,687	1,734,499
321 Henderson Receivables LLC, Series 2006-3A, Class A1 FRN (a) 0.375% 9/15/41	436,244	424,098
321 Henderson Receivables LLC, Series 2006-4A, Class A1 FRN (a) 0.375% 12/15/41	839,934	822,707

	Principal Amount	Value
ALM XII Ltd., Series 2015-12A, Class X FRN (a) 1.199% 4/16/27	$1,135,000	$1,134,998
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	417,596	418,118
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.925% 12/15/42	1,563,463	1,571,475
Ascentium Equipment Receivables LLC, Series 2015-1A, Class A1 (a) 0.480% 3/10/16	1,700,000	1,700,992
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	719,188	719,043
Ascentium Equipment Receivables LLC, Series 2015-1A, Class A2 (a) 1.150% 7/10/17	1,690,000	1,690,820
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	435,000	434,686
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	216,243	216,108
CCG Receivables Truste, Series 2013-1, Class A2 (a) 1.050% 8/14/20	257,597	257,870
CIT Equipment Collateral, Series 2014-VT1, Class A2 (a) 0.860% 5/22/17	600,000	599,757
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.353% 8/18/21	4,510,579	4,485,770
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (a) 2.820% 3/15/21	248,160	248,157
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	530,000	530,088
Diamond Resorts Owner Trust, Series 2013-1, Class A (a) 1.950% 1/20/25	932,425	933,843
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	679,307	683,181
Direct Capital Funding IV LLC, Series 2013-1, Class A (a) 1.673% 12/20/17	75,236	75,304
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	1,700,600	1,780,143
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	733,333	727,591

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Drug Royalty Corp., Inc., Series 2014-1, Class A1 FRN (a) 3.081% 7/15/23	$767,710	$779,604
Dryden XI-Leveraged Loan CDO, Series 2006-11A, Class A1 FRN (a) 0.502% 4/12/20	528,341	524,229
Flatiron CLO Ltd., Series 2015-1A, Class X FRN (a) 1.295% 4/15/27	1,700,000	1,700,002
FNA Trust, Series 2014-1A, Class A (a) 1.296% 12/10/22	1,369,616	1,369,189
GE Dealer Floorplan Master Note Trust, Series 2014-1, Class A FRN 0.556% 7/20/19	750,000	750,016
Global Container Assets Ltd., Series 2015-1A, Class A1 (a) 2.100% 2/05/30	518,958	516,275
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	358,340	357,224
Global Container Assets Ltd., Series 2013-1A, Class A2 (a) 3.300% 11/05/28	950,000	941,874
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	567,536	567,448
Halcyon Loan Advisors Funding Ltd., Series 2015-1A, Class X FRN (c) 1.000% 4/20/27	2,225,000	2,225,000
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	37,216	37,472
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.422% 6/02/17	475,000	482,319
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	394,410	391,305
Icon Brand Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	313,249	313,819
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A FRN (a) 0.485% 5/01/22	686,943	683,302
LEAF II Receivables Funding LLC, Series 2013-1, Class A2 (a) 0.880% 11/15/15	204,290	204,290
Macquarie Equipment Funding Trust, Series 2014-A, Class A2 (a) 0.800% 11/21/16	500,000	499,117
Macquarie Equipment Funding Trust, Series 2012-A, Class B (a) 1.740% 10/22/18	1,100,000	1,107,176

	Principal Amount	Value
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (a) 4.809% 7/20/31	$681,248	$682,496
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.119% 4/25/35	824,794	815,808
Nations Equipment Finance Funding I LLC, Series 2013-1A, Class A (a) 1.697% 11/20/16	62,986	63,043
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	330,057	329,992
Navitas Equipment Receivables LLC, Series 2015-1, Class A1 (a) 0.550% 4/15/16	2,900,000	2,900,122
Navitas Equipment Receivables LLC, Series 2013-1, Class A (a) 1.950% 11/15/16	526,237	526,361
New York City Tax Lien, Series 2014-A, Class A (a) 1.030% 11/10/27	248,547	248,475
New York City Tax Lien, Series 2013-A, Class A (a) 1.190% 11/10/26	28,418	28,399
Octagon Loan Funding Ltd., Series 2014-1A, Class X FRN (a) 1.256% 11/18/26	890,000	889,857
OneMain Financial Issuance Trust, Series 2014-1A, Class A (a) 2.430% 6/18/24	320,000	320,483
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	240,000	240,929
PFS Financing Corp., Series 2013-AA, Class A FRN (a) 0.725% 2/15/18	2,545,000	2,542,644
PFS Financing Corp., Series 2014-AA, Class A FRN (a) 0.775% 2/15/19	1,900,000	1,898,048
PFS Financing Corp., Series 2014-BA, Class A FRN (a) 0.775% 10/15/19	1,100,000	1,099,491
RAAC, Series 2006-RP2, Class A FRN (a) 0.424% 2/25/37	431,314	427,998
RAAC, Series 2005-RP2, Class M1 FRN (a) 0.824% 6/25/35	320,242	319,911
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	897,951	909,002

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2011-2A, Class A (a) 3.260% 5/20/28	$342,140	$346,869
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A (a) 1.590% 11/20/29	272,324	270,476
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	583,521	616,915
Springleaf Funding Trust, Series 2013-AA, Class A (a) 2.580% 9/15/21	344,708	344,729
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	849,183	846,364
SVO VOI Mortgage LLC, Series 2010-AA, Class A (a) 3.650% 7/20/27	564,305	577,333
TAL Advantage LLC, Series 2006-1A FRN (a) 0.366% 4/20/21	552,500	551,565
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	999,082	992,687
TAL Advantage LLC, Series 2010-1A, Class A (a) 3.250% 7/21/25	1,440,000	1,463,860
TICP CLO III Ltd., Series 2014-3A, Class X FRN (a) 1.235% 1/20/27	575,000	575,005
Trade MAPS 1 Ltd., Series 2013-1A, Class A FRN (a) 0.875% 12/10/18	1,870,000	1,868,940
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.575% 10/15/15	1,464,000	1,464,530
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.675% 7/15/41	590,390	607,757
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	562,276	590,062
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	610,748	607,140
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	843,989	843,761
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	890,445	894,921

		63,935,320

	Principal Amount	Value
Student Loans ABS — 11.0%
Academic Loan Funding Trust, Series 2013-1A, Class A FRN (a) 0.974% 12/26/44	$3,775,522	$3,780,490
Access Group, Inc., Series 2007-1, Class A2 FRN 0.286% 4/25/17	599,891	599,556
Access Group, Inc., Series 2006-1, Class A2 FRN 0.372% 8/25/23	901,125	896,108
Access Group, Inc., Series 2007-A, Class A2 FRN 0.392% 8/25/26	47,503	47,407
Access Group, Inc., Series 2005-2, Class A3 FRN 0.442% 11/22/24	264,141	262,783
Access Group, Inc., Series 2005-A, Class A2 FRN 0.476% 4/27/26	164,174	164,127
Access Group, Inc., Series 2005-B, Class A2 FRN 0.486% 7/25/22	243,200	242,441
Access Group, Inc., Series 2004-A, Class A2 FRN 0.516% 4/25/29	352,801	350,656
Access Group, Inc., Series 2003-A, Class A3 FRN 1.225% 7/01/38	311,509	283,046
Access Group, Inc., Series 2008-1, Class A FRN 1.556% 10/27/25	2,322,861	2,341,969
ALG Student Loan Trust I, Series 2006-1A, Class A2 FRN (a) 0.356% 4/28/20	322,078	321,909
Brazos Higher Education Authority, Series 2005-2, Class A10 FRN 0.387% 12/26/19	490,030	488,879
CIT Education Loan Trust, Series 2005-1, Class A3 FRN 0.391% 3/15/26	2,406,176	2,393,140
College Loan Corp. Trust, Series 2005-1, Class A4 FRN 0.406% 4/25/27	3,075,000	3,044,359
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3 FRN 0.483% 9/28/26	667,200	665,697
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.672% 6/15/43	1,300,000	1,299,506
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.673% 6/15/43	400,000	395,720

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.675% 6/15/43	$800,000	$793,224
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.902% 6/15/43	100,000	95,365
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.332% 5/25/23	180,558	179,491
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.362% 8/25/25	532,582	531,998
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1 FRN 0.922% 12/01/31	760,000	761,505
KeyCorp Student Loan Trust, Series 2006-A, Class 2A3 FRN 0.459% 6/27/29	777,257	773,450
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.556% 10/28/41	1,817,510	1,811,551
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4 FRN 0.579% 9/27/35	1,960,000	1,883,838
KeyCorp Student Loan Trust, Series 2000-A, Class A2 FRN 0.582% 5/25/29	1,244,036	1,167,462
National Collegiate Student Loan Trust, Series 2007-1, Class A2 FRN 0.304% 11/27/28	565,258	559,666
National Collegiate Student Loan Trust, Series 2006-3, Class A3 FRN 0.324% 10/25/27	969,005	954,565
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.364% 2/25/28	815,368	813,225
National Collegiate Student Loan Trust, Series 2004-1, Class A2 FRN 0.527% 6/25/27	838,868	832,617
Navient Private Education Loan Trust, Series 2014-AA, Class A1 FRN (a) 0.655% 5/16/22	1,196,082	1,195,727
Navient Private Education Loan Trust, Series 2015-AA, Class A1 FRN (a) 0.675% 12/15/21	1,735,587	1,734,328
Navient Private Education Loan Trust, Series 2015-AA, Class A2B FRN (a) 1.360% 12/15/28	900,000	900,986
Nelnet Student Loan Trust, Series 2006-3, Class B FRN 0.517% 6/25/41	616,981	551,251

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2014-6A, Class A FRN (a) 0.824% 11/25/47	$571,335	$568,154
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.974% 4/25/46	200,248	201,320
Nelnet Student Loan Trust, Series 2014-2A, Class B FRN (a) 1.674% 6/25/41	375,000	343,001
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.472% 5/28/26	182,375	182,258
Pennsylvania Higher Education Assistance Agency, Series 2004-1, Class A2 FRN 1.621% 4/25/44	600,000	596,444
Pennsylvania Higher Education Assistance Agency, Series 2004 A-1, Class B-1 FRN 1.673% 4/25/44	350,000	341,361
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.423% 7/15/36	2,017,088	2,004,702
SLM Student Loan Trust, Series 2005-1, Class A2 FRN 0.336% 4/27/20	47,663	47,488
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.451% 3/15/19	124,359	124,327
SLM Student Loan Trust, Series 2006-2, Class B FRN 0.476% 1/25/41	637,184	553,544
SLM Student Loan Trust, Series 2002-4, Class B FRN 0.631% 12/15/23	517,382	513,035
SLM Student Loan Trust, Series 2002-5, Class B FRN 0.701% 9/16/24	1,420,000	1,400,359
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.756% 10/25/17	97,806	97,914
SLM Student Loan Trust, Series 2014-A, Class A1 FRN (a) 0.775% 7/15/22	1,340,937	1,341,025
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.921% 12/15/38	746,149	689,608
SLM Student Loan Trust, Series 2012-E, Class A1 FRN (a) 0.925% 10/16/23	273,845	274,373
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 0.950% 6/17/30	550,000	550,000

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 0.950% 6/17/30	$700,000	$700,000
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.275% 12/15/21	1,120,855	1,123,149
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.275% 8/15/23	217,693	218,606
SLM Student Loan Trust, Series 2008-4, Class A2 FRN 1.306% 7/25/16	12,331	12,342
SLM Student Loan Trust, Series 2005-6, Class A5B FRN 1.456% 7/27/26	1,063,206	1,082,062
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.575% 8/15/25	253,777	255,991
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 2.640% 9/15/28	750,000	750,000
SMB Private Education Loan Trust, Series 2014-A, Class A1 FRN (a) 0.675% 9/15/21	1,113,552	1,112,768
Social Professional Loan Program LLC, Series 2015-A, Class A1 FRN (a) 1.419% 3/25/33	652,429	653,151
Social Professional Loan Program LLC, Series 2014-B, Class A1 FRN (a) 1.423% 8/25/32	1,343,738	1,332,863
Social Professional Loan Program LLC, Series 2014-A, Class A1 FRN (a) 1.774% 6/25/25	943,784	954,224
South Carolina Student Loan Corp., Series 2005-1, Class A2 FRN 0.382% 12/01/20	251,274	249,927

		51,392,038

WL Collateral CMO — 0.1%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1 FRN (a) 0.873% 3/25/45	627,470	594,246

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.423% 11/25/37	185,977	184,396

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $200,776,798)		200,959,990

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.3%
Pass-Through Securities — 0.3%
Federal Home Loan Mortgage Corp., Pool #1Q0239 FRN 2.416% 3/01/37	$1,259,397	$1,346,965
Government National Mortgage Association II, Pool #82462 FRN 3.500% 1/20/40	306,599	319,280

		1,666,245

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,608,878)		1,666,245

U.S. TREASURY OBLIGATIONS — 94.7%
U.S. Treasury Bonds & Notes — 94.7%
U.S. Treasury Inflation Index (d) (e) 0.125% 4/15/17	21,868,588	22,258,111
U.S. Treasury Inflation Index (d) 0.125% 4/15/18	24,328,750	24,819,120
U.S. Treasury Inflation Index (d) 0.125% 4/15/19	29,292,762	29,835,147
U.S. Treasury Inflation Index (d) 0.125% 1/15/22	19,219,105	19,376,760
U.S. Treasury Inflation Index (d) 0.125% 7/15/22	20,140,759	20,348,450
U.S. Treasury Inflation Index (d) 0.125% 1/15/23	19,371,995	19,455,236
U.S. Treasury Inflation Index (d) 0.125% 7/15/24	19,530,496	19,522,860
U.S. Treasury Inflation Index (d) 0.250% 1/15/25	13,322,610	13,414,203
U.S. Treasury Inflation Index (d) 0.375% 7/15/23	19,887,120	20,392,074
U.S. Treasury Inflation Index (d) 0.625% 7/15/21	18,071,293	18,939,565
U.S. Treasury Inflation Index (d) 0.625% 1/15/24	19,830,037	20,654,213
U.S. Treasury Inflation Index (d) 0.625% 2/15/43	6,089,853	5,966,631
U.S. Treasury Inflation Index (d) 0.750% 2/15/42	8,663,435	8,760,899
U.S. Treasury Inflation Index (d) 0.750% 2/15/45	4,069,742	4,138,419
U.S. Treasury Inflation Index (d) 1.125% 1/15/21	17,491,836	18,776,402
U.S. Treasury Inflation Index (d) 1.250% 7/15/20	15,519,519	16,822,910
U.S. Treasury Inflation Index (d) 1.375% 7/15/18	7,582,230	8,114,169

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (d) 1.375% 1/15/20	$8,636,471	$9,340,205
U.S. Treasury Inflation Index (d) 1.375% 2/15/44	11,117,479	13,067,385
U.S. Treasury Inflation Index (d) 1.625% 1/15/18	7,542,402	8,035,012
U.S. Treasury Inflation Index (d) 1.750% 1/15/28	7,252,310	8,488,038
U.S. Treasury Inflation Index (d) 1.875% 7/15/19	6,699,686	7,386,404
U.S. Treasury Inflation Index (d) 2.000% 1/15/26	9,303,672	11,025,577
U.S. Treasury Inflation Index (d) 2.125% 1/15/19	5,443,500	5,992,526
U.S. Treasury Inflation Index (d) 2.125% 2/15/40	4,001,328	5,342,085
U.S. Treasury Inflation Index (d) 2.125% 2/15/41	5,123,328	6,905,688
U.S. Treasury Inflation Index (d) 2.375% 1/15/17	9,504,374	10,069,437
U.S. Treasury Inflation Index (d) 2.375% 1/15/25	12,840,614	15,563,222
U.S. Treasury Inflation Index (d) 2.375% 1/15/27	7,551,341	9,316,467
U.S. Treasury Inflation Index (d) 2.500% 1/15/29	6,336,234	8,093,550
U.S. Treasury Inflation Index (d) (e) (f) 2.625% 7/15/17	7,054,326	7,658,903
U.S. Treasury Inflation Index (d) 3.375% 4/15/32	5,702,004	8,364,572
U.S. Treasury Inflation Index (d) 3.625% 4/15/28	5,809,624	8,194,294
U.S. Treasury Inflation Index (d) 3.875% 4/15/29	6,760,897	9,929,540

		444,368,074

TOTAL U.S. TREASURY OBLIGATIONS (Cost $433,725,780)		444,368,074

TOTAL BONDS & NOTES (Cost $654,551,945)		670,602,389

	Notional Amount
PURCHASED OPTIONS — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
3-Month USD LIBOR BBA 10 Year Swaption, Call, Expires 4/25/16, Strike 1.90 (OTC — Credit Suisse International); Underlying swap terminates 4/27/26	$15,435,000	247,769

		Value
TOTAL PURCHASED OPTIONS (Cost $250,609)		$247,769

TOTAL LONG-TERM INVESTMENTS (Cost $654,802,554)		670,850,158

	Principal Amount
SHORT-TERM INVESTMENTS — 36.2%
Commercial Paper — 34.6%
Ameren Corp. 0.480% 4/01/15	$6,500,000	6,500,000
Anadarko Petro Corp. (a) 0.660% 4/14/15	7,000,000	6,998,332
Baxter International, Inc. (a) 0.630% 4/15/15	7,000,000	6,998,284
Bell Canada (a) 0.700% 6/25/15	7,000,000	6,988,431
Carnival Corp. (a) 0.010% 4/14/15	7,000,000	6,998,231
Centrica PLC (a) 0.690% 4/15/15	7,000,000	6,998,122
Dentsply International, Inc. (a) 0.500% 5/20/15	7,000,000	6,995,236
Duke Energy Corp. (a) 0.630% 7/08/15	5,500,000	5,490,567
Ecolab, Inc. (a) 0.650% 4/16/15	7,000,000	6,998,104
Enbridge, Inc. (a) 0.640% 4/16/15	7,000,000	6,998,133
EnCana Corp. (a) 0.600% 4/24/15	7,000,000	6,997,317
FMC Corp. (a) 0.530% 4/08/15	7,000,000	6,999,279
FMC Technologies, Inc. (a) 0.550% 4/27/15	7,000,000	6,997,219
Glencore Funding LLC (a) 0.630% 5/11/15	7,000,000	6,995,100
Holcim US Finance SARL & Cie (a) 0.010% 4/07/15	7,000,000	6,999,358
Hyundai Capital America (a) 0.010% 4/21/15	7,000,000	6,998,056
Ingerosoll-Rand (a) 0.610% 4/17/15	7,000,000	6,998,102
National Grid USA (a) 0.500% 5/07/15	7,000,000	6,996,500
ONEOK Partners LP (a) 0.700% 4/06/15	4,000,000	3,999,611
Pall Corp. (a) 0.650% 4/13/15	7,000,000	6,998,483
Pentair Finance (a) 0.742% 6/10/15	7,000,000	6,990,064
Sabmiller Holdings, Inc. 0.450% 4/07/15	7,000,000	6,999,475

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tate & Lyle International Finance PLC (a) 0.520% 4/23/15	$3,000,000	$2,999,047
Tate & Lyle International Finance PLC (a) 0.550% 5/06/15	4,000,000	3,997,861
Vodafone Group PLC (a) 0.500% 4/10/15	1,000,000	999,875
Vodafone Group PLC (a) 0.570% 6/01/15	5,500,000	5,494,688

		162,423,475

Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (g)	7,317,472	7,317,472

TOTAL SHORT-TERM INVESTMENTS (Cost $169,740,947)		169,740,947

TOTAL INVESTMENTS — 179.2% (Cost $824,543,501) (h)		840,591,105

Other Assets/(Liabilities) — (79.2)%		(371,403,298)

NET ASSETS — 100.0%		$469,187,807

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
OTC	Over-the-counter
PAC	Planned Amortization Class
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $290,936,542 or 62.01% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At March 31, 2015, these securities amounted to a value of $768,385 or 0.16% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(e)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	Maturity value of $7,317,474. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/25/38, and an aggregate market value, including accrued interest, of $7,463,857.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.4%

PREFERRED STOCK — 0.4%
Consumer, Non-cyclical — 0.1%
Pharmaceuticals — 0.1%
Actavis PLC 5.500%	1,410	$1,426,920

Energy — 0.1%
Oil & Gas — 0.1%
Southwestern Energy Co. 6.250%	30,950	1,559,571

Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%	95,000	2,467,150

TOTAL PREFERRED STOCK (Cost $5,332,500)		5,453,641

TOTAL EQUITIES (Cost $5,332,500)		5,453,641

	Principal Amount
BONDS & NOTES — 98.3%

CORPORATE DEBT — 46.2%
Advertising — 0.1%
WPP Finance 2010 4.750% 11/21/21	$763,000	859,521
WPP Finance 2010 5.625% 11/15/43	1,205,000	1,420,037

		2,279,558

Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	670,000	777,416
Exelis, Inc. 4.250% 10/01/16	1,790,000	1,845,583
L-3 Communications Corp. 4.750% 7/15/20	100,000	109,009
United Technologies Corp. 6.125% 7/15/38	350,000	465,904

		3,197,912

Agriculture — 0.2%
Altria Group, Inc. 2.850% 8/09/22	1,000,000	994,124
Altria Group, Inc. 4.250% 8/09/42	515,000	520,116
Altria Group, Inc. 9.700% 11/10/18	112,000	141,212
Altria Group, Inc. 9.950% 11/10/38	170,000	295,033

	Principal Amount	Value
Bunge Ltd. Finance Corp. 3.200% 6/15/17	$1,200,000	$1,236,796
Philip Morris International, Inc. 6.375% 5/16/38	160,000	212,048

		3,399,329

Airlines — 0.4%
American Airlines Pass Through Trust, Series 2014-1, Class A 3.700% 4/01/28	635,000	657,225
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	275,000	284,625
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A (a) 4.200% 9/15/28	4,040,000	4,100,600
United Air Lines, Inc. (b) 10.110% 2/19/49	94,728	37,181
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	810,000	854,550

		5,934,181

Auto Manufacturers — 0.4%
Daimler Finance NA LLC (a) 2.625% 9/15/16	900,000	919,781
General Motors Co. 5.200% 4/01/45	1,575,000	1,709,404
Hyundai Capital America (a) 1.450% 2/06/17	1,895,000	1,897,096
Hyundai Capital America (a) 2.550% 2/06/19	1,045,000	1,062,773

		5,589,054

Automotive & Parts — 0.1%
Lear Corp. 4.750% 1/15/23	440,000	442,200
TRW Automotive, Inc. (a) 7.250% 3/15/17	820,000	896,875

		1,339,075

Banks — 3.4%
Associated Banc-Corp. 2.750% 11/15/19	2,805,000	2,840,725
Associated Banc-Corp. 4.250% 1/15/25	4,455,000	4,517,637
Associated Banc-Corp. 5.125% 3/28/16	1,400,000	1,450,308
Bank of America Corp. 3.625% 3/17/16	925,000	947,540
Bank of America Corp. 4.000% 4/01/24	2,285,000	2,430,591
Bank of America Corp. 4.500% 4/01/15	700,000	700,000

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of America Corp. 5.650% 5/01/18	$1,230,000	$1,364,400
Bank of America Corp. 5.750% 12/01/17	780,000	858,273
Bank of America Corp. 5.875% 2/07/42	470,000	597,906
Barclays PLC 4.375% 9/11/24	1,385,000	1,400,833
Credit Suisse AG 5.400% 1/14/20	1,410,000	1,589,311
Deutsche Bank AG 1.400% 2/13/17	1,350,000	1,351,141
Deutsche Bank AG 2.500% 2/13/19	2,130,000	2,162,082
Discover Bank 2.000% 2/21/18	1,385,000	1,386,576
Export-Import Bank of Korea 1.750% 2/27/18	505,000	504,589
Export-Import Bank of Korea 4.000% 1/11/17	650,000	680,590
First Horizon National Corp. 5.375% 12/15/15	9,870,000	10,124,705
FirstMerit Corp. 4.350% 2/04/23	460,000	487,729
ICICI Bank Ltd. (a) 4.700% 2/21/18	1,250,000	1,326,188
ICICI Bank Ltd. (a) 4.750% 11/25/16	1,276,000	1,333,261
JP Morgan Chase & Co. 3.875% 9/10/24	1,420,000	1,456,764
JP Morgan Chase & Co. 6.000% 1/15/18	275,000	307,597
MUFG Union Bank NA 2.625% 9/26/18	500,000	514,024
Regions Financial Corp. 7.500% 5/15/18	765,000	889,184
Skandinaviska Enskilda Banken AB (a) 2.375% 3/25/19	680,000	690,472
State Street Corp. 3.300% 12/16/24	2,300,000	2,391,184
SVB Financial Group 3.500% 1/29/25	3,515,000	3,492,001
SVB Financial Group 5.375% 9/15/20	475,000	540,577
Valley National Bancorp 5.125% 9/27/23	1,530,000	1,672,314
Wachovia Bank NA 6.600% 1/15/38	325,000	459,508
Wells Fargo & Co. 4.600% 4/01/21	210,000	235,720

		50,703,730

	Principal Amount	Value
Beverages — 0.1%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	$125,000	$173,500
Pernod Ricard SA (a) 2.950% 1/15/17	1,400,000	1,439,987

		1,613,487

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	950,000	1,094,172

Building Materials — 0.8%
CRH America, Inc. 8.125% 7/15/18	1,195,000	1,423,177
Lafarge SA 6.500% 7/15/16	1,185,000	1,253,138
Martin Marietta Material, Inc. FRN 1.373% 6/30/17	1,365,000	1,357,453
Masco Corp. 4.450% 4/01/25	3,745,000	3,866,712
Masco Corp. 4.800% 6/15/15	1,875,000	1,890,129
Owens Corning, Inc. 4.200% 12/01/24	1,245,000	1,283,922
Owens Corning, Inc. 9.000% 6/15/19	590,000	713,363

		11,787,894

Chemicals — 1.9%
Ashland, Inc. 4.750% 8/15/22	9,620,000	9,764,300
Ashland, Inc. 6.875% 5/15/43	2,977,000	3,215,160
Cabot Corp. 5.000% 10/01/16	2,215,000	2,339,481
Cytec Industries, Inc. 3.500% 4/01/23	380,000	383,111
Cytec Industries, Inc. 8.950% 7/01/17	125,000	141,753
The Dow Chemical Co. 8.550% 5/15/19	250,000	313,004
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	115,000	131,064
Ecolab, Inc. 4.350% 12/08/21	375,000	413,216
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	640,000	719,414
Incitec Pivot Ltd. (a) 4.000% 12/07/15	2,377,000	2,421,564
Methanex Corp. 5.250% 3/01/22	350,000	379,238
Rockwood Specialties Group, Inc. 4.625% 10/15/20	4,115,000	4,284,744
RPM International, Inc. 3.450% 11/15/22	1,425,000	1,419,371

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RPM International, Inc. 6.125% 10/15/19	$550,000	$628,614
RPM International, Inc. 6.500% 2/15/18	1,390,000	1,553,271
Valspar Corp. 7.250% 6/15/19	315,000	369,875

		28,477,180

Commercial Services — 0.9%
The ADT Corp. 2.250% 7/15/17	1,770,000	1,756,725
Brambles USA, Inc. (a) 3.950% 4/01/15	1,010,000	1,010,000
Cardtronics, Inc., Convertible 1.000% 12/01/20	1,250,000	1,236,719
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	59,000	59,295
ERAC USA Finance LLC (a) 2.800% 11/01/18	395,000	406,434
ERAC USA Finance LLC (a) 6.700% 6/01/34	125,000	160,551
Leidos Holdings, Inc. 4.450% 12/01/20	4,055,000	4,036,420
The Western Union Co. 5.930% 10/01/16	4,020,000	4,286,956

		12,953,100

Computers — 0.4%
Apple, Inc. 1.000% 5/03/18	1,960,000	1,948,563
Electronic Data Systems LLC 7.450% 10/15/29	300,000	379,943
Hewlett-Packard Co. 5.500% 3/01/18	750,000	830,740
SanDisk Corp., Convertible 0.500% 10/15/20	2,513,000	2,522,424

		5,681,670

Cosmetics & Personal Care — 0.1%
Avon Products, Inc. 5.750% 3/15/23	360,000	316,080
Avon Products, Inc. 6.500% 3/01/19	790,000	786,050
The Procter & Gamble Co. 5.800% 8/15/34	175,000	236,960

		1,339,090

Distribution & Wholesale — 0.2%
Arrow Electronics, Inc. 4.500% 3/01/23	660,000	690,916
Ingram Micro, Inc. 4.950% 12/15/24	3,045,000	3,154,331

		3,845,247

	Principal Amount	Value
Diversified Financial — 5.4%
AerCap Ireland Capital Ltd. (a) 4.500% 5/15/21	$4,735,000	$4,894,806
Affiliated Managers Group, Inc. 3.500% 8/01/25	2,080,000	2,077,412
Affiliated Managers Group, Inc. 4.250% 2/15/24	1,322,000	1,411,536
Air Lease Corp. 3.375% 1/15/19	2,270,000	2,315,400
Air Lease Corp. 3.875% 4/01/21	1,630,000	1,678,900
Air Lease Corp. 5.625% 4/01/17	535,000	571,781
American Express Co. VRN 6.800% 9/01/66	185,000	194,287
American Express Co. 8.125% 5/20/19	810,000	1,001,444
Ares Finance Co. LLC (a) 4.000% 10/08/24	2,080,000	2,045,936
BlackRock, Inc. 5.000% 12/10/19	580,000	660,049
Citigroup, Inc. 3.875% 3/26/25	11,975,000	12,019,978
Citigroup, Inc. 4.750% 5/19/15	1,590,000	1,598,599
Citigroup, Inc. 5.375% 8/09/20	1,100,000	1,258,556
Citigroup, Inc. 5.875% 5/29/37	490,000	609,093
Citigroup, Inc. 5.875% 1/30/42	475,000	606,026
Citigroup, Inc. 6.125% 11/21/17	745,000	827,760
Citigroup, Inc. 8.500% 5/22/19	486,000	605,254
Eaton Vance Corp. 3.625% 6/15/23	567,000	587,156
Eaton Vance Corp. 6.500% 10/02/17	168,000	187,468
Ford Motor Credit Co. LLC 12.000% 5/15/15	2,000,000	2,024,586
General Electric Capital Corp. 5.500% 1/08/20	115,000	133,159
General Electric Capital Corp. 6.875% 1/10/39	1,040,000	1,496,069
The Goldman Sachs Group, Inc. 3.300% 5/03/15	900,000	901,524
The Goldman Sachs Group, Inc. 3.625% 2/07/16	380,000	388,131
The Goldman Sachs Group, Inc. 5.375% 3/15/20	950,000	1,078,018
The Goldman Sachs Group, Inc. 5.625% 1/15/17	975,000	1,045,475

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc. 5.750% 1/24/22	$950,000	$1,108,990
The Goldman Sachs Group, Inc. 6.125% 2/15/33	335,000	427,289
The Goldman Sachs Group, Inc. 6.150% 4/01/18	150,000	168,636
The Goldman Sachs Group, Inc. 6.345% 2/15/34	335,000	417,479
The Goldman Sachs Group, Inc. 6.750% 10/01/37	345,000	453,003
Hyundai Capital America (a) 1.625% 10/02/15	680,000	682,992
Hyundai Capital America (a) 2.875% 8/09/18	800,000	824,241
Hyundai Capital America (a) 4.000% 6/08/17	1,120,000	1,175,923
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	6,450,000	6,498,375
International Lease Finance Corp. 3.875% 4/15/18	1,515,000	1,537,725
International Lease Finance Corp. 5.750% 5/15/16	4,742,000	4,929,309
International Lease Finance Corp. 8.750% 3/15/17	675,000	745,875
Janus Capital Group, Inc. 6.700% 6/15/17	2,375,000	2,610,785
JP Morgan Chase & Co. 4.500% 1/24/22	950,000	1,050,073
JP Morgan Chase & Co. 4.950% 3/25/20	1,655,000	1,862,170
JP Morgan Chase & Co. 5.600% 7/15/41	1,125,000	1,376,499
Lazard Group LLC 4.250% 11/14/20	2,985,000	3,190,156
Lazard Group LLC 6.850% 6/15/17	245,000	272,186
Legg Mason, Inc. 5.625% 1/15/44	1,015,000	1,202,148
Leighton Finance USA Pty Ltd. (a) 5.950% 11/13/22	685,000	747,434
Merrill Lynch & Co., Inc. 7.750% 5/14/38	400,000	576,028
Morgan Stanley 3.800% 4/29/16	600,000	617,347
Morgan Stanley 4.000% 7/24/15	950,000	959,609
Morgan Stanley 4.350% 9/08/26	840,000	880,542
Morgan Stanley 5.450% 1/09/17	330,000	353,012
Morgan Stanley 5.750% 1/25/21	625,000	729,583

	Principal Amount	Value
Morgan Stanley 6.625% 4/01/18	$1,000,000	$1,137,352
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	155,000	200,823
Stifel Financial Corp. 4.250% 7/18/24	895,000	913,612

		79,867,599

Electric — 1.9%
Berkshire Hathaway Energy 5.950% 5/15/37	1,100,000	1,399,869
CMS Energy Corp. 5.050% 2/15/18	1,250,000	1,368,203
Commonwealth Edison Co. 3.700% 3/01/45	2,000,000	2,029,644
Entergy Louisiana LLC 4.950% 1/15/45	1,005,000	1,042,860
Florida Power & Light Co. 4.950% 6/01/35	630,000	752,291
Kansas Gas & Electric Co. 5.647% 3/29/21	184,836	186,684
LG&E and KU Energy LLC 4.375% 10/01/21	1,100,000	1,214,095
Metropolitan Edison Co. (a) 4.000% 4/15/25	1,345,000	1,404,988
National Fuel Gas Co. 3.750% 3/01/23	710,000	710,978
Nevada Power Co. Series N 6.650% 4/01/36	550,000	776,980
Niagara Mohawk Power Corp. (a) 2.721% 11/28/22	1,070,000	1,069,770
NiSource Finance Corp. 4.800% 2/15/44	1,135,000	1,275,986
NiSource Finance Corp. 5.800% 2/01/42	950,000	1,208,781
Oncor Electric Delivery Co. 6.800% 9/01/18	60,000	70,065
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	755,358
Pacific Gas & Electric Co. 5.800% 3/01/37	543,000	689,478
Pennsylvania Electric Co. (a) 4.150% 4/15/25	1,860,000	1,913,218
PPL Capital Funding, Inc. 1.900% 6/01/18	320,000	320,937
PPL Capital Funding, Inc. 5.000% 3/15/44	1,180,000	1,395,181
Progress Energy, Inc. 7.000% 10/30/31	485,000	655,846
Puget Energy, Inc. 6.500% 12/15/20	1,580,000	1,899,395
Southern California Edison Co. 5.950% 2/01/38	545,000	730,952

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State Grid Overseas Investment Ltd. (a) 1.750% 5/22/18	$1,170,000	$1,157,350
Transelec SA (a) 4.625% 7/26/23	1,075,000	1,135,437
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	133,051	141,332
Tri-State Generation & Transmission Association, Series 2003, Class B (a) 7.144% 7/31/33	480,000	625,766
Union Electric Co. 6.700% 2/01/19	505,000	596,173
Virginia Electric and Power Co. 6.350% 11/30/37	640,000	899,980
Wisconsin Public Service Corp. 5.650% 11/01/17	380,000	411,532

		27,839,129

Electronics — 0.4%
Amphenol Corp. 2.550% 1/30/19	1,320,000	1,344,227
Amphenol Corp. 4.000% 2/01/22	475,000	505,779
Arrow Electronics, Inc. 3.500% 4/01/22	1,680,000	1,683,935
Arrow Electronics, Inc. 6.000% 4/01/20	725,000	826,307
Avnet, Inc. 4.875% 12/01/22	653,000	702,384
Jabil Circuit, Inc. 8.250% 3/15/18	605,000	700,288
Tech Data Corp. 3.750% 9/21/17	885,000	911,892

		6,674,812

Engineering & Construction — 0.1%
BAA Funding Ltd. (a) 2.500% 6/25/17	1,135,000	1,138,825

Environmental Controls — 0.3%
Republic Services, Inc. 3.200% 3/15/25	3,345,000	3,359,343
Republic Services, Inc. 3.800% 5/15/18	595,000	630,831
Republic Services, Inc. 5.250% 11/15/21	100,000	114,846

		4,105,020

Foods — 1.0%
ConAgra Foods, Inc. 4.950% 8/15/20	600,000	661,711
ConAgra Foods, Inc. 6.625% 8/15/39	350,000	441,825
ConAgra Foods, Inc. 7.000% 4/15/19	364,000	425,560

	Principal Amount	Value
Delhaize America, Inc. 9.000% 4/15/31	$855,000	$1,171,794
General Mills, Inc. 5.400% 6/15/40	70,000	83,118
JBS Investments GmbH (a) 7.750% 10/28/20	1,609,000	1,701,518
The JM Smucker Co. (a) 3.000% 3/15/22	1,235,000	1,253,542
The JM Smucker Co. (a) 4.250% 3/15/35	2,955,000	3,060,632
Kraft Foods, Inc. 4.125% 2/09/16	1,100,000	1,129,649
Kraft Foods, Inc. 6.500% 2/09/40	260,000	356,729
Tyson Foods, Inc. 2.650% 8/15/19	430,000	440,298
Tyson Foods, Inc. 3.950% 8/15/24	895,000	945,553
Tyson Foods, Inc. 4.875% 8/15/34	660,000	744,064
Tyson Foods, Inc. 6.600% 4/01/16	2,300,000	2,426,284
WM Wrigley Jr. Co. (a) 2.400% 10/21/18	475,000	483,512

		15,325,789

Forest Products & Paper — 0.3%
Domtar Corp. 9.500% 8/01/16	160,000	175,027
Domtar Corp. 10.750% 6/01/17	245,000	287,173
International Paper Co. 4.750% 2/15/22	425,000	469,842
International Paper Co. 7.300% 11/15/39	765,000	1,020,651
International Paper Co. 9.375% 5/15/19	200,000	254,885
The Mead Corp. 7.550% 3/01/47	1,000,000	1,283,235
Sappi Papier Holding GmbH (a) 7.750% 7/15/17	770,000	835,450

		4,326,263

Gas — 0.2%
Boston Gas Co. (a) 4.487% 2/15/42	450,000	508,423
The Laclede Group, Inc. 4.700% 8/15/44	1,840,000	2,007,996

		2,516,419

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	800,000	802,158

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.5%
Boston Scientific Corp. 6.000% 1/15/20	$650,000	$748,157
Johnson & Johnson 5.850% 7/15/38	175,000	242,743
Zimmer Holdings, Inc. 3.550% 4/01/25	3,085,000	3,148,989
Zimmer Holdings, Inc. 4.450% 8/15/45	3,890,000	4,028,795

		8,168,684

Health Care – Services — 0.5%
Anthem, Inc., Convertible 2.750% 10/15/42	650,000	1,342,656
Cigna Corp. 2.750% 11/15/16	800,000	824,417
Cigna Corp. 5.125% 6/15/20	450,000	514,425
Howard Hughes Medical Institute 3.500% 9/01/23	880,000	936,737
Kaiser Foundation Hospitals 3.500% 4/01/22	375,000	383,793
Laboratory Corp. of America Holdings 3.600% 2/01/25	975,000	978,979
Roche Holdings, Inc. (a) 6.000% 3/01/19	75,000	86,840
Roche Holdings, Inc. (a) 7.000% 3/01/39	680,000	1,032,768
UnitedHealth Group, Inc. 3.950% 10/15/42	350,000	358,320
UnitedHealth Group, Inc. 6.875% 2/15/38	1,160,000	1,670,213

		8,129,148

Holding Company – Diversified — 0.1%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	725,000	829,717

Home Builders — 0.2%
Lennar Corp. 4.500% 11/15/19	3,390,000	3,483,225

Home Furnishing — 0.1%
Whirlpool Corp. 3.700% 3/01/23	630,000	649,883
Whirlpool Corp. 5.150% 3/01/43	290,000	329,395

		979,278

Household Products — 0.2%
Avery Dennison Corp. 3.350% 4/15/23	410,000	411,986
Jarden Corp., Convertible 1.500% 6/15/19	1,740,000	2,477,325

		2,889,311

	Principal Amount	Value
Housewares — 0.1%
Newell Rubbermaid, Inc. 2.050% 12/01/17	$850,000	$854,649

Insurance — 3.2%
Aflac, Inc. 8.500% 5/15/19	285,000	359,866
The Allstate Corp. 5.550% 5/09/35	630,000	802,676
The Allstate Corp. VRN 5.750% 8/15/53	2,065,000	2,248,269
The Allstate Corp. 7.450% 5/16/19	47,000	57,074
American International Group, Inc. 6.250% 5/01/36	2,200,000	2,867,306
Arch Capital Group US, Inc. 5.144% 11/01/43	1,040,000	1,149,144
AXIS Specialty Finance PLC 2.650% 4/01/19	590,000	597,107
Brown & Brown, Inc. 4.200% 9/15/24	1,775,000	1,811,808
The Chubb Corp. VRN 6.375% 3/29/67	1,507,000	1,597,420
CNA Financial Corp. 3.950% 5/15/24	1,120,000	1,160,769
CNA Financial Corp. 7.350% 11/15/19	670,000	805,940
Five Corners Funding Trust (a) 4.419% 11/15/23	1,315,000	1,410,762
The Hartford Financial Services Group, Inc. VRN 8.125% 6/15/38	1,385,000	1,577,169
Liberty Mutual Group, Inc. (a) 4.250% 6/15/23	566,000	602,865
Lincoln National Corp. 4.300% 6/15/15	425,000	427,805
Lincoln National Corp. 8.750% 7/01/19	670,000	843,052
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	850,000	958,879
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	600,000	743,906
MetLife Capital Trust IV (a) 7.875% 12/15/67	1,960,000	2,597,000
MetLife, Inc. Series A 6.817% 8/15/18	145,000	168,993
Principal Financial Group, Inc. 8.875% 5/15/19	290,000	364,949
The Progressive Corp. VRN 6.700% 6/15/37	2,039,000	2,149,871
Prudential Financial, Inc. 4.500% 11/15/20	475,000	528,576
Prudential Financial, Inc. VRN 5.200% 3/15/44	1,800,000	1,832,400

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Prudential Financial, Inc. VRN 5.625% 6/15/43	$1,680,000	$1,780,800
Prudential Financial, Inc. 6.200% 11/15/40	350,000	443,763
Prudential Financial, Inc. VRN 8.875% 6/15/38	1,475,000	1,738,656
QBE Capital Funding III Ltd. VRN (a) 7.250% 5/24/41	1,305,000	1,451,813
QBE Insurance Group Ltd. (a) 2.400% 5/01/18	655,000	661,415
Reinsurance Group of America, Inc. 4.700% 9/15/23	1,480,000	1,616,814
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,220,000	1,364,459
Reinsurance Group of America, Inc. 6.450% 11/15/19	1,305,000	1,525,432
The Travelers Cos., Inc. 6.250% 6/15/37	550,000	757,054
USF&G Capital I (a) 8.500% 12/15/45	885,000	1,354,627
Voya Financial, Inc. 5.500% 7/15/22	600,000	693,358
Voya Financial, Inc. VRN 5.650% 5/15/53	1,175,000	1,227,875
Willis Group Holdings PLC 4.125% 3/15/16	455,000	466,843
Willis North America, Inc. 7.000% 9/29/19	566,000	663,284
WR Berkley Corp. 4.625% 3/15/22	2,600,000	2,826,977
XLIT Ltd. 4.450% 3/31/25	1,155,000	1,162,475

		47,399,251

Internet — 1.0%
Baidu, Inc. 2.750% 6/09/19	405,000	409,192
Baidu, Inc. 3.250% 8/06/18	1,690,000	1,750,654
Expedia, Inc. 4.500% 8/15/24	5,490,000	5,548,606
Expedia, Inc. 7.456% 8/15/18	2,550,000	2,950,646
LinkedIn Corp., Convertible (a) 0.500% 11/01/19	1,370,000	1,503,575
Tencent Holdings Ltd. (a) 2.875% 2/11/20	1,390,000	1,400,109
Tencent Holdings Ltd. (a) 3.800% 2/11/25	1,090,000	1,113,879

		14,676,661

Investment Companies — 0.5%
Ares Capital Corp. 3.875% 1/15/20	3,250,000	3,306,888

	Principal Amount	Value
FS Investment Corp. 4.000% 7/15/19	$2,450,000	$2,489,303
Xstrata Finance Canada Ltd. (a) 2.050% 10/23/15	1,225,000	1,230,145
Xstrata Finance Canada Ltd. (a) 5.800% 11/15/16	240,000	255,415

		7,281,751

Iron & Steel — 0.8%
Allegheny Technologies, Inc. 9.375% 6/01/19	220,000	263,450
ArcelorMittal 4.500% 8/05/15	3,850,000	3,878,875
ArcelorMittal 5.250% 2/25/17	825,000	858,000
ArcelorMittal 6.000% 8/05/20	1,200,000	1,273,500
ArcelorMittal 6.125% 6/01/18	181,000	194,485
Commercial Metals Co. 6.500% 7/15/17	765,000	810,900
Reliance Steel & Aluminum Co. 4.500% 4/15/23	815,000	823,328
Reliance Steel & Aluminum Co. 6.200% 11/15/16	1,870,000	1,985,968
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,045,000	1,217,853

		11,306,359

Leisure Time — 0.1%
Carnival Corp. 1.875% 12/15/17	750,000	752,677

Lodging — 0.5%
Choice Hotels International, Inc. 5.700% 8/28/20	1,100,000	1,196,525
Marriott International, Inc. 3.250% 9/15/22	1,345,000	1,370,185
Marriott International, Inc. 3.375% 10/15/20	1,290,000	1,350,980
Marriott International, Inc. 5.810% 11/10/15	300,000	309,111
Marriott International, Inc. 6.200% 6/15/16	945,000	1,002,791
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	220,000	251,881
Wyndham Worldwide Corp. 2.500% 3/01/18	1,160,000	1,164,880
Wyndham Worldwide Corp. 2.950% 3/01/17	350,000	357,003
Wyndham Worldwide Corp. 6.000% 12/01/16	6,000	6,407

		7,009,763

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Diversified — 0.4%
CNH Industrial Capital LLC 3.250% 2/01/17	$1,650,000	$1,641,750
CNH Industrial Capital LLC (a) 3.375% 7/15/19	1,530,000	1,484,100
CNH Industrial Capital LLC 3.625% 4/15/18	655,000	656,637
CNH Industrial Capital LLC 6.250% 11/01/16	1,240,000	1,305,100
Xylem, Inc. 4.875% 10/01/21	375,000	413,242

		5,500,829

Manufacturing — 1.0%
Cooper US, Inc. 6.100% 7/01/17	535,000	591,115
Eaton Corp. 1.500% 11/02/17	715,000	717,717
General Electric Co. 4.125% 10/09/42	1,430,000	1,509,295
General Electric Co. 5.250% 12/06/17	335,000	369,801
Harsco Corp 2.700% 10/15/15	6,715,000	6,715,000
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	310,000	360,225
SPX Corp. 6.875% 9/01/17	1,195,000	1,299,563
Textron, Inc. 7.250% 10/01/19	730,000	867,287
Tyco Electronics Group SA 6.550% 10/01/17	1,775,000	1,990,002
Tyco Electronics Group SA 7.125% 10/01/37	335,000	472,465

		14,892,470

Media — 1.0%
21st Century Fox America Co. 6.900% 8/15/39	420,000	574,510
21st Century Fox America Co. 8.000% 10/17/16	1,500,000	1,657,644
BSKYB Finance PLC (a) 5.625% 10/15/15	1,415,000	1,450,375
CBS Corp. 7.875% 7/30/30	315,000	436,914
Comcast Corp. 6.950% 8/15/37	515,000	731,509
NBCUniversal Media LLC 6.400% 4/30/40	65,000	88,803
Time Warner Cable, Inc. 4.500% 9/15/42	4,355,000	4,467,202
Time Warner Cable, Inc. 5.500% 9/01/41	2,070,000	2,377,896

	Principal Amount	Value
Time Warner Cable, Inc. 6.750% 6/15/39	$985,000	$1,262,504
Time Warner Cable, Inc. 8.250% 4/01/19	75,000	91,735
Time Warner Cable, Inc. 8.750% 2/14/19	325,000	401,197
Time Warner, Inc. 4.700% 1/15/21	650,000	723,653
Time Warner, Inc. 6.100% 7/15/40	650,000	821,175
Time Warner, Inc. 6.250% 3/29/41	210,000	271,020
Viacom, Inc. 6.250% 4/30/16	265,000	280,754

		15,636,891

Mining — 0.6%
Freeport-McMoRan, Inc. 2.375% 3/15/18	585,000	582,132
Freeport-McMoRan, Inc. 4.000% 11/14/21	4,775,000	4,660,548
Freeport-McMoRan, Inc. 5.450% 3/15/43	880,000	788,740
Newmont Mining Corp. 5.125% 10/01/19	960,000	1,052,855
Vale Overseas Ltd. 5.625% 9/15/19	200,000	212,414
Vale Overseas Ltd. 6.250% 1/11/16	770,000	796,111
Vale Overseas Ltd. 6.250% 1/23/17	1,070,000	1,133,879
Vale Overseas Ltd. 6.875% 11/10/39	335,000	323,603

		9,550,282

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. 4.625% 3/15/24	1,675,000	1,756,995
Pitney Bowes, Inc. 4.750% 1/15/16	820,000	844,354
Pitney Bowes, Inc. 4.750% 5/15/18	250,000	268,082
Pitney Bowes, Inc. 5.750% 9/15/17	166,000	180,051
Xerox Corp. 5.625% 12/15/19	85,000	96,226

		3,145,708

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	114,719

Oil & Gas — 3.6%
Anadarko Petroleum Corp. 6.375% 9/15/17	2,000,000	2,225,262

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Anadarko Petroleum Corp. 6.450% 9/15/36	$545,000	$676,075
Cenovus Energy, Inc. 5.700% 10/15/19	540,000	601,942
Cenovus Energy, Inc. 6.750% 11/15/39	545,000	651,351
Chesapeake Energy Corp. 3.250% 3/15/16	4,025,000	4,019,969
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	240,000	217,800
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	2,310,000	2,213,269
ConocoPhillips 6.500% 2/01/39	475,000	640,772
Devon Energy Corp. 5.600% 7/15/41	700,000	815,139
Devon Energy Corp. 6.300% 1/15/19	260,000	297,962
Ecopetrol SA 4.250% 9/18/18	255,000	267,113
Ensco PLC 5.200% 3/15/25	2,005,000	2,008,118
Ensco PLC 5.750% 10/01/44	2,075,000	2,009,677
EQT Corp. 4.875% 11/15/21	500,000	526,184
Helmerich & Payne International Drilling Co. (a) 4.650% 3/15/25	1,280,000	1,325,586
Motiva Enterprises LLC (a) 5.750% 1/15/20	820,000	907,091
Motiva Enterprises LLC (a) 6.850% 1/15/40	655,000	804,681
Newfield Exploration Co. 5.375% 1/01/26	538,000	543,447
Newfield Exploration Co. 6.875% 2/01/20	1,200,000	1,242,240
Petrobras Global Finance BV 2.000% 5/20/16	1,160,000	1,109,540
Petrobras Global Finance BV 3.000% 1/15/19	640,000	552,525
Petrobras Global Finance BV 3.250% 3/17/17	4,440,000	4,095,900
Petrobras Global Finance BV 5.375% 1/27/21	1,005,000	911,686
Petrobras International Finance Co. 3.875% 1/27/16	1,599,000	1,568,427
Petrobras International Finance Co. 6.750% 1/27/41	425,000	376,278
Petroleos Mexicanos 3.125% 1/23/19	325,000	331,500
Petroleos Mexicanos 5.500% 1/21/21	1,190,000	1,306,025

	Principal Amount	Value
Petroleos Mexicanos 6.375% 1/23/45	$595,000	$665,210
Petroleos Mexicanos Co. 6.625% 6/15/35	140,000	160,300
Pioneer Natural Resources Co. 5.875% 7/15/16	1,150,000	1,213,888
Pioneer Natural Resources Co. 7.500% 1/15/20	1,050,000	1,246,905
Rowan Cos., Inc. 4.750% 1/15/24	2,458,000	2,326,050
Rowan Cos., Inc. 4.875% 6/01/22	3,840,000	3,690,770
Rowan Cos., Inc. 5.000% 9/01/17	1,055,000	1,086,659
Southwestern Energy Co. 4.050% 1/23/20	2,230,000	2,304,382
Southwestern Energy Co. 4.950% 1/23/25	1,335,000	1,357,806
Talisman Energy, Inc. 5.500% 5/15/42	600,000	594,260
Talisman Energy, Inc. 7.750% 6/01/19	545,000	628,896
Transocean, Inc. 4.950% 11/15/15	2,030,000	2,065,525
Transocean, Inc. 5.050% 12/15/16	930,000	939,300
Transocean, Inc. 6.000% 3/15/18	1,586,000	1,494,805
Valero Energy Corp. 6.125% 2/01/20	800,000	926,762

		52,947,077

Oil & Gas Services — 1.1%
Hornbeck Offshore Services, Inc. 1.500% 9/01/19	2,490,000	2,001,337
SEACOR Holdings, Inc., Convertible 3.000% 11/15/28	895,000	776,972
SESI LLC 6.375% 5/01/19	3,150,000	3,197,250
Superior Energy Services, Inc. 7.125% 12/15/21	4,859,000	4,907,590
Weatherford International Ltd. 4.500% 4/15/22	650,000	594,092
Weatherford International Ltd. 5.125% 9/15/20	3,142,000	3,059,548
Weatherford International Ltd. 5.950% 4/15/42	1,455,000	1,278,917
Weatherford International Ltd. 6.000% 3/15/18	525,000	551,848

		16,367,554

Packaging & Containers — 0.1%
Bemis Co., Inc. 6.800% 8/01/19	840,000	993,900

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Brambles USA Inc., Series A (a) 5.350% 4/01/20	$490,000	$550,202

		1,544,102

Pharmaceuticals — 1.1%
AbbVie, Inc. 4.400% 11/06/42	500,000	514,709
Actavis Funding SCS 3.000% 3/12/20	2,005,000	2,051,285
Actavis Funding SCS 3.800% 3/15/25	2,790,000	2,879,364
Actavis Funding SCS 4.750% 3/15/45	1,270,000	1,349,827
McKesson Corp. 1.292% 3/10/17	590,000	590,599
McKesson Corp. 2.284% 3/15/19	600,000	606,726
McKesson Corp. 3.796% 3/15/24	655,000	691,085
McKesson Corp. 4.750% 3/01/21	600,000	669,629
McKesson Corp. 4.883% 3/15/44	625,000	717,256
McKesson Corp. 6.000% 3/01/41	550,000	706,574
Mead Johnson Nutrition Co. 4.900% 11/01/19	1,010,000	1,119,353
Merck Sharp & Dohme Corp. 5.850% 6/30/39	180,000	237,806
Mylan, Inc. (a) 7.875% 7/15/20	2,875,000	3,037,469
Pfizer, Inc. 7.200% 3/15/39	395,000	580,749
Wyeth 6.000% 2/15/36	360,000	465,969

		16,218,400

Pipelines — 2.4%
Boardwalk Pipelines LLC 5.500% 2/01/17	200,000	209,016
Boardwalk Pipelines LP 5.875% 11/15/16	2,390,000	2,509,213
CenterPoint Energy Resources Corp. 4.500% 1/15/21	475,000	530,238
CenterPoint Energy Resources Corp. 5.850% 1/15/41	425,000	531,752
Energy Transfer Partners LP FRN 3.272% 11/01/66	1,375,000	1,210,000
Energy Transfer Partners LP 4.050% 3/15/25	2,790,000	2,813,604
Energy Transfer Partners LP 4.900% 3/15/35	1,615,000	1,604,102
Energy Transfer Partners LP 9.700% 3/15/19	1,050,000	1,319,832

	Principal Amount	Value
Enterprise Products Operating LP 3.200% 2/01/16	$450,000	$457,974
Enterprise Products Operating LP 5.950% 2/01/41	455,000	552,068
Kinder Morgan Energy Partners LP 4.100% 11/15/15	2,000,000	2,035,236
Kinder Morgan Energy Partners LP 6.000% 2/01/17	185,000	198,798
Kinder Morgan Energy Partners LP 6.500% 2/01/37	150,000	169,978
Kinder Morgan Energy Partners LP 6.950% 1/15/38	175,000	207,367
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	2,700,000	2,959,035
Kinder Morgan, Inc. 5.050% 2/15/46	5,005,000	4,998,338
Magellan Midstream Partners LP 6.550% 7/15/19	560,000	656,261
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.500% 7/15/23	2,035,000	2,014,650
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.875% 12/01/24	3,600,000	3,680,640
ONEOK Partners LP 3.250% 2/01/16	450,000	455,997
ONEOK Partners LP 6.125% 2/01/41	440,000	450,733
Southern Natural Gas Co. LLC (a) 5.900% 4/01/17	310,000	333,279
TransCanada PipeLines Ltd. 6.200% 10/15/37	130,000	165,115
Williams Partners LP 5.250% 3/15/20	1,415,000	1,557,806
Williams Partners LP/ACMP Finance Corp. 4.875% 5/15/23	3,610,000	3,637,075

		35,258,107

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	760,000	813,681
Post Apartment Homes LP 3.375% 12/01/22	400,000	402,499

		1,216,180

Real Estate Investment Trusts (REITS) — 1.7%
American Tower Corp. 3.400% 2/15/19	1,100,000	1,135,954
American Tower Corp. 3.450% 9/15/21	2,690,000	2,745,861
American Tower Corp. 4.500% 1/15/18	1,375,000	1,476,034

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ARC Properties Operating Partnership LP 2.000% 2/06/17	$1,390,000	$1,347,605
ARC Properties Operating Partnership LP 3.000% 2/06/19	695,000	675,885
Boston Properties LP 3.700% 11/15/18	475,000	505,985
Boston Properties LP 4.125% 5/15/21	580,000	629,462
Brandywine Operating Partners LP 4.950% 4/15/18	800,000	860,870
DDR Corp. 4.750% 4/15/18	1,000,000	1,076,546
DDR Corp. 7.500% 4/01/17	1,000,000	1,111,733
DDR Corp. 7.875% 9/01/20	1,000,000	1,246,306
DDR Corp. 9.625% 3/15/16	1,250,000	1,348,230
Duke Realty LP 8.250% 8/15/19	1,375,000	1,698,142
ERP Operating LP 4.625% 12/15/21	375,000	418,883
Federal Realty Investment Trust 5.900% 4/01/20	330,000	384,279
HCP, Inc. 2.625% 2/01/20	970,000	972,454
Highwoods Realty LP 5.850% 3/15/17	1,800,000	1,942,313
Highwoods Realty LP 7.500% 4/15/18	195,000	225,373
Liberty Property LP 3.750% 4/01/25	1,190,000	1,202,690
Mack-Cali Realty LP 7.750% 8/15/19	515,000	595,429
ProLogis LP 2.750% 2/15/19	530,000	540,586
Realty Income Corp. 2.000% 1/31/18	2,445,000	2,467,849
Simon Property Group LP 5.650% 2/01/20	140,000	161,983

		24,770,452

Retail — 1.5%
Bed Bath & Beyond, Inc. 3.749% 8/01/24	415,000	431,343
Bed Bath & Beyond, Inc. 5.165% 8/01/44	860,000	948,326
CVS Health Corp. 6.125% 9/15/39	560,000	731,064
CVS Pass-Through Trust (a) 5.926% 1/10/34	1,292,006	1,528,345

	Principal Amount	Value
CVS Pass-Through Trust (a) 7.507% 1/10/32	$8,864	$11,514
Dollar General Corp. 3.250% 4/15/23	1,220,000	1,185,544
El Puerto de Liverpool SAB de CV (a) 3.950% 10/02/24	2,620,000	2,649,344
The Home Depot, Inc. 5.950% 4/01/41	600,000	801,178
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	610,000	689,360
O’Reilly Automotive, Inc. 3.850% 6/15/23	609,000	635,294
O’Reilly Automotive, Inc. 4.875% 1/14/21	575,000	641,415
QVC, Inc. 3.125% 4/01/19	960,000	966,601
QVC, Inc. 4.375% 3/15/23	835,000	850,741
QVC, Inc. 4.450% 2/15/25	1,380,000	1,389,198
QVC, Inc. 5.125% 7/02/22	545,000	579,326
Target Corp. 7.000% 1/15/38	475,000	692,317
Tiffany & Co. (a) 4.900% 10/01/44	990,000	1,019,835
Wal-Mart Stores, Inc. 6.200% 4/15/38	730,000	994,042
Wal-Mart Stores, Inc. 6.500% 8/15/37	515,000	719,460
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	685,000	699,795
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	1,370,000	1,416,514
Walgreens Boots Alliance, Inc. 4.800% 11/18/44	1,975,000	2,131,704

		21,712,260

Savings & Loans — 0.5%
Glencore Funding LLC (a) 1.700% 5/27/16	1,919,000	1,927,010
Glencore Funding LLC (a) 2.500% 1/15/19	1,472,000	1,472,711
Glencore Funding LLC (a) 3.125% 4/29/19	1,115,000	1,140,310
Nationwide Building Society (a) 2.350% 1/21/20	2,420,000	2,435,459

		6,975,490

Semiconductors — 1.0%
Applied Materials, Inc. 5.850% 6/15/41	1,000,000	1,226,154
Intel Corp. 3.250% 8/01/39	1,225,000	1,933,969

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
KLA-Tencor Corp. 4.650% 11/01/24	$2,110,000	$2,215,987
Lam Research Corp. 2.750% 3/15/20	2,265,000	2,277,652
Lam Research Corp. 3.800% 3/15/25	2,010,000	2,021,499
Microchip Technology, Inc., Convertible (a) 1.625% 2/15/25	2,040,000	2,117,775
Micron Technology, Inc., Convertible 2.125% 2/15/33	1,018,000	2,528,458
Micron Technology, Inc., Convertible 3.000% 11/15/43	514,000	568,291

		14,889,785

Software — 0.4%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	655,000	693,677
CA, Inc. 2.875% 8/15/18	730,000	748,514
CA, Inc. 5.375% 12/01/19	1,530,000	1,710,994
Citrix Systems, Inc., Convertible (a) 0.500% 4/15/19	2,090,000	2,199,725
Microsoft Corp. 3.000% 10/01/20	340,000	361,373

		5,714,283

Telecommunications — 1.6%
America Movil SAB de CV 5.000% 3/30/20	500,000	566,610
America Movil SAB de CV 6.125% 3/30/40	525,000	650,900
AT&T, Inc. 6.550% 2/15/39	455,000	558,554
British Telecom PLC 9.625% 12/15/30	495,000	816,389
CenturyLink, Inc. 6.150% 9/15/19	560,000	607,600
Cisco Systems, Inc. 5.500% 1/15/40	345,000	426,584
Deutsche Telekom International Finance BV 8.750% 6/15/30	475,000	726,107
Embarq Corp. 7.082% 6/01/16	780,000	827,381
Embarq Corp. 7.995% 6/01/36	145,000	172,420
ENTEL Chile SA (a) 4.875% 10/30/24	1,250,000	1,304,793
Qwest Corp. 8.375% 5/01/16	2,960,000	3,153,078
Rogers Communications, Inc. 7.500% 8/15/38	50,000	72,210

	Principal Amount	Value
Sprint Communications, Inc. (a) 9.000% 11/15/18	$2,600,000	$2,983,500
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	700,000	751,022
Telefonica Emisiones SAU 3.992% 2/16/16	1,200,000	1,230,545
Telefonica Emisiones SAU 5.462% 2/16/21	475,000	542,846
Telefonica Emisiones SAU 6.421% 6/20/16	773,000	821,344
Verizon Communications, Inc. 2.625% 2/21/20	1,650,000	1,678,644
Verizon Communications, Inc. 3.500% 11/01/24	1,660,000	1,698,786
Verizon Communications, Inc. 4.862% 8/21/46	918,000	961,086
Verizon Communications, Inc. 5.012% 8/21/54	1,083,000	1,123,710
Verizon Communications, Inc. 6.550% 9/15/43	1,082,000	1,408,936

		23,083,045

Transportation — 0.8%
Asciano Finance (a) 4.625% 9/23/20	610,000	655,934
Asciano Finance (a) 5.000% 4/07/18	1,150,000	1,236,636
Burlington Northern Santa Fe LLC 6.150% 5/01/37	720,000	964,926
Canadian Pacific Railway Co. Ltd 7.250% 5/15/19	1,010,000	1,212,665
Con-way, Inc. 7.250% 1/15/18	1,285,000	1,452,276
CSX Corp. 7.250% 5/01/27	50,000	65,693
Norfolk Southern Corp. 6.000% 5/23/2111	375,000	475,687
Ryder System, Inc. 2.500% 3/01/18	2,980,000	3,048,769
Ryder System, Inc. 2.550% 6/01/19	425,000	431,326
Ryder System, Inc. 2.650% 3/02/20	1,090,000	1,103,781
Union Pacific Corp. 4.000% 2/01/21	500,000	553,069
Union Pacific Corp. 5.375% 6/01/33	520,000	626,594

		11,827,356

Trucking & Leasing — 0.3%
GATX Corp. 2.375% 7/30/18	865,000	875,324
GATX Corp. 3.900% 3/30/23	530,000	554,841

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GATX Corp. 4.750% 6/15/22	$925,000	$1,023,093
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	1,805,000	1,807,370
TTX Co. (a) 3.050% 11/15/22	900,000	911,455

		5,172,083

TOTAL CORPORATE DEBT (Cost $650,946,804)		682,128,240

MUNICIPAL OBLIGATIONS — 1.1%
JobsOhio Beverage System Series B 4.532% 1/01/35	3,950,000	4,451,571
New York City Municipal Water Finance Authority BAB 5.882% 6/15/44	105,000	142,126
Orange County, CA, Local Transportation Authority BAB 6.908% 2/15/41	1,350,000	1,950,385
Panhandle-Plains Student Finance Corp., Series 2001-A2 1.673% 12/01/31	1,900,000	1,822,109
State of California 5.950% 4/01/16	410,000	431,332
State of California BAB 7.550% 4/01/39	120,000	188,050
State of California BAB 7.600% 11/01/40	3,160,000	4,975,294
State of Illinois 5.365% 3/01/17	2,200,000	2,357,718

		16,318,585

TOTAL MUNICIPAL OBLIGATIONS (Cost $15,255,009)		16,318,585

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.8%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A FRN (a) 1.676% 10/20/20	1,500,000	1,500,062

Automobile ABS — 0.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A (a) 2.500% 2/20/21	1,560,000	1,572,961
Capital Automotive REIT, Series 2014-1A, Class A (a) 3.660% 10/15/44	900,000	910,436

	Principal Amount	Value
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	$1,196,064	$1,235,847
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	1,551,578	1,543,705
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	1,042,049	1,040,706
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	1,334,218	1,332,914
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	1,058,074	1,059,740
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	218,775	221,160

		8,917,469

Commercial MBS — 5.5%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.754% 2/10/51	1,588,138	1,724,444
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.213% 2/10/51	1,776,821	1,957,523
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.256% 2/10/51	1,310,000	1,447,652
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	1,345,000	1,416,663
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	925,000	978,159
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3 VRN 5.470% 6/11/41	39,154	39,167
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4 VRN 5.471% 1/12/45	782,228	832,074
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	2,545,000	2,720,192
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	1,400,000	1,514,525

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.742% 9/11/38	$1,650,000	$1,722,561
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	1,395,000	1,523,653
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.896% 6/11/50	2,870,000	3,132,354
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (a) 3.703% 10/15/45	1,060,000	1,109,608
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	1,375,000	1,509,663
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A4 VRN 4.236% 2/10/47	1,410,000	1,578,019
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM VRN 5.650% 12/10/49	1,335,000	1,442,927
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.776% 6/10/46	950,000	995,848
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.798% 12/10/49	2,487,000	2,701,839
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4 VRN 5.469% 2/15/39	1,119,263	1,143,101
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (a) 4.238% 1/10/34	995,000	1,090,356
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	1,604,804	1,612,347
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	767,854	785,847
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.785% 7/10/38	2,532,585	2,624,689

	Principal Amount	Value
GS Mortgage Securities Corp., Series 2014-4R, Class AS FRN (a) 5.964% 1/26/34	$1,735,000	$1,647,084
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	488,000	555,842
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	346,676	354,418
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,191,307	1,249,336
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM VRN 5.466% 6/12/47	1,620,000	1,717,480
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	3,000,000	3,177,373
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	2,520,000	2,722,529
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 5.868% 6/12/46	1,252,785	1,298,674
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (a) 5.200% 6/15/44	1,325,000	1,485,535
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	950,000	1,007,507
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	2,100,000	2,226,503
Morgan Stanley Capital I, Series 2007-HQ11, Class AM VRN 5.478% 2/12/44	1,520,000	1,621,717
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	303,985	305,823
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.270% 1/11/43	789,657	877,651
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	783,354	783,354
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.532% 8/15/39	92,993	93,348

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.532% 8/15/39	$975,000	$985,697
VFC LLC, (Acquired 7/9/14, Cost $1,400,000) Series 2014-2, Class A (a) (c) 2.750% 7/20/30	802,362	802,382
VFC LLC, Series 2015-3, Class A (Acquired 3/25/15, Cost $1,597,000) (a) (c) 2.750% 12/20/31	1,600,000	1,597,431
VNO Mortgage Trust, Series 2013-PENN, Class A (a) 3.808% 12/13/29	1,450,000	1,562,693
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.321% 12/15/44	2,255,000	2,301,728
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	3,015,000	3,187,689
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	1,920,000	1,978,752
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,240,000	1,307,425
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM VRN 5.591% 4/15/47	1,400,000	1,494,483
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 5.964% 2/15/51	1,525,000	1,651,989
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM VRN 5.964% 6/15/45	2,667,000	2,789,363
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	298,717	307,325
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	430,640	430,640
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	742,035	757,637
WF-RBS Commercial Mortgage Trust, Series 2013-UBS1, Class A3 3.591% 3/15/46	2,325,000	2,474,221
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	650,000	659,499

		81,016,339

	Principal Amount	Value
Home Equity ABS — 1.9%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.898% 1/25/35	$1,123,247	$1,092,870
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.444% 8/25/35	345,610	344,748
ACE Securities Corp., Series 2005-HE7, Class A2D FRN 0.503% 11/25/35	734,544	724,147
Aegis Asset-Backed Securities Trust, Series 2005-2, Class M1 FRN 0.594% 6/25/35	375,506	370,721
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.834% 6/25/35	293,179	290,981
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.849% 2/25/35	242,140	239,998
Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M1 FRN 0.678% 6/28/44	1,178,758	1,169,040
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE9, Class M1 FRN 0.936% 10/25/35	589,045	582,374
BNC Mortgage Loan Trust, Series 2007-1, Class A2 FRN 0.234% 3/25/37	43,751	43,727
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1 FRN (a) 0.374% 11/25/45	1,323,009	1,276,177
Citigroup Mortgage Loan Trust, Series 2003-HE4, Class A FRN (a) 0.584% 12/25/33	30,995	30,993
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2 FRN 0.604% 7/25/35	428,988	418,843
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.623% 8/25/35	418,273	416,726
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.634% 9/25/34	180,089	176,934
Countrywide Asset-Backed Certificates, Series 2005-8, Class M1 FRN 0.644% 12/25/35	431,923	431,358
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.664% 12/25/35	203,212	202,880
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.074% 2/25/35	541,680	473,443

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.464% 7/25/36	$188,868	$188,324
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.594% 5/25/36	1,480,381	1,449,357
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.604% 5/25/35	889,538	886,238
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.624% 7/25/35	973,072	965,766
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.414% 1/25/36	408,382	397,509
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.604% 4/25/35	346,594	331,037
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.344% 8/25/36	303,420	299,909
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.954% 12/25/32	319,815	320,114
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.969% 2/25/35	966,567	925,956
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.999% 6/25/35	1,806,991	1,744,493
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.894% 3/25/35	1,785,000	1,660,151
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.913% 6/28/35	1,521,274	1,511,448
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (a) 0.943% 6/28/35	950,000	874,866
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.924% 7/25/35	966,235	969,306
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 6.554% 10/25/28	90	91
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D FRN 0.544% 1/25/36	2,112,005	2,089,246
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.434% 9/25/35	645,062	641,468

	Principal Amount	Value
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.554% 8/25/35	$400,231	$396,359
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.674% 3/25/35	368,033	367,192
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1 FRN 0.574% 10/25/35	1,240,422	1,233,639
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M1 FRN 0.584% 9/25/35	648,329	645,462
Residential Asset Securities Corp., Series 2005-EMX4, Class M1 FRN 0.604% 11/25/35	1,092,206	1,074,257
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.534% 8/25/35	337,383	334,991

		27,593,139

Other ABS — 6.5%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (a) 3.260% 9/15/72	900,000	899,468
AIMCO CLO Ltd., Series 2014-AA, Class A FRN (a) 1.797% 7/20/26	2,250,000	2,248,580
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	1,606,139	1,608,147
Apidos CLO XV, Series 2013-15A, Class A1 FRN (a) 1.607% 10/20/25	745,000	740,219
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (a) 4.277% 9/05/44	1,450,000	1,500,817
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.925% 12/15/42	2,029,095	2,039,493
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	924,671	924,484
Atlas Senior Loan Fund V Ltd., Series 2014-1A, Class A FRN (a) 1.804% 7/16/26	1,950,000	1,951,178
Avery Point CLO Ltd., Series 2014-5A, Class A FRN (a) 1.717% 7/17/26	2,200,000	2,192,707
Avery Point III CLO Ltd., Series 2013-3A, Class A FRN (a) 1.657% 1/18/25	1,250,000	1,244,164

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	$704,176	$703,736
Birchwood Park CLO Ltd., Series 2014-1A, Class A FRN (a) 1.693% 7/15/26	2,180,000	2,173,739
Blue Hill CLO Ltd., Series 2013-1A, Class A FRN (a) 1.733% 1/15/26	825,000	822,985
BlueMountain CLO Ltd., Series 2013-2A, Class A FRN (a) 1.457% 1/22/25	930,000	919,512
BlueMountain CLO Ltd., Series 2013-3A, Class A FRN (a) 1.653% 10/29/25	650,000	648,029
CAN Capital Funding LLC, Series 2014-1A, Class A (a) 3.117% 4/15/20	1,500,000	1,494,375
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (a) 1.777% 4/17/25	3,415,000	3,415,362
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class A1 FRN (a) 1.558% 2/14/25	750,000	745,412
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	989,400	1,019,445
Cronos Containers Program I Ltd., Series 2014-2A, Class A (a) 3.270% 11/18/29	577,778	584,823
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	1,600,000	1,600,267
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	982,695	986,036
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	2,879,425	3,014,106
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	1,833,333	1,818,978
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	470,769	485,768
Eaton Vance CLO, Series 2014-1A, Class A FRN (a) 1.703% 7/15/26	2,925,000	2,916,620
Edsouth Indenture LLC, Series 2014-4, Class B FRN (a) 1.674% 6/25/48	1,200,000	1,004,398

	Principal Amount	Value
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	$750,000	$752,732
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	2,144,819	2,150,186
Galaxy XII CLO Ltd., Series 2012-12A, Class A FRN (a) 1.657% 5/19/23	1,000,000	999,471
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	1,157,714	1,154,109
Global SC Finance II SRL, Series 2014-1A, Class A1 (a) 3.190% 7/17/29	466,667	468,029
Global SC Finance II SRL, Series 2013-2A, Class A (a) 3.670% 11/17/28	1,408,333	1,437,974
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	794,551	794,427
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A FRN (a) 1.406% 4/25/25	3,600,000	3,533,072
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	70,857	71,344
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	1,000,000	999,688
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.422% 6/02/17	1,425,000	1,446,958
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	1,636,193	1,649,651
Horizon Funding Trust, Series 2013-1A, Class A (a) 3.000% 5/15/18	538,039	540,897
Icon Brand Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	956,913	958,653
Icon Brand Holdings LLC, Series 2013-1A, Class A (a) 4.352% 1/25/43	997,441	1,013,400
ING Investment Management CLO Ltd., Series 2012-3A, Class A FRN (a) 1.703% 10/15/22	700,000	699,447
ING Investment Management CLO Ltd., Series 2013-3A, Class A1 FRN (a) 1.707% 1/18/26	1,850,000	1,843,741
LCM Ltd., Series 10AR, Class AR FRN (a) 1.513% 4/15/22	3,250,000	3,238,843

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
LCM Ltd., Series 16A, Class A FRN (a) 1.753% 7/15/26	$2,850,000	$2,847,429
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (a) 1.757% 7/20/26	2,900,000	2,899,994
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	485,802	491,563
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	1,122,193	1,121,973
Nomad CLO Ltd., Series 2013-1A, Class A1 FRN (a) 1.453% 1/15/25	1,575,000	1,554,851
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A FRN (a) 1.351% 4/20/25	2,100,000	2,065,377
OHA Loan Funding Ltd., Series 2013-1A, Class A FRN (a) 1.507% 7/23/25	1,710,000	1,695,564
OnDeck Asset Securitization Trust, Series 2014-1A, Class A (a) 3.150% 5/17/18	1,200,000	1,201,964
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	623,479	631,004
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	750,000	752,903
Race Point VIII CLO Ltd., Series 2013-8A, Class A FRN (a) 1.482% 2/20/25	700,000	692,655
Race Point VIII CLO Ltd., Series 2012-7A, Class A FRN (a) 1.675% 11/08/24	1,200,000	1,197,781
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	198,809	201,255
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	1,131,090	1,195,821
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1 FRN 0.624% 6/25/36	555,000	528,976
Spirit Master Funding LLC, Series 2014-4A, Class A1 (a) 3.501% 1/20/45	1,000,000	1,014,542
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	2,812,910	2,819,835
Springleaf Funding Trust, Series 2013-AA, Class A (a) 2.580% 9/15/21	1,249,565	1,249,643

	Principal Amount	Value
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	$379,947	$398,276
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	1,429,459	1,424,713
Textainer Marine Containers III Ltd., Series 2014-1A, Class A (a) 3.270% 10/20/39	555,833	558,127
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.575% 10/15/15	3,137,000	3,138,136
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	421,707	442,546
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	2,687,183	2,686,456
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	259,818	261,124

		96,527,978

Student Loans ABS — 2.1%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.392% 8/25/26	97,801	97,602
Access Group, Inc., Series 2003-A, Class A3 FRN 1.225% 7/01/38	1,027,980	934,052
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.678% 1/25/47	900,000	761,580
College Loan Corp. Trust I, Series 2002-1, Class A5 FRN (a) 0.994% 3/01/42	700,000	672,770
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.673% 6/15/43	1,100,000	1,088,230
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.675% 6/15/43	1,750,000	1,749,335
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.675% 6/15/43	1,075,000	1,065,895
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.902% 6/15/43	450,000	429,144
Educational Funding of the South, Inc., Series 2011-1, Class B FRN 3.956% 4/25/46	625,000	695,704
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.362% 8/25/25	148,111	147,948

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Higher Education Funding I, Series 2004-1, Class B2 FRN (a) 0.222% 1/01/44	$450,000	$372,204
Higher Education Funding I, Series 2004-1, Class B1 FRN (a) 1.607% 1/01/44	450,000	381,457
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4 FRN 0.579% 9/27/35	1,560,000	1,499,382
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1 FRN 0.854% 10/25/35	1,811,571	1,815,192
National Collegiate Student Loan Trust, Series 2006-3, Class A3 FRN 0.324% 10/25/27	3,046,982	3,001,575
Nelnet Student Loan Trust, Series 2006-3, Class B FRN 0.517% 6/25/41	1,146,952	1,024,761
Nelnet Student Loan Trust, Series 2005-4, Class A4A FRN 0.788% 3/22/32	325,000	311,139
Nelnet Student Loan Trust, Series 2014-6A, Class A FRN (a) 0.824% 11/25/47	2,856,675	2,840,770
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.974% 4/25/46	435,833	438,166
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.472% 5/28/26	154,496	154,397
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.423% 7/15/36	1,004,955	998,784
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.553% 7/15/36	378,000	360,914
SLM Private Education Loan Trust, Series 2013-R1, Class A FRN (a) 1.674% 3/25/33	186,169	187,196
SLM Student Loan Trust, Series 2007-3, Class B FRN 0.406% 1/25/28	2,400,000	2,089,716
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 0.950% 6/17/30	250,000	250,000
SLM Student Loan Trust, Series 2002-7, Class A10 FRN 1.080% 3/15/28	961,000	961,000
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.660% 9/15/28	650,000	650,000
SLM Student Loan Trust, Series 2013-2, Class B FRN 1.674% 6/25/43	1,420,000	1,376,833

	Principal Amount	Value
SLM Student Loan Trust, Series 2002-7, Class A11 FRN 2.640% 3/15/28	$1,850,000	$1,850,000
South Carolina Student Loan Corp., Series 2014-1, Class A2 FRN 1.171% 1/03/33	1,800,000	1,804,236
South Carolina Student Loan Corp., Series 2014-1, Class B FRN 1.671% 8/01/35	1,100,000	1,034,999

		31,044,981

WL Collateral CMO — 0.1%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.663% 8/25/34	101,129	98,247
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.659% 2/25/34	24,869	24,625
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.909% 9/25/33	7,687	7,280
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.474% 8/25/34	21,237	20,319
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.534% 7/25/35	35,197	35,093
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.371% 8/25/34	75,515	63,645
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.424% 8/25/36	107,961	105,765
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.591% 7/25/33	5,065	5,020
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.600% 2/25/34	9,689	9,262
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	256	262
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.535% 3/25/34	46,075	46,827
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.528% 4/25/44	115,120	119,521

		535,866

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.423% 11/25/37	$404,324	$400,888
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.760% 6/25/32	32,064	31,364

		432,252

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $244,651,149)		247,568,086

SOVEREIGN DEBT OBLIGATIONS — 0.7%
Brazilian Government International Bond 4.875% 1/22/21	425,000	446,250
Colombia Government International Bond 7.375% 3/18/19	725,000	856,588
Mexico Government International Bond 4.750% 3/08/44	1,955,000	2,052,750
Peruvian Government International Bond 6.550% 3/14/37	405,000	539,156
Poland Government International Bond 6.375% 7/15/19	690,000	811,613
Province of Quebec Canada 7.500% 9/15/29	390,000	591,306
Republic of Brazil International Bond 5.625% 1/07/41	1,315,000	1,338,012
Republic of Brazil International Bond 5.875% 1/15/19	876,000	963,600
Republic of Turkey International Bond 4.875% 4/16/43	474,000	468,075
Republic of Turkey International Bond 6.750% 4/03/18	840,000	930,199
United Mexican States 5.125% 1/15/20	850,000	952,850
United Mexican States 6.750% 9/27/34	685,000	914,475

		10,864,874

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,059,639)		10,864,874

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 26.2%
Collateralized Mortgage Obligations — 2.0%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	5,486,370	5,716,663

	Principal Amount	Value
Series 4290, Class CA 3.500% 12/15/38	$2,969,881	$3,150,384
Series 2617, Class Z 5.500% 5/15/33	2,834,747	3,207,116
Series 2693, Class Z 5.500% 10/15/33	4,827,098	5,397,701
Series 3423, Class PB 5.500% 3/15/38	800,000	922,327
Series 2178, Class PB 7.000% 8/15/29	98,398	113,403
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	1,753,147	1,885,644
Series 2014-48, Class AB 4.000% 10/25/40	4,324,347	4,644,331
Series 2007-32, Class Z 5.500% 4/25/37	1,587,995	1,775,709
Series 2010-60, Class HJ 5.500% 5/25/40	1,101,052	1,230,056
Federal National Mortgage Association Benchmark REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	1,414,063	1,545,636
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	102,537	114,262

		29,703,232

Pass-Through Securities — 24.2%
Federal Home Loan Mortgage Corp. Pool #G11630 3.500% 6/01/19	188,129	199,784
Pool #J13972 3.500% 1/01/26	126,302	134,284
Pool #C91344 3.500% 11/01/30	280,856	297,652
Pool #C91424 3.500% 1/01/32	194,228	205,843
Pool #C91239 4.500% 3/01/29	18,024	19,699
Pool #C91251 4.500% 6/01/29	118,620	129,792
Pool #G05253 5.000% 2/01/39	586,869	651,379
Pool #C90939 5.500% 12/01/25	65,652	73,722
Pool #D97258 5.500% 4/01/27	141,586	159,052
Pool #C91026 5.500% 4/01/27	108,456	121,779
Pool #C91074 5.500% 8/01/27	10,383	11,665

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #D97417 5.500% 10/01/27	$46,704	$52,380
Pool #C91128 5.500% 12/01/27	5,629	6,319
Pool #C91148 5.500% 1/01/28	213,273	239,405
Pool #C91176 5.500% 5/01/28	77,419	87,002
Pool #C91217 5.500% 11/01/28	30,843	34,698
Pool #E85389 6.000% 9/01/16	8,066	8,304
Pool #G11431 6.000% 2/01/18	6,400	6,659
Pool #E85301 6.500% 9/01/16	25,735	26,608
Pool #E85032 6.500% 9/01/16	2,266	2,334
Pool #E85409 6.500% 9/01/16	20,050	20,691
Pool #C01079 7.500% 10/01/30	2,993	3,592
Pool #C01135 7.500% 2/01/31	9,895	11,861
Pool #554904 9.000% 3/01/17	44	47
Federal National Mortgage Association Pool #775539 2.117% 5/01/34 FRN	118,431	126,398
Pool #725692 2.270% 10/01/33 FRN	284,393	302,355
Pool #888586 2.340% 10/01/34 FRN	284,291	303,017
Pool #AO8180 3.000% 9/01/42	57,118	58,537
Pool #AB7397 3.000% 12/01/42	257,897	264,304
Pool #AB7401 3.000% 12/01/42	253,196	259,486
Pool #AP8668 3.000% 12/01/42	307,394	315,031
Pool #AR1975 3.000% 12/01/42	71,859	73,645
Pool #AR0306 3.000% 1/01/43	20,994	21,516
Pool #AR5391 3.000% 1/01/43	186,494	191,127
Pool #AR4109 3.000% 2/01/43	204,202	209,084
Pool #AL3215 3.000% 2/01/43	241,953	247,737
Pool #AR4432 3.000% 3/01/43	86,006	88,062

	Principal Amount	Value
Pool #AT0169 3.000% 3/01/43	$393,217	$402,986
Pool #AB8809 3.000% 3/01/43	129,207	132,295
Pool #MA1368 3.000% 3/01/43	446,618	457,295
Pool #AR2174 3.000% 4/01/43	441,248	451,797
Pool #890564 3.000% 6/01/43	4,326,943	4,453,371
Pool #AB1485 3.500% 9/01/30	143,980	152,591
Pool #MA0625 3.500% 1/01/31	226,197	239,725
Pool #AJ3722 3.500% 12/01/31	301,090	319,097
Pool #MA1084 3.500% 6/01/32	2,385,250	2,527,899
Pool #MA1138 3.500% 8/01/32	39,538	41,903
Pool #AB6353 3.500% 10/01/32	2,833,270	3,001,828
Pool #AR3816 3.500% 2/01/43	920,865	975,649
Pool #AB8527 3.500% 3/01/43	1,946,196	2,061,979
Pool #AR8708 3.500% 4/01/43	1,307,093	1,384,855
Pool #AT0998 3.500% 4/01/43	6,481,237	6,866,820
Pool #MA1437 3.500% 5/01/43	784,930	831,627
Pool #AT4050 3.500% 5/01/43	1,737,006	1,840,345
Pool #MA1463 3.500% 6/01/43	4,219,275	4,470,289
Pool #AB6261 4.000% 9/01/42	11,162,162	12,154,548
Pool #AA3980 4.500% 4/01/28	184,593	205,670
Pool #AD0836 5.500% 11/01/28	206,203	231,890
Pool #587994 6.000% 6/01/16	3,227	3,309
Pool #253880 6.500% 7/01/16	8,754	8,996
Pool #575667 7.000% 3/01/31	14,091	16,691
Pool #497120 7.500% 8/01/29	378	456
Pool #529453 7.500% 1/01/30	3,085	3,724

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #531196 7.500% 2/01/30	$402	$486
Pool #532418 7.500% 2/01/30	4,799	5,792
Pool #530299 7.500% 3/01/30	467	551
Pool #536386 7.500% 4/01/30	546	658
Pool #535996 7.500% 6/01/31	13,136	15,827
Pool #523499 8.000% 11/01/29	402	479
Pool #252926 8.000% 12/01/29	366	444
Pool #532819 8.000% 3/01/30	215	263
Pool #537033 8.000% 4/01/30	4,695	5,745
Pool #534703 8.000% 5/01/30	3,254	3,962
Pool #253437 8.000% 9/01/30	260	317
Pool #253481 8.000% 10/01/30	163	199
Pool #190317 8.000% 8/01/31	6,282	7,646
Pool #596656 8.000% 8/01/31	3,124	3,541
Pool #602008 8.000% 8/01/31	7,493	9,139
Pool #597220 8.000% 9/01/31	3,684	4,512
Federal National Mortgage Association TBA Pool #927 2.500% 7/01/42 (d)	29,875,000	29,585,586
Pool #6237 3.000% 10/01/42 (d)	60,345,000	61,702,763
Pool #11192 4.000% 5/01/42 (d)	48,125,000	51,459,913
Government National Mortgage Association Pool #783896 3.500% 5/15/44	6,060,572	6,426,811
Pool #371146 7.000% 9/15/23	911	1,032
Pool #352022 7.000% 11/15/23	13,041	14,884
Pool #374440 7.000% 11/15/23	747	849
Pool #491089 7.000% 12/15/28	33,097	39,014

	Principal Amount	Value
Pool #483598 7.000% 1/15/29	$4,027	$4,749
Pool #480539 7.000% 4/15/29	530	627
Pool #478658 7.000% 5/15/29	2,601	3,091
Pool #500928 7.000% 5/15/29	5,183	6,148
Pool #488634 7.000% 5/15/29	2,797	3,309
Pool #508655 7.000% 7/15/29	164	194
Pool #510083 7.000% 7/15/29	2,670	3,154
Pool #499410 7.000% 7/15/29	1,502	1,787
Pool #516706 7.000% 8/15/29	172	191
Pool #493723 7.000% 8/15/29	13,111	15,592
Pool #505558 7.000% 9/15/29	1,676	1,991
Pool #581417 7.000% 7/15/32	30,204	36,006
Pool #591581 7.000% 8/15/32	15,827	18,924
Pool #203940 7.500% 4/15/17	3,657	3,845
Pool #181168 7.500% 5/15/17	850	899
Pool #193870 7.500% 5/15/17	3,545	3,750
Pool #192796 7.500% 6/15/17	482	511
Pool #226163 7.500% 7/15/17	6,001	6,374
Government National Mortgage Association II
Pool #008746 1.625% 11/20/25 FRN	7,872	8,068
Pool #080136 1.625% 11/20/27 FRN	1,446	1,487
Pool #82488 1.625% 3/20/40 FRN	990,489	1,028,048
Pool #82462 3.500% 1/20/40 FRN	1,065,028	1,109,080
Government National Mortgage Association II TBA
Pool #587 3.000% 1/01/43 (d)	100,300,000	103,316,833
Pool #304 3.500% 3/01/43 (d)	20,700,000	21,786,750

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #1235 4.000% 1/01/43 (d)	$30,100,000	$32,065,906

		356,920,212

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $383,791,801)		386,623,444

U.S. TREASURY OBLIGATIONS — 7.3%
U.S. Treasury Bonds & Notes — 7.3%
U.S. Treasury Bond (e) (f) 2.750% 8/15/42	10,415,000	10,828,548
U.S. Treasury Bond 3.000% 11/15/44	13,695,000	15,000,305
U.S. Treasury Bond 3.375% 5/15/44	6,810,000	7,979,405
U.S. Treasury Bond 3.500% 2/15/39	10,700,000	12,667,588
U.S. Treasury Note 1.500% 11/30/19	50,700,000	51,075,793
U.S. Treasury Note 2.250% 11/15/24	10,300,000	10,586,167

		108,137,806

TOTAL U.S. TREASURY OBLIGATIONS (Cost $104,498,468)		108,137,806

TOTAL BONDS & NOTES (Cost $1,409,202,870)		1,451,641,035

	Notional Amount
PURCHASED OPTIONS — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
3-Month USD LIBOR BBA 10 Year Swaption, Call, Expires 4/25/16, Strike 1.90 (OTC — Credit Suisse International, receive fixed rate); Underlying swap terminates 4/27/26	$110,730,000	1,777,484

TOTAL PURCHASED OPTIONS (Cost $1,797,859)		1,777,484

TOTAL LONG-TERM INVESTMENTS (Cost $1,416,333,229)		1,458,872,160

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 21.0%
Commercial Paper — 21.0%
Agrium, Inc. 0.100% 4/20/15	$8,000,000	$7,997,678
Ameren Corp. 0.630% 4/24/15	10,000,000	9,995,975
Amphenol Corp. (a) 0.480% 4/27/15	10,000,000	9,996,533
Anadarko Petroleum Corp. (a) 0.530% 4/23/15	4,000,000	3,998,705
Anadarko Petroleum Corp. (a) 0.580% 5/28/15	7,700,000	7,692,929
Apache Corp. (a) 0.400% 4/01/15	10,000,000	10,000,000
Apache Corp. (a) 0.600% 4/09/15	5,300,000	5,299,293
AutoZone, Inc. (a) 0.630% 4/17/15	10,700,000	10,697,004
Baxter International, Inc. (a) 0.630% 4/15/15	10,000,000	9,997,550
Baxter International, Inc. (a) 0.630% 4/21/15	10,000,000	9,996,500
Bell Canada (a) 0.700% 6/18/15	13,000,000	12,980,283
Bell Canada (a) 0.700% 6/25/15	5,125,000	5,116,530
Carnival Corp. (a) 0.630% 4/15/15	1,200,000	1,199,706
Carnival Corp. (a) 0.700% 4/20/15	10,000,000	9,996,306
CenterPoint Energy, Inc. (a) 0.400% 4/01/15	17,148,000	17,148,000
Centrica PLC (a) 0.690% 4/15/15	20,000,000	19,994,633
Duke Energy Corp. (a) 0.630% 7/08/15	8,000,000	7,986,280
Ecolab, Inc. (a) 0.650% 4/16/15	6,200,000	6,198,321
Enbridge, Inc. (a) 0.600% 4/13/15	6,000,000	5,998,800
Encana Corp. (a) 0.600% 4/29/15	10,000,000	9,995,333
FMC Corp. (a) 0.530% 4/08/15	3,000,000	2,999,691
Glencore Funding LLC (a) 0.630% 5/11/15	15,000,000	14,989,500
Holcim US Finance SARL & Cie (a) 0.100% 4/08/15	7,200,000	7,199,230
Holcim US Finance SARL & Cie (a) 0.550% 5/04/15	11,700,000	11,694,101
Holcim US Finance SARL & Cie (a) 0.550% 5/05/15	2,000,000	1,998,961

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hyundai Capital America (a) 0.100% 4/21/15	$3,900,000	$3,898,917
Hyundai Capital America (a) 0.500% 4/22/15	10,000,000	9,997,083
Ingerosoll-Rand (a) 0.610% 4/17/15	2,560,000	2,559,306
Mohawk Industries, Inc. (a) 0.590% 4/24/15	8,000,000	7,996,985
National Grid USA (a) 0.500% 5/06/15	7,650,000	7,646,281
National Grid USA (a) 0.500% 5/07/15	3,000,000	2,998,500
Pentair Finance (a) 0.700% 6/02/15	1,500,000	1,498,192
Pentair Finance (a) 0.730% 6/09/15	8,565,000	8,553,016
Pentair Finance (a) 0.820% 7/24/15	10,000,000	9,974,033
PPG Industries, Inc. 0.560% 4/13/15	10,000,000	9,998,133
Tate & Lyle International Finance PLC (a) 0.710% 5/19/15	4,025,000	4,021,190
Vodafone Group PLC (a) 0.470% 6/08/15	5,000,000	4,995,561
Vodafone Group PLC (a) 0.499% 6/01/15	8,000,000	7,993,358
Vodafone Group PLC (a) 0.550% 4/08/15	5,000,000	4,999,465
Vodafone Group PLC (a) 0.570% 6/01/15	2,000,000	1,998,068

		310,295,930

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	122,342	122,342

TOTAL SHORT-TERM INVESTMENTS (Cost $310,418,272)		310,418,272

TOTAL INVESTMENTS — 119.8% (Cost $1,726,751,501) (g)		1,769,290,432

Other Assets/(Liabilities) — (19.8)%		(292,423,479)

NET ASSETS — 100.0%		$1,476,866,953

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
OTC	Over-the-counter
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $513,253,079 or 34.75% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2015, these securities amounted to a value of $37,181 or 0.00% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At March 31, 2015, these securities amounted to a value of $2,399,813 or 0.16% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	A portion of this security is held as collateral for open swap agreements (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Money Market Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 133.3%
Commercial Paper — 104.5%
Air Products & Chemicals, Inc. (a) 0.120% 4/07/15	$6,000,000	$5,999,879
American Honda Finance Corp. 0.120% 4/23/15	6,000,000	5,999,560
Anheuser-Busch InBev Worldwide, Inc. (a) 0.130% 4/08/15	6,000,000	5,999,848
Archer-Daniels-Midland Co. (a) 0.080% 4/09/15	4,150,000	4,149,926
Astrazeneca Plc (a) 0.110% 4/02/15	5,000,000	4,999,985
Bank of Nova Scotia (a) 0.170% 6/19/15	3,000,000	2,998,881
Basin Electric Power Cooperative (a) 0.120% 5/01/15	4,100,000	4,099,590
Basin Electric Power Cooperative (a) 0.130% 4/03/15	2,000,000	1,999,986
Cargill, Inc. (a) 0.070% 4/07/15	6,000,000	5,999,930
Caterpillar Financial Services Corp. 0.100% 4/02/15	6,000,000	5,999,983
CDP Financial, Inc. 0.180% 7/20/15	6,000,000	5,996,700
Coca-Cola Co., The (a) 0.290% 9/10/15	3,850,000	3,844,976
ConocoPhillips Qatar Funding Ltd. (a) 0.170% 5/18/15	3,000,000	2,999,334
ConocoPhillips Qatar Funding Ltd. (a) 0.190% 5/18/15	3,000,000	2,999,256
Danaher Corp. (a) 0.120% 4/10/15	5,500,000	5,499,835
Dover Corp. (a) 0.100% 4/07/15	6,000,000	5,999,900
Eli Lilly & Co. (a) 0.070% 4/01/15	2,775,000	2,775,000
Emerson Electric Co. (a) 0.110% 5/18/15	4,500,000	4,499,354
Emerson Electric Co. (a) 0.120% 5/26/15	1,500,000	1,499,725
Estee Lauder Companies (a) 0.080% 4/07/15	6,000,000	5,999,920
Hershey Foods Corp. (a) 0.090% 4/27/15	3,425,000	3,424,777
Illinois Tool Works, Inc. (a) 0.090% 4/09/15	4,500,000	4,499,910
Illinois Tool Works, Inc. (a) 0.090% 4/10/15	1,500,000	1,499,966
John Deere Capital Corp. (a) 0.080% 4/23/15	6,100,000	6,099,702

	Principal Amount	Value
L’Oreal USA, Inc. (a) 0.100% 4/02/15	$2,000,000	$1,999,994
Merck & Co., Inc. (a) 0.080% 4/17/15	6,100,000	6,099,783
Microsoft Corp. (a) 0.090% 4/22/15	5,000,000	4,999,738
MUFG Union Bank NA 0.120% 4/16/15	5,700,000	5,699,715
National Rural Utilities Cooperative Finance Corp. 0.110% 4/20/15	5,900,000	5,899,657
Nestle Capital Corp. (a) 0.100% 6/09/15	5,000,000	4,999,042
Nestle Capital Corp. (a) 0.220% 7/06/15	600,000	599,648
NSTAR Electric Co. 0.330% 4/01/15	6,100,000	6,100,000
Paccar Financial Corp. 0.140% 4/29/15	1,500,000	1,499,837
Pfizer, Inc. (a) 0.150% 7/09/15	5,000,000	4,997,938
Precision Castparts Corp. (a) 0.100% 5/05/15	6,000,000	5,999,433
Proctor & Gamble Co. (a) 0.110% 5/13/15	6,000,000	5,999,230
Reckitt Benckiser Treasury Services PLC (a) 0.170% 7/13/15	1,000,000	999,514
Reckitt Benckiser Treasury Services PLC (a) 0.220% 4/21/15	480,000	479,941
Reckitt Benckiser Treasury Services PLC (a) 0.250% 7/23/15	4,000,000	3,996,861
Roche Holding, Inc. (a) 0.120% 7/06/15	6,000,000	5,998,080
United Technologies Corp. (a) 0.110% 6/16/15	6,100,000	6,098,583
UnitedHealth Group, Inc. (a) 0.270% 5/04/15	6,000,000	5,998,515
Walt Disney Co., The (a) 0.080% 5/01/15	1,000,000	999,933
Walt Disney Co., The (a) 0.090% 5/20/15	5,000,000	4,999,388

		190,350,753

Corporate Debt — 5.9%
General Electric Capital Corp. FRN 0.851% 1/08/16	3,990,000	4,008,295
General Electric Capital Corp. VRN 1.008% 8/11/15	1,500,000	1,504,312

The accompanying notes are an integral part of the portfolio of investments.

MML Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
International Business Machines Corp. FRN 0.283% 7/29/15	$2,210,000	$2,210,352
International Business Machines Corp. FRN 0.325% 2/05/16	3,000,000	3,002,497

		10,725,456

Discount Notes — 7.4%
Federal Farm Credit Discount Notes 0.140% 5/05/15	120,000	119,984
Federal Farm Credit Discount Notes 0.180% 10/19/15	250,000	249,749
Federal Farm Credit Discount Notes 0.225% 8/27/15	450,000	449,584
Federal Home Loan Bank Discount Notes 0.050% 5/01/15	2,500,000	2,499,896
Federal Home Loan Bank Discount Notes 0.060% 4/17/15	886,000	885,976
Federal Home Loan Bank Discount Notes 0.060% 4/29/15	465,000	464,978
Federal Home Loan Bank Discount Notes 0.060% 5/06/15	1,000,000	999,942
Federal Home Loan Bank Discount Notes 0.065% 5/06/15	1,300,000	1,299,918
Federal Home Loan Bank Discount Notes 0.130% 7/29/15	875,000	874,624
Federal Home Loan Bank Discount Notes 0.135% 8/21/15	1,775,000	1,774,055
Federal Home Loan Bank Discount Notes 0.180% 4/17/15	750,000	749,940
Federal Home Loan Bank Discount Notes 0.180% 4/24/15	750,000	749,914
Federal Home Loan Bank Discount Notes 0.183% 8/14/15	200,000	199,865
Federal National Mortgage Association 0.150% 9/01/15	2,000,000	1,998,725
Federal National Mortgage Association 0.180% 5/13/15	135,000	134,971

		13,452,121

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	10,607	10,607

	Principal Amount	Value
U.S. Government Obligations — 14.4%
U.S. Treasury Note 0.080%, due 1/31/16	$7,500,000	$7,500,317
U.S. Treasury Note 0.125%, due 4/30/15	2,475,000	2,475,036
U.S. Treasury Note 0.250%, due 5/31/15	3,000,000	3,000,715
U.S. Treasury Note 0.250%, due 8/15/15	5,000,000	5,002,695
U.S. Treasury Note 0.375%, due 4/15/15	2,500,000	2,500,267
U.S. Treasury Note 0.375%, due 6/30/15	5,000,000	5,003,215
U.S. Treasury Note 2.125%, due 5/31/15	825,000	827,765

		26,310,010

U.S. Treasury Bills — 1.1%
U.S. Treasury Bill 0.095% 5/28/15	2,000,000	1,999,701

TOTAL SHORT-TERM INVESTMENTS (Cost $242,848,648)		242,848,648

TOTAL INVESTMENTS — 133.3% (Cost $242,848,648) (b)		242,848,648

Other Assets/(Liabilities) — (33.3)%		(60,647,626)

NET ASSETS — 100.0%		$182,201,022

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
FRN	Floating Rate Note
VRN	Variable Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $153,155,301 or 84.06% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Consumer, Non-cyclical — 0.1%
Pharmaceuticals — 0.1%
Actavis PLC 5.500%	185	$187,220

Energy — 0.1%
Oil & Gas — 0.1%
Southwestern Energy Co. 6.250%	4,100	206,599

TOTAL PREFERRED STOCK (Cost $390,000)		393,819

TOTAL EQUITIES (Cost $390,000)		393,819

	Principal Amount
BONDS & NOTES — 97.3%

CORPORATE DEBT — 39.6%
Aerospace & Defense — 0.1%
Exelis, Inc. 4.250% 10/01/16	$270,000	278,384

Agriculture — 0.1%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	200,000	206,133

Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	40,000	41,400
United Air Lines, Inc. (a) 10.110% 2/19/49	6,047	2,373

		43,773

Auto Manufacturers — 0.7%
General Motors Co. 3.500% 10/02/18	205,000	210,035
Hyundai Capital America (b) 2.550% 2/06/19	170,000	172,891
Volkswagen Group of America Finance LLC (b) 1.600% 11/20/17	200,000	201,750
Volvo Treasury AB (b) 5.950% 4/01/15	750,000	750,000

		1,334,676

Banks — 2.8%
Credit Suisse 1.750% 1/29/18	765,000	767,324
Deutsche Bank AG 1.400% 2/13/17	210,000	210,177
Deutsche Bank AG 2.500% 2/13/19	335,000	340,046

	Principal Amount	Value
First Horizon National Corp. 5.375% 12/15/15	$1,984,000	$2,035,199
Intesa Sanpaolo SpA 3.875% 1/16/18	910,000	954,756
Regions Financial Corp. 5.750% 6/15/15	515,000	519,568
Regions Financial Corp. 7.500% 5/15/18	130,000	151,103
Skandinaviska Enskilda Banken AB (b) 2.375% 3/25/19	200,000	203,080
SVB Financial Group 5.375% 9/15/20	75,000	85,354

		5,266,607

Building Materials — 0.9%
Lafarge SA (b) 6.200% 7/09/15	400,000	403,500
Martin Marietta Material, Inc. FRN 1.373% 6/30/17	205,000	203,866
Masco Corp. 4.800% 6/15/15	490,000	493,954
Masco Corp. 7.125% 3/15/20	500,000	586,250

		1,687,570

Chemicals — 1.4%
Ashland, Inc. 3.000% 3/15/16	641,000	647,410
Cabot Corp. 5.000% 10/01/16	330,000	348,546
Incitec Pivot Ltd. (b) 4.000% 12/07/15	1,090,000	1,110,435
LyondellBasell Industries NV 5.000% 4/15/19	200,000	220,553
RPM International, Inc. 6.125% 10/15/19	300,000	342,880

		2,669,824

Commercial Services — 0.9%
The ADT Corp. 2.250% 7/15/17	295,000	292,788
Brambles USA, Inc. (b) 3.950% 4/01/15	265,000	265,000
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	11,000	11,055
Leidos Holdings, Inc. 4.450% 12/01/20	525,000	522,594
The Western Union Co. 5.930% 10/01/16	545,000	581,192

		1,672,629

Computers — 0.2%
Hewlett-Packard Co. 2.125% 9/13/15	135,000	135,856

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hewlett-Packard Co. 2.200% 12/01/15	$175,000	$176,531
Hewlett-Packard Co. 3.000% 9/15/16	85,000	87,243

		399,630

Distribution & Wholesale — 0.1%
Arrow Electronics, Inc. 3.000% 3/01/18	105,000	107,725

Diversified Financial — 9.7%
AerCap Ireland Capital Ltd. (b) 4.500% 5/15/21	710,000	733,962
Air Lease Corp. 3.375% 1/15/19	365,000	372,300
Air Lease Corp. 5.625% 4/01/17	1,315,000	1,405,406
Caisse Centrale Desjardins (b) 1.750% 1/29/18	1,065,000	1,066,921
Citigroup, Inc. 5.500% 2/15/17	2,250,000	2,412,871
ERAC USA Finance LLC (b) 5.900% 11/15/15	1,000,000	1,030,766
Ford Motor Credit Co. LLC 12.000% 5/15/15	215,000	217,643
General Motors Financial Co., Inc. 2.625% 7/10/17	190,000	191,903
The Goldman Sachs Group, Inc. 1.600% 11/23/15	230,000	231,338
Hyundai Capital America (b) 3.750% 4/06/16	1,875,000	1,922,162
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	955,000	962,162
International Lease Finance Corp. FRN 2.221% 6/15/16	750,000	750,000
International Lease Finance Corp. 3.875% 4/15/18	100,000	101,500
International Lease Finance Corp. 5.750% 5/15/16	741,000	770,269
Janus Capital Group, Inc. 6.700% 6/15/17	953,000	1,047,612
JP Morgan Chase & Co. 3.450% 3/01/16	890,000	910,194
Lazard Group LLC 6.850% 6/15/17	39,000	43,328
Merrill Lynch & Co., Inc. 5.700% 5/02/17	1,200,000	1,292,878
Merrill Lynch & Co., Inc. 6.050% 5/16/16	1,750,000	1,837,024
Morgan Stanley 3.800% 4/29/16	1,000,000	1,028,912
Morgan Stanley 6.000% 4/28/15	175,000	175,577

		18,504,728

	Principal Amount	Value
Electric — 1.4%
IPALCO Enterprises, Inc. 5.000% 5/01/18	$315,000	$333,900
IPALCO Enterprises, Inc. (b) 7.250% 4/01/16	2,110,000	2,204,950
Kansas Gas & Electric Co. 5.647% 3/29/21	30,384	30,688

		2,569,538

Electronics — 0.4%
Amphenol Corp. 2.550% 1/30/19	215,000	218,946
Avnet, Inc. 6.625% 9/15/16	220,000	235,758
Jabil Circuit, Inc. 7.750% 7/15/16	145,000	155,513
Jabil Circuit, Inc. 8.250% 3/15/18	90,000	104,175

		714,392

Engineering & Construction — 0.1%
BAA Funding Ltd. (b) 2.500% 6/25/17	200,000	200,674

Foods — 0.4%
JBS Investments GmbH (b) 7.750% 10/28/20	200,000	211,500
Tyson Foods, Inc. 2.650% 8/15/19	60,000	61,437
Tyson Foods, Inc. 6.600% 4/01/16	510,000	538,002

		810,939

Forest Products & Paper — 0.5%
Domtar Corp. 7.125% 8/15/15	280,000	284,740
Domtar Corp. 10.750% 6/01/17	400,000	468,854
Sappi Papier Holding GmbH (b) 7.750% 7/15/17	200,000	217,000

		970,594

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	100,000	100,270

Health Care – Products — 0.2%
Zimmer Holdings, Inc. 2.000% 4/01/18	398,000	401,184

Health Care – Services — 0.2%
Laboratory Corp. of America Holdings 2.625% 2/01/20	440,000	442,755

Holding Company – Diversified — 0.3%
Leucadia National Corp. 8.125% 9/15/15	500,000	514,655

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Builders — 0.7%
DR Horton, Inc. 3.750% 3/01/19	$950,000	$961,875
Lennar Corp. 4.500% 11/15/19	438,000	450,045

		1,411,920

Insurance — 0.1%
AXIS Specialty Finance PLC 2.650% 4/01/19	90,000	91,084
Willis Group Holdings PLC 4.125% 3/15/16	55,000	56,432

		147,516

Internet — 0.3%
Baidu, Inc. 2.250% 11/28/17	200,000	201,848
Expedia, Inc. 7.456% 8/15/18	345,000	399,205

		601,053

Investment Companies — 0.5%
Ares Capital Corp. 3.875% 1/15/20	465,000	473,140
FS Investment Corp. 4.000% 7/15/19	365,000	370,855
Xstrata Finance Canada Ltd. (b) 2.050% 10/23/15	175,000	175,735

		1,019,730

Iron & Steel — 0.6%
Allegheny Technologies, Inc. 9.375% 6/01/19	470,000	562,825
ArcelorMittal 6.125% 6/01/18	146,000	156,877
Commercial Metals Co. 6.500% 7/15/17	120,000	127,200
Reliance Steel & Aluminum Co. 6.200% 11/15/16	185,000	196,473

		1,043,375

Lodging — 0.1%
Wyndham Worldwide Corp. 2.950% 3/01/17	165,000	168,301

Machinery – Diversified — 0.6%
CNH Industrial Capital LLC 3.250% 2/01/17	105,000	104,475
CNH Industrial Capital LLC (b) 3.375% 7/15/19	215,000	208,550
CNH Industrial Capital LLC 3.625% 4/15/18	100,000	100,250
CNH Industrial Capital LLC 3.875% 11/01/15	150,000	151,125
CNH Industrial Capital LLC 6.250% 11/01/16	190,000	199,975

	Principal Amount	Value
Roper Industries, Inc. 1.850% 11/15/17	$350,000	$352,419

		1,116,794

Manufacturing — 1.1%
Harsco Corp 2.700% 10/15/15	1,106,000	1,106,000
SPX Corp. 6.875% 9/01/17	170,000	184,875
Tyco Electronics Group SA 6.550% 10/01/17	700,000	784,790

		2,075,665

Mining — 0.9%
Freeport-McMoRan, Inc. 2.300% 11/14/17	400,000	398,724
Vale Overseas Ltd. 6.250% 1/11/16	1,250,000	1,292,387

		1,691,111

Office Equipment/Supplies — 0.5%
Pitney Bowes, Inc. 4.750% 1/15/16	95,000	97,822
Pitney Bowes, Inc. 4.750% 5/15/18	750,000	804,246
Pitney Bowes, Inc. 5.750% 9/15/17	33,000	35,793

		937,861

Oil & Gas — 2.5%
Canadian Natural Resources Ltd. 1.750% 1/15/18	390,000	388,068
Chesapeake Energy Corp. 3.250% 3/15/16	650,000	649,187
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	40,000	36,300
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	390,000	373,669
Newfield Exploration Co. 6.875% 2/01/20	150,000	155,280
Noble Holding International Ltd. 4.000% 3/16/18	100,000	100,554
Petrobras International Finance Co. 3.875% 1/27/16	1,000,000	980,880
Petroleos Mexicanos 3.125% 1/23/19	50,000	51,000
Range Resources Corp. 6.750% 8/01/20	825,000	855,937
Rowan Cos., Inc. 5.000% 9/01/17	55,000	56,651
Southwestern Energy Co. 3.300% 1/23/18	125,000	127,398
Transocean, Inc. 4.950% 11/15/15	770,000	783,475

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transocean, Inc. 5.050% 12/15/16	$100,000	$101,000
Transocean, Inc. 6.000% 3/15/18	15,000	14,138

		4,673,537

Oil & Gas Services — 1.1%
Cameron International Corp. 1.400% 6/15/17	300,000	295,590
SESI LLC 6.375% 5/01/19	110,000	111,650
Superior Energy Services, Inc. 7.125% 12/15/21	807,000	815,070
Weatherford International Ltd. 5.125% 9/15/20	713,000	694,289
Weatherford International Ltd. 5.500% 2/15/16	225,000	231,527

		2,148,126

Pharmaceuticals — 0.9%
AbbVie, Inc. 1.750% 11/06/17	200,000	200,709
Actavis Funding SCS 2.350% 3/12/18	520,000	527,033
McKesson Corp. 1.292% 3/10/17	85,000	85,086
McKesson Corp. 2.284% 3/15/19	85,000	85,953
Mylan, Inc. (b) 7.875% 7/15/20	850,000	898,034

		1,796,815

Pipelines — 0.7%
Boardwalk Pipelines LP 5.875% 11/15/16	375,000	393,705
Energy Transfer Partners LP FRN 3.272% 11/01/66	200,000	176,000
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	310,000	339,741
Kinder Morgan, Inc. (b) 5.000% 2/15/21	415,000	443,554

		1,353,000

Real Estate — 0.5%
Regency Centers LP 5.250% 8/01/15	855,000	867,188

Real Estate Investment Trusts (REITS) — 3.4%
ARC Properties Operating Partnership LP 2.000% 2/06/17	225,000	218,138
ARC Properties Operating Partnership LP 3.000% 2/06/19	110,000	106,975
DDR Corp. 7.500% 7/15/18	925,000	1,078,004
Developers Diversified Realty Corp. 5.500% 5/01/15	880,000	882,850

	Principal Amount	Value
Duke Realty LP 5.500% 3/01/16	$250,000	$259,895
Duke Realty LP 5.950% 2/15/17	550,000	594,245
Duke Realty LP 8.250% 8/15/19	200,000	247,002
Federal Realty Investment Trust 6.200% 1/15/17	800,000	877,014
HCP, Inc. 6.000% 1/30/17	550,000	593,981
Highwoods Realty LP 5.850% 3/15/17	275,000	296,742
Highwoods Realty LP 7.500% 4/15/18	25,000	28,894
Realty Income Corp. 2.000% 1/31/18	25,000	25,234
Realty, Inc. 5.950% 9/15/16	750,000	802,187
UDR, Inc. 4.250% 6/01/18	105,000	112,552
UDR, Inc. 5.250% 1/15/16	350,000	361,255

		6,484,968

Retail — 0.4%
Best Buy Co., Inc. 3.750% 3/15/16	575,000	587,938
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	90,000	101,709
QVC, Inc. 3.125% 4/01/19	150,000	151,031

		840,678

Savings & Loans — 0.4%
Glencore Funding LLC (b) 1.700% 5/27/16	369,000	370,540
Glencore Funding LLC (b) 3.125% 4/29/19	360,000	368,172

		738,712

Semiconductors — 0.2%
KLA-Tencor Corp. 2.375% 11/01/17	300,000	304,903

Telecommunications — 1.0%
Frontier Communications Corp. 8.250% 4/15/17	795,000	875,494
Qwest Corp. 8.375% 5/01/16	315,000	335,547
Sprint Communications, Inc. (b) 9.000% 11/15/18	395,000	453,263
Telefonica Emisiones SAU 6.421% 6/20/16	130,000	138,130
Verizon Communications, Inc. 2.625% 2/21/20	72,000	73,250

		1,875,684

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 2.0%
Asciano Finance (b) 3.125% 9/23/15	$3,090,000	$3,115,795
Asciano Finance (b) 5.000% 4/07/18	147,000	158,074
Ryder System, Inc. 2.500% 3/01/18	475,000	485,962
Ryder System, Inc. 2.550% 6/01/19	65,000	65,968

		3,825,799

Trucking & Leasing — 0.6%
GATX Corp. 3.500% 7/15/16	30,000	30,828
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 3/15/16	125,000	126,810
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 6/15/19	270,000	270,354
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 3.750% 5/11/17	770,000	803,094

		1,231,086

TOTAL CORPORATE DEBT (Cost $74,903,062)		75,250,502

MUNICIPAL OBLIGATIONS — 0.3%
Louisiana State Public Facilities Authority FRN 1.156% 4/26/27	144,137	144,607
State of Illinois 5.365% 3/01/17	400,000	428,676

		573,283

TOTAL MUNICIPAL OBLIGATIONS (Cost $544,137)		573,283

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.1%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A FRN (b) 1.676% 10/20/20	200,000	200,008

Automobile ABS — 3.1%
American Credit Acceptance Receivables Trust, Series 2014-3, Class A (b) 0.990% 8/10/18	296,056	295,879

	Principal Amount	Value
American Credit Acceptance Receivables Trust, Series 2012-3, Class C (b) 2.780% 9/17/18	$280,000	$281,549
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (b) 0.725% 3/15/20	43,193	43,205
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A (b) 2.054% 8/20/16	250,000	250,611
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A (b) 2.100% 3/20/19	200,000	202,456
Capital Automotive REIT, Series 2012-1A, Class A (b) 4.700% 7/15/42	196,942	203,493
CarNow Auto Receivables Trust, Series 2014-1A, Class A (b) 0.960% 1/17/17	211,817	211,662
CFC LLC, Series 2013-1A, Class A (b) 1.650% 7/17/17	18,564	18,576
CFC LLC, Series 2015-1A, Class A (b) 1.750% 6/15/21	292,778	292,210
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (b) 0.925% 11/07/23	97,947	97,992
CPS Auto Trust, Series 2014-B, Class A (b) 1.110% 11/15/18	294,777	293,931
CPS Auto Trust, Series 2014-C, Class A (b) 1.310% 2/15/19	282,138	281,728
CPS Auto Trust, Series 2014-D, Class A (b) 1.490% 4/15/19	180,300	180,124
CPS Auto Trust, Series 2013-D, Class A (b) 1.540% 7/16/18	177,227	177,506
CPS Auto Trust, Series 2013-B, Class A (b) 1.820% 9/15/20	374,746	375,538
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (b) 1.880% 3/15/22	370,000	370,616
Exeter Automobile Receivables Trust, Series 2014-2A, Class A (b) 1.060% 8/15/18	215,549	214,995
Exeter Automobile Receivables Trust, Series 2014-1A, Class A (b) 1.290% 5/15/18	114,134	114,355
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (b) 1.320% 1/15/19	199,966	199,672
First Investors Auto Owner Trust, Series 2013-3A, Class A3 (b) 1.440% 10/15/19	300,000	300,533
Flagship Credit Auto Trust, Series 2013-1, Class A (b) 1.320% 4/16/18	73,954	74,010

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Flagship Credit Auto Trust, Series 2014-2, Class A (b) 1.430% 12/16/19	$252,523	$252,134
Flagship Credit Auto Trust, Series 2013-2, Class A (b) 1.940% 1/15/19	147,306	147,883
Oscar US Funding Trust, Series 2014-1A, Class A2 (b) 1.000% 8/15/17	340,000	339,987
Tidewater Auto Receivables Trust, Series 2014-AA, Class A2 (b) 0.960% 7/15/17	202,957	202,907
United Auto Credit Securitization Trust, Series 2014-1, Class A2 (b) 0.740% 6/15/16	300,289	300,284
Westlake Automobile Receivables Trust, Series 2014-2A, Class A2 (b) 0.970% 10/16/17	200,000	199,957

		5,923,793

Commercial MBS — 6.5%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4 VRN 5.575% 6/10/49	350,000	372,897
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.754% 2/10/51	245,059	266,092
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 5.821% 2/10/51	180,000	195,488
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.213% 2/10/51	393,836	433,889
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4B 4.943% 9/11/42	335,000	339,241
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	255,000	268,587
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	225,000	237,931
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3 VRN 5.468% 6/11/41	7,420	7,423
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4 VRN 5.471% 1/12/45	415,559	442,039

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class AM VRN 5.568% 10/12/41	$290,000	$307,102
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	110,000	118,818
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.742% 9/11/38	400,000	417,591
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.896% 6/11/50	425,000	463,850
Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A FRN (b) 0.975% 3/15/29	365,000	363,934
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	290,000	303,397
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A1A VRN 5.740% 6/10/46	210,164	218,035
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.776% 6/10/46	225,000	235,859
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.798% 12/10/49	390,000	423,690
DBRR Trust, Series 2013-EZ3, Class A VRN (b) 1.636% 12/18/49	283,446	284,778
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1 2.238% 8/10/44	75,689	75,919
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (b) 3.386% 7/10/44	189,943	194,394
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (b) 3.742% 11/10/46	353,833	359,887
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.785% 7/10/38	105,444	109,279
GS Mortgage Securities Corp., Series 2014-4R, Class AS FRN (b) 0.353% 1/26/34	260,000	246,825

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM 4.780% 7/15/42	$300,000	$300,689
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class AM VRN 5.429% 12/12/44	480,000	493,718
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	465,955	488,652
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	485,000	513,675
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	480,000	518,577
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 5.868% 6/12/46	235,197	243,812
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	250,000	272,239
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	200,000	212,107
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	400,000	424,096
Morgan Stanley Capital I, Series 2007-HQ11, Class AM VRN 5.478% 2/12/44	300,000	320,076
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	57,341	57,687
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.270% 1/11/43	134,601	149,600
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	93,662	93,662
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.532% 8/15/39	17,639	17,707
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.532% 8/15/39	200,000	202,193
VFC LLC, Series 2014-2, Class A, (Acquired 7/9/14, Cost $250,000) (b) (c) 2.750% 7/20/30	143,279	143,283
VFC LLC, Series 2015-3, Class A (Acquired 3/25/15, Cost $249,531) (b) (c) 2.750% 12/20/31	250,000	249,599

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.321% 12/15/44	$355,000	$362,356
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	235,000	247,778
Wells Fargo Reremic Trust, Series 2012-IO, Class A (b) 1.750% 8/20/21	84,090	84,090
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (b) 3.240% 3/15/44	173,141	176,782
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	200,000	202,923

		12,462,246

Home Equity ABS — 2.4%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.444% 8/25/35	80,661	80,460
ACE Securities Corp., Series 2005-HE7, Class A2D FRN 0.503% 11/25/35	123,740	121,989
ACE Securities Corp., Series 2005-HE5, Class M2 FRN 0.664% 8/25/35	238,722	237,060
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.834% 6/25/35	68,983	68,466
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.849% 2/25/35	40,778	40,418
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE3, Class A2 FRN 0.353% 4/25/36	77,780	77,167
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1 FRN 0.653% 12/25/35	350,000	334,895
Citigroup Mortgage Loan Trust, Series 2003-HE4, Class A FRN (b) 0.584% 12/25/33	7,591	7,590
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2 FRN 0.604% 7/25/35	65,088	63,549
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.623% 8/25/35	71,169	70,906
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.634% 9/25/34	34,449	33,845

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.074% 2/25/35	$102,644	$89,714
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (b) 0.464% 7/25/36	29,040	28,956
Fieldstone Mortgage Investment Corp., Series 2004-4, Class M2 FRN 1.748% 10/25/35	135,185	134,266
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.594% 5/25/36	183,410	179,566
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.604% 5/25/35	142,246	141,718
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.414% 1/25/36	98,802	96,172
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.604% 4/25/35	86,649	82,759
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.344% 8/25/36	65,444	64,686
Home Equity Asset Trust, Series 2005-HF1, Class A2B FRN 0.874% 2/25/36	212,479	204,220
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2 FRN 0.393% 10/25/35	261,584	257,809
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (b) 0.954% 12/25/32	52,676	52,725
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.999% 6/25/35	283,147	273,354
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class A2C FRN 0.374% 8/25/36	80,415	79,566
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.913% 6/28/35	261,398	259,709
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.924% 7/25/35	141,277	141,726
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 6.554% 10/25/28	17	17
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D FRN 0.544% 1/25/36	301,715	298,464

	Principal Amount	Value
Option One Mortgage Loan Trust, Series 2005-5, Class A3 FRN 0.384% 12/25/35	$281,838	$276,576
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.434% 9/25/35	110,747	110,130
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.554% 8/25/35	100,058	99,090
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.674% 3/25/35	92,008	91,798
Residential Asset Securities Corp., Series 2005-EMX4, Class M1 FRN 0.604% 11/25/35	188,084	184,993
Security National Mortgage Loan Trust, Series 2006-3A, Class A1 FRN (b) 0.454% 1/25/37	182,155	181,645
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.534% 8/25/35	56,647	56,246

		4,522,250

Other ABS — 10.0%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1 FRN (b) 0.375% 3/15/41	198,995	195,746
321 Henderson Receivables I LLC, Series 2010-3A, Class A (b) 3.820% 12/15/48	404,409	425,407
AIMCO CLO Ltd., Series 2014-AA, Class A FRN (b) 1.797% 7/20/26	350,000	349,779
Alterna Funding I LLC, Series 2014-1A, Class NOTE (b) 1.639% 2/15/21	240,921	241,222
ARL First LLC, Series 2012-1A, Class A1 FRN (b) 1.925% 12/15/42	416,419	418,553
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (b) 1.040% 1/10/17	395,744	395,664
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (b) 1.580% 10/10/18	240,000	239,827
BCC Funding VIII LLC, Series 2014-1A, Class A (b) 1.794% 6/20/20	121,983	121,907
Birchwood Park CLO Ltd., Series 2014-1A, Class A FRN (b) 1.693% 7/15/26	340,000	339,024
CAN Capital Funding LLC, Series 2014-1A, Class A (b) 3.117% 4/15/20	250,000	249,062

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (b) 1.777% 4/17/25	$535,000	$535,057
CCG Receivables Trust, Series 2014-1, Class A2 (b) 1.060% 11/15/21	202,043	201,952
CLI Funding LLC, Series 2006-1A, Class A FRN (b) 0.353% 8/18/21	378,657	376,574
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3 FRN (b) 0.474% 7/25/36	300,000	292,528
DB Master Finance LLC, Series 2015-1A, Class A2I (b) 3.262% 2/20/45	220,000	220,037
Diamond Resorts Owner Trust, Series 2014-1, Class A (b) 2.540% 5/20/27	139,215	139,688
Direct Capital Funding V LLC, Series 2013-2, Class A2 (b) 1.730% 8/20/18	239,695	239,927
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	376,838	394,463
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (b) 1.950% 11/25/39	275,000	272,847
Drug Royalty Corp., Inc., Series 2014-1, Class A1 FRN (b) 3.081% 7/15/23	262,145	266,206
Drug Royalty Corp., Inc., Series 2012-1, Class A1 FRN (b) 5.503% 7/15/24	117,692	121,099
Eaton Vance CLO, Series 2014-1A, Class A FRN (b) 1.703% 7/15/26	450,000	448,711
Element Rail Leasing I LLC, Series 2014-1A, Class A1 (b) 2.299% 4/19/44	224,428	223,500
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (b) 2.707% 2/19/45	100,000	100,364
FNA Trust, Series 2014-1A, Class A (b) 1.296% 12/10/22	256,803	256,723
FRS I LLC, Series 2013-1A, Class A1 (b) 1.800% 4/15/43	107,507	108,590
Global Container Assets Ltd., Series 2013-1A, Class A1 (b) 2.200% 11/05/28	275,646	274,788
Global SC Funding One Ltd., Series 2015-1, Class B1 (b) 2.740% 1/18/30	236,474	236,437

	Principal Amount	Value
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A FRN (b) 1.406% 4/25/25	$535,000	$525,054
Hercules Capital Funding Trust, Series 2012-1A, Class A (b) 3.320% 12/16/17	10,401	10,472
Hercules Capital Funding Trust, Series 2014-1A, Class A (b) 3.524% 4/16/21	250,000	249,922
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (b) 2.422% 6/02/17	250,000	253,852
Hilton Grand Vacations Trust, Series 2014-AA, Class A (b) 1.770% 11/25/26	335,668	333,026
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	299,190	301,651
Horizon Funding Trust, Series 2013-1A, Class A (b) 3.000% 5/15/18	94,026	94,526
Icon Brand Holdings LLC, Series 2012-1A, Class A (b) 4.229% 1/25/43	167,352	167,657
Icon Brand Holdings LLC, Series 2013-1A, Class A (b) 4.352% 1/25/43	186,189	189,168
ING Investment Management CLO Ltd., Series 2013-3A, Class A1 FRN (b) 1.707% 1/18/26	260,000	259,120
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A FRN (b) 0.485% 5/01/22	515,207	512,477
LCM Ltd., Series 10AR, Class AR FRN (b) 1.513% 4/15/22	500,000	498,283
LCM Ltd., Series 16A, Class A FRN (b) 1.753% 7/15/26	430,000	429,612
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (b) 1.757% 7/20/26	430,000	429,999
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (b) 4.809% 7/20/31	183,180	183,516
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.119% 4/25/35	459,922	454,912
MVW Owner Trust, Series 2013-1A, Class A (b) 2.150% 4/22/30	239,584	240,222
MVW Owner Trust, Series 2014-2, Class A (b) 2.250% 9/20/31	363,070	362,619

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nations Equipment Finance Funding I LLC, Series 2013-1A, Class A (b) 1.697% 11/20/16	$35,749	$35,781
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (b) 1.558% 7/20/18	165,028	164,996
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (b) 2.120% 11/15/18	250,000	249,967
New York City Tax Lien, Series 2014-A, Class A (b) 1.030% 11/10/27	134,216	134,177
New York City Tax Lien, Series 2013-A, Class A (b) 1.190% 11/10/26	18,793	18,780
OnDeck Asset Securitization Trust, Series 2014-1A, Class A (b) 3.150% 5/17/18	170,000	170,278
Orange Lake Timeshare Trust, Series 2014-AA, Class A (b) 2.290% 7/09/29	99,757	100,961
Oxford Finance Funding Trust, Series 2014-1A, Class A (b) 3.475% 12/15/22	100,000	100,387
RAAC, Series 2006-RP2, Class A FRN (b) 0.424% 2/25/37	250,162	248,239
Race Point VIII CLO Ltd., Series 2012-7A, Class A FRN (b) 1.675% 11/08/24	200,000	199,630
SBA Tower Trust, Series 2014-1A, Class C STEP (b) 2.898% 10/15/44	300,000	303,646
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A (b) 2.050% 6/20/31	242,962	242,349
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (b) 2.280% 11/20/25	102,860	103,060
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	60,747	61,495
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (b) 3.370% 7/20/28	52,322	53,424
Sonic Capital LLC, Series 2011-1A, Class A2 (b) 5.438% 5/20/41	475,666	502,888
SpringCastle America Funding LLC, Series 2014-AA, Class A (b) 2.700% 5/25/23	413,663	414,682
Springleaf Funding Trust, Series 2013-AA, Class A (b) 2.580% 9/15/21	193,898	193,910

	Principal Amount	Value
SVO VOI Mortgage LLC, Series 2010-AA, Class A (b) 3.650% 7/20/27	$64,660	$66,153
TAL Advantage LLC, Series 2006-1A FRN (b) 0.366% 4/20/21	151,667	151,410
TAL Advantage LLC, Series 2014-2A, Class A1 (b) 1.700% 5/20/39	275,554	273,791
Trade MAPS 1 Ltd., Series 2013-1A, Class A FRN (b) 0.875% 12/10/18	605,000	604,657
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (b) 2.575% 10/15/15	754,000	754,273
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (b) 2.675% 7/15/41	295,195	303,878
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	84,341	88,509
Westgate Resorts LLC, Series 2014-1A, Class A (b) 2.150% 12/20/26	292,824	291,094

		19,014,185

Student Loans ABS — 2.8%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.392% 8/25/26	25,149	25,098
Access Group, Inc., Series 2004-A, Class A2 FRN 0.516% 4/25/29	191,824	190,657
Access Group, Inc., Series 2003-A, Class A3 FRN 1.225% 7/01/38	155,755	141,523
Brazos Student Finance Corp., Series 2003-A, Class A3 FRN 1.729% 7/01/38	200,000	184,495
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.520% 6/15/43	200,000	197,860
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.672% 6/15/43	250,000	249,905
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (b) 0.332% 5/25/23	95,334	94,771
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (b) 0.362% 8/25/25	148,111	147,948
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.556% 10/28/41	105,322	104,977

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4 FRN 0.579% 9/27/35	$260,000	$249,897
National Collegiate Student Loan Trust, Series 2007-1, Class A2 FRN 0.304% 11/27/28	226,103	223,866
National Collegiate Student Loan Trust, Series 2006-3, Class A3 FRN 0.324% 10/25/27	403,752	397,735
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.364% 2/25/28	251,840	251,178
National Collegiate Student Loan Trust, Series 2004-1, Class A2 FRN 0.527% 6/25/27	353,646	351,011
Navient Private Education Loan Trust, Series 2014-AA, Class A2A (b) 2.740% 2/15/29	340,000	342,360
Nelnet Student Loan Trust, Series 2014-6A, Class A FRN (b) 0.824% 11/25/47	285,668	284,077
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 0.974% 4/25/46	94,234	94,739
Nelnet Student Loan Trust, Series 2014-1A, Class B FRN (b) 1.674% 10/25/47	170,000	159,793
North Carolina State Education Assistance Authority FRN 1.156% 1/26/26	256,779	258,214
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.472% 5/28/26	24,394	24,379
Pennsylvania Higher Education Assistance Agency, Series 2004 A-1, Class B-1 FRN 1.673% 4/25/44	100,000	97,532
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.423% 7/15/36	193,813	192,623
SLM Student Loan Trust, Series 2006-10, Class B FRN 0.476% 3/25/44	179,398	157,151
SLM Student Loan Trust, Series 2002-5, Class B FRN 0.701% 9/16/24	270,000	266,266
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 0.950% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (b) 1.575% 8/15/25	136,649	137,841
SLM Student Loan Trust, Series 2013-4, Class B FRN 1.674% 12/28/43	120,000	113,461

	Principal Amount	Value
Social Professional Loan Program LLC, Series 2014-A, Class A1 FRN (b) 1.774% 6/25/25	$357,987	$361,947

		5,351,304

WL Collateral CMO — 0.1%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.663% 8/25/34	19,263	18,714
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.659% 2/25/34	4,737	4,690
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.909% 9/25/33	1,443	1,367
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.474% 8/25/34	4,051	3,876
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.371% 8/25/34	14,236	11,999
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.424% 8/25/36	20,800	20,377
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.591% 7/25/33	961	952
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.600% 2/25/34	1,823	1,742
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	50	51
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.535% 3/25/34	8,801	8,945
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.528% 4/25/44	21,928	22,766

		95,479

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.423% 11/25/37	95,389	94,578
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.760% 6/25/32	6,126	5,992

		100,570

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $47,601,756)		47,669,835

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 6.2%
Collateralized Mortgage Obligations — 6.0%
Federal Home Loan Mortgage Corp. Series 4291, Class K 3.000% 5/15/38	$978,605	$1,017,222
Series 4447, Class PA 3.000% 12/15/44	250,000	264,075
Series 3990, Class VA 3.500% 1/15/25	609,321	657,075
Series 4213, Class VE 3.500% 6/15/26	525,234	565,330
Series 4290, Class CA 3.500% 12/15/38	1,380,367	1,464,263
Series 4328, Class DA 4.000% 1/15/36	1,081,161	1,158,105
Series 4325, Class MA 4.000% 9/15/39	1,308,076	1,398,878
Series 4336, Class MA 4.000% 1/15/40	2,026,915	2,169,683
Series 4323, Class CA 4.000% 3/15/40	596,143	643,909
Series 2178, Class PB 7.000% 8/15/29	18,511	21,333
Federal National Mortgage Association Series 2014-14, Class A 3.500% 2/25/37	749,120	791,627
Series 2014-48, Class AB 4.000% 10/25/40	645,844	693,634
Government National Mortgage Association, Series 2014-131, Class BW FRN 3.855% 5/20/41	492,821	512,754

U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	19,531	21,764

		11,379,652

Pass-Through Securities — 0.2%
Federal Home Loan Mortgage Corp. Pool #E85389 6.000% 9/01/16	1,536	1,582
Pool #G11431 6.000% 2/01/18	1,241	1,291
Pool #E85032 6.500% 9/01/16	432	445
Pool #E85301 6.500% 9/01/16	4,902	5,069
Pool #E85409 6.500% 9/01/16	3,820	3,942
Pool #C01079 7.500% 10/01/30	572	686

	Principal Amount	Value
Pool #C01135 7.500% 2/01/31	$1,866	$2,236
Pool #554904 9.000% 3/01/17	8	9
Federal National Mortgage Association Pool #775539 2.117% 5/01/34 FRN	22,558	24,076
Pool #725692 2.270% 10/01/33 FRN	54,066	57,480
Pool #888586 2.340% 10/01/34 FRN	53,781	57,324
Pool #587994 6.000% 6/01/16	619	635
Pool #253880 6.500% 7/01/16	1,669	1,715
Pool #575667 7.000% 3/01/31	2,684	3,179
Pool #497120 7.500% 8/01/29	63	76
Pool #529453 7.500% 1/01/30	588	710
Pool #532418 7.500% 2/01/30	904	1,091
Pool #531196 7.500% 2/01/30	80	96
Pool #530299 7.500% 3/01/30	88	103
Pool #536386 7.500% 4/01/30	99	119
Pool #535996 7.500% 6/01/31	2,496	3,007
Pool #523499 8.000% 11/01/29	80	96
Pool #252926 8.000% 12/01/29	56	68
Pool #532819 8.000% 3/01/30	51	62
Pool #537033 8.000% 4/01/30	888	1,086
Pool #534703 8.000% 5/01/30	606	737
Pool #253437 8.000% 9/01/30	53	65
Pool #253481 8.000% 10/01/30	25	31
Pool #602008 8.000% 8/01/31	1,425	1,738
Pool #596656 8.000% 8/01/31	605	685
Pool #190317 8.000% 8/01/31	1,173	1,427
Pool #597220 8.000% 9/01/31	717	878

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association Pool #371146 7.000% 9/15/23	$559	$633
Pool #352022 7.000% 11/15/23	2,626	2,997
Pool #491089 7.000% 12/15/28	6,380	7,521
Pool #483598 7.000% 1/15/29	776	916
Pool #500928 7.000% 5/15/29	960	1,139
Pool #478658 7.000% 5/15/29	495	589
Pool #499410 7.000% 7/15/29	286	340
Pool #510083 7.000% 7/15/29	509	601
Pool #493723 7.000% 8/15/29	2,462	2,928
Pool #581417 7.000% 7/15/32	5,753	6,858
Pool #591581 7.000% 8/15/32	2,969	3,550
Pool #203940 7.500% 4/15/17	703	739
Pool #193870 7.500% 5/15/17	666	704
Pool #181168 7.500% 5/15/17	158	168
Pool #226163 7.500% 7/15/17	1,145	1,216
Government National Mortgage Association II
Pool #008746 1.625% 11/20/25 FRN	1,505	1,542
Pool #080136 1.625% 11/20/27 FRN	265	273
Pool #82488 1.625% 3/20/40 FRN	156,497	162,432
Pool #82462 3.500% 1/20/40 FRN	129,094	134,434

		501,324

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $11,817,347)		11,880,976

U.S. TREASURY OBLIGATIONS — 26.1%
U.S. Treasury Bonds & Notes — 26.1%
U.S. Treasury Note 0.875% 11/15/17	29,500,000	29,573,175

	Principal Amount	Value
U.S. Treasury Note 1.000% 12/15/17	$19,040,000	$19,138,547
U.S. Treasury Note (d) (e) 1.500% 8/31/18	965,000	979,626

		49,691,348

TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,365,187)		49,691,348

TOTAL BONDS & NOTES (Cost $184,231,489)		185,065,944

	Notional Amount
PURCHASED OPTIONS — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
3-Month USD LIBOR BBA 10 Year Swaption, Call, Expires 4/25/16, Strike 1.90 (OTC — Credit Suisse International); Underlying swap terminates 4/27/26	$17,945,000	288,061

TOTAL PURCHASED OPTIONS (Cost $291,363)		288,061

TOTAL LONG-TERM INVESTMENTS (Cost $184,912,852)		185,747,824

	Principal Amount

SHORT-TERM INVESTMENTS — 2.9%
Commercial Paper — 2.9%
Equifax, Inc. (b) 0.500% 4/07/15	$1,600,000	1,599,867
Eversource Energy (b) 0.500% 4/08/15	2,323,000	2,322,774
Marriott International, Inc. (b) 0.520% 4/13/15	1,500,000	1,499,740

		5,422,381

TOTAL SHORT-TERM INVESTMENTS (Cost $5,422,381)		5,422,381

TOTAL INVESTMENTS — 100.5% (Cost $190,335,233) (f)		191,170,205

Other Assets/(Liabilities) — (0.5)%		(1,031,087)

NET ASSETS — 100.0%		$190,139,118

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
OTC	Over-the-counter
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2015, these securities amounted to a value of $2,373 or 0.00% of net assets.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $53,086,020 or 27.92% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At March 31, 2015, these securities amounted to a value of $392,882 or 0.21% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is held as collateral for open swap agreements (Note 2).
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Basic Materials — 6.4%
Chemicals — 2.8%
A. Schulman, Inc.	16,862	$812,748
Cytec Industries, Inc.	17,482	944,727
Intrepid Potash, Inc. (a) (b)	58,730	678,332
Tronox Ltd. Class A	43,620	886,795

		3,322,602

Forest Products & Paper — 1.7%
P.H. Glatfelter Co.	71,360	1,964,541

Mining — 1.9%
Century Aluminum Co. (a)	42,710	589,398
Kaiser Aluminum Corp.	20,570	1,581,627

		2,171,025

		7,458,168

Communications — 0.9%
Internet — 0.5%
Zynga, Inc. (a)	227,100	647,235

Telecommunications — 0.4%
RigNet, Inc. (a)	14,970	427,992

		1,075,227

Consumer, Cyclical — 10.9%
Airlines — 0.8%
Spirit Airlines, Inc. (a)	11,560	894,281

Apparel — 0.5%
Iconix Brand Group, Inc. (a)	17,780	598,653

Automotive & Parts — 1.8%
Dana Holding Corp.	101,354	2,144,651

Entertainment — 0.8%
International Speedway Corp. Class A	27,050	882,100

Retail — 7.0%
Brinker International, Inc.	25,000	1,539,000
Krispy Kreme Doughnuts, Inc. (a)	31,430	628,286
Mattress Firm Holding Corp. (a) (b)	28,200	1,963,848
Nu Skin Enterprises, Inc. Class A (b)	18,410	1,108,466
Popeyes Louisiana Kitchen, Inc. (a)	26,920	1,610,354
Texas Roadhouse, Inc.	36,460	1,328,238

		8,178,192

		12,697,877

Consumer, Non-cyclical — 29.8%
Agriculture — 0.7%
Universal Corp. (b)	18,510	872,932

Biotechnology — 1.9%
Celldex Therapeutics, Inc. (a)	17,350	483,545
Integra LifeSciences Holdings (a)	19,970	1,231,150

	Number of Shares	Value
Ultragenyx Pharmaceutical, Inc. (a)	7,160	$444,564

		2,159,259

Commercial Services — 10.8%
ABM Industries, Inc.	33,450	1,065,717
Booz Allen Hamilton Holding Corp.	30,650	887,011
HMS Holdings Corp. (a)	27,614	426,636
James River Group Holdings Ltd.	26,770	629,898
KAR Auction Services, Inc.	56,910	2,158,596
Korn/Ferry International	75,601	2,485,005
LifeLock, Inc. (a)	65,790	928,297
On Assignment, Inc. (a)	36,020	1,382,088
Paylocity Holding Corp. (a)	43,410	1,243,262
Team Health Holdings, Inc. (a)	24,080	1,408,921

		12,615,431

Foods — 2.6%
Flowers Foods, Inc.	20,495	466,056
Pinnacle Foods, Inc.	61,880	2,525,323

		2,991,379

Health Care – Products — 2.7%
Dexcom, Inc. (a)	14,479	902,621
NxStage Medical, Inc. (a)	39,270	679,371
Spectranetics Corp. (a) (b)	45,150	1,569,414

		3,151,406

Health Care – Services — 4.9%
Acadia Healthcare Co., Inc. (a)	16,290	1,166,364
HealthSouth Corp.	42,101	1,867,601
WellCare Health Plans, Inc. (a)	29,233	2,673,650

		5,707,615

Household Products — 3.5%
Acco Brands Corp. (a)	149,360	1,241,182
Prestige Brands Holdings, Inc. (a)	65,651	2,815,771

		4,056,953

Pharmaceuticals — 2.7%
Acadia Pharmaceuticals, Inc. (a)	19,020	619,862
Aratana Therapeutics, Inc. (a)	30,660	490,867
Esperion Therapeutics, Inc. (a) (b)	3,210	297,246
Keryx Biopharmaceuticals, Inc. (a) (b)	55,440	705,751
Kite Pharma, Inc. (a) (b)	5,030	290,130
VWR Corp. (a) (b)	29,450	765,405

		3,169,261

		34,724,236

Energy — 4.4%
Energy – Alternate Sources — 0.8%
Renewable Energy Group, Inc. (a)	97,479	898,756

Oil & Gas — 1.2%
Western Refining, Inc.	29,420	1,453,054

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.6%
NOW, Inc. (a) (b)	86,500	$1,871,860

Pipelines — 0.8%
Cone Midstream Partners LP	53,740	935,614

		5,159,284

Financial — 21.2%
Banks — 6.2%
BancorpSouth, Inc.	71,210	1,653,496
FirstMerit Corp.	74,705	1,423,877
MB Financial, Inc.	52,490	1,643,462
Talmer Bancorp, Inc.	43,090	659,924
Webster Financial Corp.	49,860	1,847,313

		7,228,072

Insurance — 1.5%
Endurance Specialty Holdings Ltd.	19,360	1,183,671
Old Republic International Corp.	37,180	555,469

		1,739,140

Real Estate Investment Trusts (REITS) — 9.5%
Apollo Commercial Real Estate Finance, Inc.	75,027	1,288,964
Chatham Lodging Trust	69,180	2,034,583
CYS Investments, Inc.	65,590	584,407
DuPont Fabros Technology, Inc.	38,910	1,271,579
LaSalle Hotel Properties	55,765	2,167,028
Mid-America Apartment Communities, Inc.	9,908	765,591
Redwood Trust, Inc.	40,570	724,986
STAG Industrial, Inc.	92,960	2,186,419

		11,023,557

Savings & Loans — 4.0%
BankUnited, Inc.	52,219	1,709,650
First Niagara Financial Group, Inc.	128,570	1,136,559
Flagstar Bancorp, Inc. (a)	68,532	994,399
Oritani Financial Corp.	57,820	841,281

		4,681,889

		24,672,658

Industrial — 9.5%
Aerospace & Defense — 0.7%
AAR Corp.	25,760	790,832

Building Materials — 1.5%
Boise Cascade Co. (a)	30,280	1,134,289
Masonite International Corp. (a)	9,540	641,660

		1,775,949

Electrical Components & Equipment — 1.6%
Generac Holdings, Inc. (a) (b)	17,710	862,300
Greatbatch, Inc. (a)	16,535	956,550

		1,818,850

	Number of Shares	Value
Engineering & Construction — 0.7%
AECOM (a)	25,907	$798,454

Manufacturing — 1.4%
Matthews International Corp. Class A	16,510	850,430
SPX Corp.	9,940	843,906

		1,694,336

Metal Fabricate & Hardware — 0.7%
Rexnord Corp. (a)	31,240	833,795

Transportation — 2.2%
Saia, Inc. (a)	15,706	695,776
Swift Transportation Co. (a)	39,895	1,038,068
XPO Logistics, Inc. (a) (b)	18,250	829,827

		2,563,671

Trucking & Leasing — 0.7%
The Greenbrier Cos., Inc. (b)	14,140	820,120

		11,096,007

Technology — 14.4%
Computers — 4.0%
CACI International, Inc. Class A (a)	12,700	1,141,984
FleetMatics Group PLC (a)	14,970	671,405
Fortinet, Inc. (a)	41,975	1,467,026
j2 Global, Inc.	21,661	1,422,694

		4,703,109

Semiconductors — 5.2%
Cavium, Inc. (a)	25,900	1,834,238
Cypress Semiconductor Corp.	76,393	1,077,906
IPG Photonics Corp. (a) (b)	7,450	690,615
MKS Instruments, Inc.	40,620	1,373,362
Semtech Corp. (a)	41,346	1,101,664

		6,077,785

Software — 5.2%
Guidewire Software, Inc. (a)	26,690	1,404,161
Imperva, Inc. (a)	36,700	1,567,090
Proofpoint, Inc. (a)	20,330	1,203,943
SYNNEX Corp.	23,450	1,811,512

		5,986,706

		16,767,600

Utilities — 0.4%
Water — 0.4%
Aqua America, Inc.	15,085	397,490

TOTAL COMMON STOCK (Cost $86,484,452)		114,048,547

TOTAL EQUITIES (Cost $86,484,452)		114,048,547

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 10.2%
Diversified Financial — 10.2%
State Street Navigator Securities Lending Prime Portfolio (c)	11,871,803	$11,871,803

TOTAL MUTUAL FUNDS (Cost $11,871,803)		11,871,803

TOTAL LONG-TERM INVESTMENTS (Cost $98,356,255)		125,920,350

	Principal Amount
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (d)	$2,248,323	2,248,323

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	315	315

TOTAL SHORT-TERM INVESTMENTS (Cost $2,248,638)		2,248,638

TOTAL INVESTMENTS — 110.0% (Cost $100,604,893) (e)		128,168,988

Other Assets/(Liabilities) — (10.0)%		(11,648,344)

NET ASSETS — 100.0%		$116,520,644

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $11,588,060 or 9.95% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,248,324. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/15/40, and an aggregate market value, including accrued interest, of $2,294,875.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.6%

COMMON STOCK — 91.4%
Basic Materials — 2.3%
Chemicals — 0.2%
Asian Paints Ltd.	11,857	$152,651

Mining — 2.1%
Alrosa AO (a)	520,068	630,516
First Quantum Minerals Ltd.	984	11,926
Glencore PLC	370,861	1,561,320

		2,203,762

		2,356,413

Communications — 18.8%
Internet — 13.0%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	10,400	865,696
B2W Cia Digital (a)	38,613	241,365
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	21,580	4,497,272
JD.com, Inc. (a)	52,205	1,533,783
MercadoLibre, Inc. (b)	7,550	925,026
NAVER Corp.	1,740	1,050,088
Tencent Holdings Ltd.	162,759	3,078,990
Yandex NV (a)	77,550	1,176,046

		13,368,266

Media — 2.3%
Grupo Televisa SAB Sponsored ADR (Mexico) (a)	41,720	1,377,177
Zee Entertainment Enterprises Ltd.	181,398	988,994

		2,366,171

Telecommunications — 3.5%
America Movil SAB de CV Sponsored ADR (Mexico)	91,630	1,874,750
MTN Group Ltd.	52,242	880,435
Telefonica Brasil SA Sponsored ADR (Brazil) (b)	58,540	895,077

		3,650,262

		19,384,699

Consumer, Cyclical — 12.3%
Apparel — 1.9%
Prada SpA	332,400	1,980,969

Leisure Time — 0.6%
Qunar Cayman Islands Ltd. (a)	14,300	589,875

Lodging — 2.9%
Galaxy Entertainment Group Ltd.	99,000	447,612
Genting Bhd	455,300	1,105,789
Homeinns Hotel Group ADR (Cayman Islands ) (a)	17,790	421,089

	Number of Shares	Value
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (b)	45,160	$969,134
SJM Holdings Ltd.	20,000	26,065

		2,969,689

Retail — 6.9%
Almacenes Exito SA (c)	29,800	283,806
Almacenes Exito SA	37,440	360,000
Astra International Tbk PT	2,748,000	1,799,857
Cie Financiere Richemont SA	15,068	1,213,053
CP ALL PCL	752,700	948,393
Jollibee Foods Corp.	122,180	601,071
Kering	3,025	591,276
SM Investments Corp.	48,460	974,809
Wal-Mart de Mexico SAB de CV	159,807	398,221

		7,170,486

		12,711,019

Consumer, Non-cyclical — 18.9%
Beverages — 5.0%
AMBEV SA	134,610	775,353
Anadolu Efes Biracilik Ve Malt Sanayii AS (a)	59,272	496,145
Fomento Economico Mexicano SAB de CV (a)	105,067	982,168
Nigerian Breweries PLC	597,683	431,395
Pernod-Ricard SA	8,721	1,029,114
SABMiller PLC	20,624	1,079,228
Tsingtao Brewery Co. Ltd.	60,000	401,655

		5,195,058

Commercial Services — 3.2%
DP World Ltd.	56,175	1,213,380
Estacio Participacoes SA	112,900	655,846
Kroton Educacional SA	102,077	329,111
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands) (a)	49,060	1,087,660

		3,285,997

Cosmetics & Personal Care — 0.7%
Colgate-Palmolive India Ltd.	9,122	292,316
Natura Cosmeticos SA	49,200	414,682

		706,998

Foods — 5.1%
BIM Birlesik Magazalar AS	22,935	406,723
Casino Guichard-Perrachon SA	260	23,000
Magnit OJSC (a)	15,146	2,958,121
Tingyi Cayman Islands Holding Corp.	560,000	1,204,785
Ulker Biskuvi Sanayi AS	28,287	212,603
Want Want China Holdings Ltd.	430,000	455,129

		5,260,361

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 0.1%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	156,000	$137,215

Health Care – Services — 0.9%
Apollo Hospitals Enterprise Ltd.	31,965	694,497
Diagnosticos da America SA	69,500	195,769

		890,266

Household Products — 0.3%
Unilever Indonesia Tbk PT	85,500	259,016

Pharmaceuticals — 3.6%
Cipla Ltd/India	48,998	556,500
Divi’s Laboratories Ltd.	1,983	55,955
Dr Reddy’s Laboratories Ltd.	17,445	980,941
Glenmark Pharmaceuticals Ltd.	23,649	296,706
Lupin Ltd.	6,587	211,219
Sinopharm Group Co.	276,400	1,123,985
Sun Pharmaceutical Industries Ltd.	33,024	537,702

		3,763,008

		19,497,919

Diversified — 3.8%
Holding Company – Diversified — 3.8%
Alfa SAB de CV (a)	50,353	101,838
Haci Omer Sabanci Holding AS	233,625	823,577
Jardine Strategic Holdings Ltd.	31,193	1,089,768
LVMH Moet Hennessy Louis Vuitton SE	10,626	1,875,298

		3,890,481

Energy — 2.8%
Oil & Gas — 2.4%
NovaTek OAO (d)	24,184	1,799,797
Tullow Oil PLC	126,717	529,133
Vallares PLC (a)	17,184	119,863

		2,448,793

Oil & Gas Services — 0.4%
China Oilfield Services Ltd.	290,000	480,600

		2,929,393

Financial — 20.3%
Banks — 4.3%
Bancolombia SA Sponsored ADR (Colombia) (b)	10,650	418,864
Commercial International Bank	74,908	557,641
Grupo Financiero Inbursa SAB de CV	383,839	967,304
Guaranty Trust Bank PLC	2,154,453	284,122
ICICI Bank Ltd. Sponsored ADR (India)	152,730	1,582,283
Kotak Mahindra Bank Ltd.	12,454	260,134
Zenith Bank PLC	3,078,291	324,454

		4,394,802

	Number of Shares	Value
Diversified Financial — 8.1%
BM&F BOVESPA SA	301,400	$1,053,916
Grupo Financiero Banorte SAB de CV Class O	265,879	1,541,570
Hong Kong Exchanges and Clearing Ltd.	36,871	900,957
Housing Development Finance Corp.	174,598	3,670,534
Old Mutual PLC	371,886	1,230,926

		8,397,903

Insurance — 3.2%
AIA Group Ltd.	248,600	1,556,505
China Life Insurance Co. Ltd.	205,000	900,158
China Pacific Insurance Group Co. Ltd. Class H	113,200	537,038
Sul America SA	73,300	326,360

		3,320,061

Investment Companies — 1.3%
Grupo Aval Acciones y Valores (b)	90,860	815,014
Grupo de Inversiones Suramericana SA	39,244	506,549

		1,321,563

Real Estate — 3.4%
Cyrela Brazil Realty SA	91,600	380,285
Hang Lung Properties Ltd.	491,000	1,376,073
Hang Lung Properties Ltd.	105,000	479,157
SM Prime Holdings, Inc.	1,939,500	866,099
SOHO China Ltd.	550,500	374,107

		3,475,721

		20,910,050

Industrial — 4.5%
Aerospace & Defense — 1.1%
Embraer SA Sponsored ADR (Brazil)	36,030	1,107,923

Building Materials — 1.8%
Ambuja Cements Ltd.	116,860	474,459
Indocement Tunggal Prakarsa Tbk PT	272,000	455,670
Semen Indonesia Persero Tbk PT	423,000	440,625
Ultratech Cement Ltd.	10,280	474,116

		1,844,870

Engineering & Construction — 0.8%
Airports of Thailand PCL	26,400	227,167
Grupo Aeroportuario del Sureste SAB de CV (a)	22,578	303,630
Larsen & Toubro Ltd.	11,082	304,109

		834,906

Metal Fabricate & Hardware — 0.8%
Tenaris SA Sponsored ADR (Luxembourg) (b)	31,130	871,640

		4,659,339

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 7.7%
Computers — 1.1%
Tata Consultancy Services Ltd.	28,890	$1,180,933

Semiconductors — 3.4%
MediaTek, Inc.	95,000	1,284,150
Taiwan Semiconductor Manufacturing Co. Ltd.	469,000	2,175,841

		3,459,991

Software — 3.2%
Infosys Technologies Ltd.	93,361	3,299,346

		7,940,270

TOTAL COMMON STOCK (Cost $97,301,879)		94,279,583

PREFERRED STOCK — 2.2%
Communications — 0.1%
Media — 0.1%
Zee Entertainment Enterprises Ltd. 6.000%	5,038,404	66,823

Consumer, Cyclical — 1.3%
Retail — 1.3%
Lojas Americanas SA 0.720%	260,600	1,343,194

Consumer, Non-cyclical — 0.5%
Foods — 0.5%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 1.030%	18,000	540,020

Financial — 0.3%
Banks — 0.3%
Banco Davivienda SA 3.570%	34,216	332,948

TOTAL PREFERRED STOCK (Cost $2,592,708)		2,282,985

TOTAL EQUITIES (Cost $99,894,587)		96,562,568

MUTUAL FUNDS — 4.8%
Diversified Financial — 4.8%
State Street Navigator Securities Lending Prime Portfolio (e)	4,973,022	4,973,022

TOTAL MUTUAL FUNDS (Cost $4,973,022)		4,973,022

WARRANTS — 0.0%
Consumer, Cyclical — 0.0%
Lodging — 0.0%
Genting BHD, Expires 12/18/18, Strike Price 7.96 (a)	81,500	40,271

		Value
TOTAL WARRANTS (Cost $38,401)		$40,271

TOTAL LONG-TERM INVESTMENTS (Cost $104,906,010)		101,575,861

	Principal Amount
SHORT-TERM INVESTMENTS — 5.7%
Repurchase Agreement — 5.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/15, 0.010%, due 4/01/15 (f)	$5,861,312	5,861,312

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/15	3,145	3,145

TOTAL SHORT-TERM INVESTMENTS (Cost $5,864,457)		5,864,457

TOTAL INVESTMENTS — 104.1% (Cost $110,770,467) (g)		107,440,318

Other Assets/(Liabilities) — (4.1)%		(4,264,279)

NET ASSETS — 100.0%		$103,176,039

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2015, was $4,845,685 or 4.70% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $283,806 or 0.28% of net assets.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2015, these securities amounted to a value of $1,799,797 or 1.74% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $5,861,314. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $5,981,989.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blend Fund (“Blend Fund”)

MML Equity Fund (“Equity Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Money Market Fund (“Money Market Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small Cap Equity Fund (“Small Cap Equity Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

Notes to Portfolio of Investments (Unaudited) (Continued)

For all Funds other than the Money Market Fund, short-term debt securities with remaining maturities of 60 days or less are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost, which approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The High Yield Fund and Money Market Fund characterized all investments at Level 2, as of March 31, 2015. The Small Cap Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2015. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2015, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Blend Fund
Asset Investments
Common Stock	$455,020,384	$-	$-	$455,020,384
Preferred Stock	976,333	-	-	976,333
Corporate Debt	-	109,924,201	-	109,924,201
Municipal Obligations	-	3,033,489	-	3,033,489
Non-U.S. Government Agency Obligations	-	39,095,813	392,880	39,488,693
Sovereign Debt Obligations	-	2,005,156	-	2,005,156
U.S. Government Agency Obligations and Instrumentalities	-	58,037,007	-	58,037,007
U.S. Treasury Obligations	-	4,990,623	-	4,990,623
Purchased Options	-	287,338	-	287,338
Rights	-	-	19,928	19,928
Short-Term Investments	-	50,904,159	-	50,904,159

Total Investments	$455,996,717	$268,277,786	$412,808	$724,687,311

Asset Derivatives
Futures Contracts	$499,476	$-	$-	$499,476

Liability Derivatives
Futures Contracts	$(246,640)	$-	$-	$(246,640)
Swap Agreements	-	(363,161)	-	(363,161)

Total	$(246,640)	$(363,161)	$-	$(609,801)

Equity Fund
Asset Investments
Common Stock	$816,274,539	$12,673,071	$-	$828,947,610
Mutual Funds	3,381,003	-	-	3,381,003
Short-Term Investments	-	8,264,572	-	8,264,572

Total Investments	$819,655,542	$20,937,643	$-	$840,593,185

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$23,265,591	$-	$23,265,591
Municipal Obligations	-	342,489	-	342,489
Non-U.S. Government Agency Obligations	-	200,191,605	768,385	200,959,990
U.S. Government Agency Obligations and Instrumentalities	-	1,666,245	-	1,666,245
U.S. Treasury Obligations	-	444,368,074	-	444,368,074
Purchased Options	-	247,769	-	247,769
Short-Term Investments	-	169,740,947	-	169,740,947

Total Investments	$-	$839,822,720	$768,385	$840,591,105

Asset Derivatives
Futures Contracts	$239	$-	$-	$239

Liability Derivatives
Futures Contracts	$(83,322)	$-	$-	$(83,322)
Swap Agreements	-	(313,256)	-	(313,256)

Total	$(83,322)	$(313,256)	$-	$(396,578)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Managed Bond Fund
Asset Investments
Preferred Stock	$5,453,641	$-	$-	$5,453,641
Corporate Debt	-	682,128,240	-	682,128,240
Municipal Obligations	-	16,318,585	-	16,318,585
Non-U.S. Government Agency Obligations	-	245,168,273	2,399,813	247,568,086
Sovereign Debt Obligations	-	10,864,874	-	10,864,874
U.S. Government Agency Obligations and Instrumentalities	-	386,623,444	-	386,623,444
U.S. Treasury Obligations	-	108,137,806	-	108,137,806
Purchased Options	-	1,777,484	-	1,777,484
Short-Term Investments	-	310,418,272	-	310,418,272

Total Investments	$5,453,641	$1,761,436,978	$2,399,813	$1,769,290,432

Asset Derivatives
Futures Contracts	$1,474,724	$-	$-	$1,474,724

Liability Derivatives
Futures Contracts	$(493,136)	$-	$-	$(493,136)
Swap Agreements	-	(2,247,079)	-	(2,247,079)

Total	$(493,136)	$(2,246,079)	$-	$(2,740,215)

Short-Duration Bond Fund
Asset Investments
Preferred Stock	$393,819	$-	$-	$393,819
Corporate Debt	-	75,250,502	-	75,250,502
Municipal Obligations	-	573,283	-	573,283
Non-U.S. Government Agency Obligations	-	47,276,953	392,882	47,669,835
U.S. Government Agency Obligations and Instrumentalities	-	11,880,976	-	11,880,976
U.S. Treasury Obligations	-	49,691,348	-	49,691,348
Purchased Options	-	288,061	-	288,061
Short-Term Investments	-	5,422,381	-	5,422,381

Total Investments	$393,819	$190,383,504	$392,882	$191,170,205

Asset Derivatives
Futures Contracts	$603,675	$-	$-	$603,675

Liability Derivatives
Futures Contracts	$(131,906)	$-	$-	$(131,906)
Swap Agreements	-	(364,173)	-	(364,173)

Total	$(131,906)	$(364,173)	$-	$(496,079)

Strategic Emerging Markets Fund
Asset Investments
Common Stock	$27,587,505	$66,692,078 *	$-	$94,279,583
Preferred Stock	-	2,282,985	-	2,282,985
Mutual Funds	4,973,022	-	-	4,973,022
Warrants	-	40,271	-	40,271
Short-Term Investments	-	5,864,457	-	5,864,457

Total Investments	$32,560,527	$74,879,791	$-	$107,440,318

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/14	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 3/31/15	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/15
Blend Fund
Non-U.S. Government
Agency Obligations†	$165,398	$-	$-	$67	$249,531	$(22,116)	$-	$-	$392,880	$67
Rights	-	-	-	-	19,928	-	-	-	19,928	-

	$165,398	$-	$-	$67	$269,459	$(22,116)	$-	$-	$412,808	$67

Inflation-Protected and Income Fund
Non-U.S. Government
Agency Obligations†	$264,636	$-	$-	$146	$538,987	$(35,384)	$-	$-	$768,385	$146

Managed Bond Fund
Non-U.S. Government
Agency Obligations†	$926,227	$-	$-	$431	$1,597,000	$(123,845)	$-	$-	$2,399,813	$431

Short-Duration Bond Fund
Non-U.S. Government
Agency Obligations†	$165,398	$-	$-	$67	$249,531	$(22,114)	$-	$-	$392,882	$67

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.

The Funds had no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy at March 31, 2015. The Funds recognize transfers between the Levels as of the beginning of the year.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at March 31, 2015, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Blend Fund	Inflation- Protected and Income Fund	Managed Bond Fund	Short-Duration Bond Fund	Strategic Emerging Markets Fund
Futures Contracts*
Hedging/Risk Management	A	A	A	A
Duration/Credit Quality Management	A	A	A	A
Substitution for Direct Investment	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M

Interest Rate Swaps**
Hedging/Risk Management	A	A	A	A
Duration Management	M	M	M	M
Asset/Liability Management	M	M	M	M
Substitution for Direct Investment	M	M	M	M
Intention to Create Investment Leverage in Portfolio	M	M	M	M

Options (Purchased)
Hedging/Risk Management	A	A	A	A
Duration/Credit Quality Management	A	A	A	A
Substitution for Direct Investment	A	A	A	A
Directional Investment	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M

Rights and Warrants
Hedging/Risk Management	M
Duration/Credit Quality Management	M
Directional Investment	M
Intention to Create Investment Leverage in Portfolio	M
Result of a Corporate Action	A				A

*	Includes any options purchased or written on futures contracts, if applicable.
**	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At March 31, 2015, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Interest Rate Risk	Total
Blend Fund
Asset Derivatives
Purchased Options	$-	$287,338	$287,338
Futures Contracts	-	499,476	499,476
Rights	19,928	-	19,928

Total Value	$19,928	$786,814	$806,742

Liability Derivatives
Futures Contracts	$-	$(246,640)	$(246,640)
Swap Agreements	-	(363,161)	(363,161)

Total Value	$-	$(609,801)	$(609,801)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$17,900,000	$17,900,000
Futures Contracts	-	495	495
Swap Agreements	$-	$5,385,000	$5,385,000
Rights	37,600	-	37,600

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options	$-	$247,769	$247,769
Futures Contracts	-	239	239

Total Value	$-	$248,008	$248,008

Liability Derivatives
Futures Contracts	$-	$(83,322)	$(83,322)
Swap Agreements	-	(313,256)	(313,256)

Total Value	$-	$(396,578)	$(396,578)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$15,435,000	$15,435,000
Futures Contracts	-	105	105
Swap Agreements	$-	$4,645,000	$4,645,000

Managed Bond Fund
Asset Derivatives
Purchased Options	$-	$1,777,484	$1,777,484
Futures Contracts	-	1,474,724	1,474,724

Total Value	$-	$3,252,208	$3,252,208

Liability Derivatives
Futures Contracts	$-	$(493,136)	$(493,136)
Swap Agreements	-	(2,247,079)	(2,247,079)

Total Value	$-	$(2,740,215)	$(2,740,215)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$110,730,000	$110,730,000
Futures Contracts	-	2,088	2,088
Swap Agreements	$-	$33,320,000	$33,320,000

Notes to Portfolio of Investments (Unaudited) (Continued)

	Equity Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Purchased Options	$-	$288,061	$288,061
Futures Contracts	-	603,675	603,675

Total Value	$-	$891,736	$891,736

Liability Derivatives
Futures Contracts	$-	$(131,906)	$(131,906)
Swap Agreements	-	(364,173)	(364,173)

Total Value	$-	$(496,079)	$(496,079)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$17,945,000	$17,945,000
Futures Contracts	-	640	640
Swap Agreements	$-	$5,400,000	$5,400,000

Strategic Emerging Markets Fund
Asset Derivatives
Warrants	$40,271	$-	$40,271

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	81,500	-	81,500

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for swap agreements and purchased options, or shares/units outstanding for rights and warrants at March 31, 2015.

Further details regarding the derivatives and other investments held by the Fund(s) at March 31, 2015, are discussed below.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open futures contracts at March 31, 2015:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Blend Fund
Futures Contracts — Long
U.S. Ultra Bond	06/19/15	40	$6,795,000	$185,727
U.S. Treasury Note 2 Year	06/30/15	51	11,176,969	33,535
U.S. Treasury Note 5 Year	06/30/15	259	31,134,633	280,214

				$499,476

Futures Contracts — Short
U.S. Treasury Note 10 Year	06/19/15	121	$(15,597,656)	$(193,727)
U.S. Long Bond	06/19/15	24	(3,933,000)	(52,913)

				$(246,640)

Inflation-Protected and Income Fund
Futures Contracts — Short
U.S. Long Bond	06/19/15	5	$(819,375)	$(5,514)
U.S. Treasury Note 10 Year	06/19/15	10	(1,289,062)	(3,309)
U.S. Ultra Bond	06/19/15	4	(679,500)	239
U.S. Treasury Note 2 Year	06/30/15	63	(13,806,844)	(50,380)
U.S. Treasury Note 5 Year	06/30/15	23	(2,764,852)	(24,119)

				$(83,083)

Managed Bond Fund
Futures Contracts — Long
U.S. Ultra Bond	06/19/15	2	$339,750	$(2,444)
U.S. Treasury Note 2 Year	06/30/15	595	130,397,969	474,161
U.S. Treasury Note 5 Year	06/30/15	991	119,129,039	1,000,563

				$1,472,280

Futures Contracts — Short
U.S. Long Bond	06/19/15	48	$(7,866,000)	$(100,216)
U.S. Treasury Note 10 Year	06/19/15	452	(58,265,625)	(390,476)

				$(490,692)

Short-Duration Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	06/30/15	176	$38,571,500	$139,982
U.S. Treasury Note 5 Year	06/30/15	389	46,762,055	463,693

				$603,675

Futures Contracts — Short
U.S. Long Bond	06/19/15	2	$(327,750)	$(4,306)
U.S. Treasury Note 10 Year	06/19/15	73	(9,410,156)	(127,600)

				$(131,906)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or

Notes to Portfolio of Investments (Unaudited) (Continued)

“swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

Notes to Portfolio of Investments (Unaudited) (Continued)

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap transactions at March 31, 2015. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Blend Fund*
Interest Rate Swaps
Centrally Cleared Swaps
USD	5,385,000	4/29/24	Fixed 2.765%	3-Month USD-LIBOR-BBA	$(363,161)	$—	$(363,161)

Inflation-Protected and Income Fund**
Interest Rate Swaps
Centrally Cleared Swaps
USD	4,645,000	4/29/24	Fixed 2.765%	3-Month USD-LIBOR-BBA	(313,256)	—	(313,256)

Managed Bond Fund***
Interest Rate Swaps
Centrally Cleared Swaps
USD	33,320,000	4/29/24	Fixed 2.765%	3-Month USD-LIBOR-BBA	(2,247,079)	—	(2,247,079)

Short-Duration Bond Fund****
Interest Rate Swaps
Centrally Cleared Swaps
USD	5,400,000	4/29/24	Fixed 2.765%	3-Month USD-LIBOR-BBA	(364,173)	—	(364,173)

USD	U.S. Dollar
*	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $197,420 in securities at March 31, 2015.
**	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $171,392 in securities at March 31, 2015.
***	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $1,211,989 in securities at March 31, 2015.
****	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $1,999,040 in securities at March 31, 2015.

Options, Rights, and Warrants

A Fund may purchase call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Purchasing call options. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Notes to Portfolio of Investments (Unaudited) (Continued)

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Notes to Portfolio of Investments (Unaudited) (Continued)

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2015, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Notes to Portfolio of Investments (Unaudited) (Continued)

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

The Fund(s) listed in the following table had open reverse repurchase transactions at March 31, 2015:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 1/07/15, 0.230%, to be repurchased on demand until 4/08/15 at value plus accrued interest.	$33,600,000
Agreement with Banque Paribas, dated 1/08/15, 0.230%, to be repurchased on demand until 4/08/15 at value plus accrued interest.	71,452,000
Agreement with Banque Paribas, dated 3/03/15, 0.250%, to be repurchased on demand until 6/02/15 at value plus accrued interest.	5,429,000
Agreement with Daiwa Securities, dated 3/05/15, 0.220%, to be repurchased on demand until 5/06/15 at value plus accrued interest.	45,301,550
Agreement with Goldman Sachs & Co., dated 1/13/15, 0.210%, to be repurchased on demand until 4/10/15 at value plus accrued interest.	20,759,130
Agreement with Goldman Sachs & Co., dated 2/11/15, 0.240%, to be repurchased on demand until 5/07/15 at value plus accrued interest.	60,368,163
Agreement with HSBC Finance Corp., dated 1/06/15, 0.220%, to be repurchased on demand until 4/07/15 at value plus accrued interest.	70,778,613
Agreement with HSBC Finance Corp., dated 3/04/15, 0.240%, to be repurchased on demand until 6/04/15 at value plus accrued interest.	42,232,875
Agreement with Morgan Stanley & Co., dated 3/03/15, 0.240%, to be repurchased on demand until 5/05/15 at value plus accrued interest.	1,150,000
Agreement with Morgan Stanley & Co., dated 3/05/15, 0.240%, to be repurchased on demand until 5/05/15 at value plus accrued interest.	18,978,000

$370,049,331

Average balance outstanding	$120,587,419
Maximum balance outstanding	$403,766,578
Average interest rate	0.22%
Weighted average maturity	38 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase transactions.

Notes to Portfolio of Investments (Unaudited) (Continued)

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

The Blend Fund, Equity Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, Short-Duration Bond Fund, Small Cap Equity Fund, and Strategic Emerging Markets Fund may lend their securities; however, lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Blend Fund, Equity Fund, High Yield Fund, Inflation-Protected and Income Fund, Short-Duration Bond Fund, Small Cap Equity Fund, and Strategic Emerging Markets Fund, respectively, taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the Borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2015, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Blend Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, and Short-Duration Bond Fund and annually for the Equity Fund, Small Cap Equity Fund, and Strategic Emerging Markets Fund, and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At March 31, 2015, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$572,768,668	$157,382,170	$(5,463,527)	$151,918,643
Equity Fund	658,608,546	195,093,211	(13,108,572)	181,984,639
High Yield Fund	146,841,866	3,758,047	(3,854,273)	(96,226)
Inflation-Protected and Income Fund	824,543,501	19,615,858	(3,568,254)	16,047,604
Managed Bond Fund	1,726,751,501	54,416,313	(11,877,382)	42,538,931
Short-Duration Bond Fund	190,335,233	3,481,113	(2,646,141)	834,972
Small Cap Equity Fund	100,604,893	29,548,868	(1,984,773)	27,564,095
Strategic Emerging Markets Fund	110,770,467	9,539,725	(12,869,874)	(3,330,149)

Note: The aggregate cost for investments for the Money Market Fund at March 31, 2015, is the same for financial reporting and federal income tax purposes.

4. New Accounting Pronouncements

In June 2014, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the financial statements.

5. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amount sought to be recovered from the Blend Fund and Small Cap Equity Fund, plus interest and the Official Committee’s court costs, are approximately $207,400 and $93,500, respectively.

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Fund cannot predict the outcome of these proceedings. Accordingly, the Fund has not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Fund, or if the Fund was to enter into a settlement

Notes to Portfolio of Investments (Unaudited) (Continued)

agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Fund’s net asset value depending on the net assets of the Fund at the time of such judgment or settlement.

6. Subsequent Events

Management has evaluated the events and transactions subsequent to March 31, 2015, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By	/s/ Jeffrey M. Dube
Jeffrey M. Dube, President and Principal Executive Officer

Date	5/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jeffrey M. Dube
Jeffrey M. Dube, President and Principal Executive Officer

Date	5/26/15

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	5/26/15